UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04000

Calvert Variable Products, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2023

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
VP S&P MidCap 400® Index Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP S&P MidCap 400® Index Portfolio

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	8.71%	17.30%	7.48%	9.82%
Class F at NAV	10/01/2007	05/03/1999	8.60	17.06	7.25	9.57

S&P MidCap 400® Index	—	—	8.84%	17.61%	7.78%	10.20%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.44%	0.64%
Net	0.33	0.53
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
SPDR S&P MidCap 400 ETF Trust	1.1%
Hubbell, Inc.	0.8
Builders FirstSource, Inc.	0.7
Reliance Steel & Aluminum Co.	0.7
Graco, Inc.	0.6
Jabil, Inc.	0.6
Deckers Outdoor Corp.	0.6
Lattice Semiconductor Corp.	0.6
Penumbra, Inc.	0.6
Carlisle Cos., Inc.	0.6
Total	6.9%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P MidCap 400® Index is an unmanaged index of 400 U.S. mid-cap stocks. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,087.10	$1.71 **	0.33%
Class F	$1,000.00	$1,086.00	$2.74 **	0.53%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.16	$1.66 **	0.33%
Class F	$1,000.00	$1,022.17	$2.66 **	0.53%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 1.2%
BWX Technologies, Inc.	22,837	$ 1,634,444
Curtiss-Wright Corp.	9,575	1,758,545
Hexcel Corp.	21,070	1,601,741
Mercury Systems, Inc.(1)	14,832	513,039
Woodward, Inc.	14,992	1,782,699
		$ 7,290,468
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	29,699	$ 1,865,691
		$ 1,865,691
Automobile Components — 1.6%
Adient PLC(1)	23,650	$ 906,268
Autoliv, Inc.	19,291	1,640,507
Fox Factory Holding Corp.(1)	10,564	1,146,300
Gentex Corp.	58,362	1,707,672
Goodyear Tire & Rubber Co. (The)(1)	70,780	968,270
Lear Corp.	14,740	2,115,927
Visteon Corp.(1)	7,080	1,016,759
		$ 9,501,703
Automobiles — 0.4%
Harley-Davidson, Inc.	32,670	$ 1,150,311
Thor Industries, Inc.	13,365	1,383,277
		$ 2,533,588
Banks — 5.1%
Associated Banc-Corp.	38,279	$ 621,268
Bank OZK	26,919	1,081,067
Cadence Bank	45,625	896,075
Cathay General Bancorp	18,519	596,127
Columbia Banking System, Inc.	52,058	1,055,736
Commerce Bancshares, Inc.	28,342	1,380,255
Cullen/Frost Bankers, Inc.	16,082	1,729,297
East West Bancorp, Inc.	35,326	1,864,860
F.N.B. Corp.	90,168	1,031,522
First Financial Bankshares, Inc.	32,436	924,102
First Horizon Corp.	134,306	1,513,629
Glacier Bancorp, Inc.	27,687	863,004
Hancock Whitney Corp.	21,496	825,016
Home BancShares, Inc.	47,099	1,073,857
International Bancshares Corp.	13,185	582,777
New York Community Bancorp, Inc.	180,334	2,026,954
Old National Bancorp	73,070	1,018,596
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	19,165	$ 1,085,697
Prosperity Bancshares, Inc.	23,458	1,324,908
SouthState Corp.	18,960	1,247,568
Synovus Financial Corp.	36,489	1,103,792
Texas Capital Bancshares, Inc.(1)	11,954	615,631
UMB Financial Corp.	10,903	663,993
United Bankshares, Inc.	33,610	997,209
Valley National Bancorp	105,269	815,835
Webster Financial Corp.	43,638	1,647,334
Wintrust Financial Corp.	15,470	1,123,431
		$ 29,709,540
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(1)	2,344	$ 722,983
Celsius Holdings, Inc.(1)	10,163	1,516,218
Coca-Cola Consolidated, Inc.	1,149	730,787
		$ 2,969,988
Biotechnology — 1.5%
Arrowhead Pharmaceuticals, Inc.(1)	26,696	$ 951,980
Exelixis, Inc.(1)	81,320	1,554,025
Halozyme Therapeutics, Inc.(1)	32,884	1,186,126
Neurocrine Biosciences, Inc.(1)	24,367	2,297,808
United Therapeutics Corp.(1)	11,699	2,582,554
		$ 8,572,493
Broadline Retail — 0.5%
Kohl's Corp.	28,127	$ 648,327
Macy's, Inc.	68,007	1,091,512
Nordstrom, Inc.	28,759	588,697
Ollie's Bargain Outlet Holdings, Inc.(1)	14,375	832,744
		$ 3,161,280
Building Products — 3.8%
Advanced Drainage Systems, Inc.	15,620	$ 1,777,244
Builders FirstSource, Inc.(1)	32,007	4,352,952
Carlisle Cos., Inc.	12,728	3,265,114
Fortune Brands Innovations, Inc.	31,643	2,276,714
Lennox International, Inc.	8,068	2,630,733
Owens Corning	22,503	2,936,641
Simpson Manufacturing Co., Inc.	10,656	1,475,856
Trex Co., Inc.(1)	27,171	1,781,331
UFP Industries, Inc.	15,507	1,504,954
		$ 22,001,539

6
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	9,016	$ 1,351,408
Evercore, Inc., Class A	8,810	1,088,828
Federated Hermes, Inc., Class B	21,235	761,275
Interactive Brokers Group, Inc., Class A	25,720	2,136,560
Janus Henderson Group PLC	33,095	901,839
Jefferies Financial Group, Inc.	46,630	1,546,717
SEI Investments Co.	25,300	1,508,386
Stifel Financial Corp.	26,504	1,581,494
		$ 10,876,507
Chemicals — 2.3%
Ashland, Inc.	12,131	$ 1,054,305
Avient Corp.	21,379	874,401
Axalta Coating Systems, Ltd.(1)	55,323	1,815,148
Cabot Corp.	14,021	937,865
Chemours Co. (The)	37,248	1,374,079
NewMarket Corp.	1,659	667,117
Olin Corp.	30,024	1,542,933
RPM International, Inc.	32,193	2,888,678
Scotts Miracle-Gro Co. (The), Class A(2)	10,222	640,817
Sensient Technologies Corp.	10,702	761,233
Westlake Corp.	8,606	1,028,159
		$ 13,584,735
Commercial Services & Supplies — 1.3%
Brink's Co. (The)	11,594	$ 786,421
Clean Harbors, Inc.(1)	12,565	2,066,063
MSA Safety, Inc.	9,218	1,603,563
Stericycle, Inc.(1)	23,086	1,072,114
Tetra Tech, Inc.	13,293	2,176,596
		$ 7,704,757
Communications Equipment — 0.6%
Calix, Inc.(1)	14,600	$ 728,686
Ciena Corp.(1)	37,249	1,582,710
Lumentum Holdings, Inc.(1)(2)	17,156	973,260
		$ 3,284,656
Construction & Engineering — 1.8%
AECOM	34,712	$ 2,939,759
EMCOR Group, Inc.	11,874	2,194,078
Fluor Corp.(1)	35,770	1,058,792
MasTec, Inc.(1)	14,899	1,757,635
MDU Resources Group, Inc.	50,854	1,064,883
Valmont Industries, Inc.	5,258	1,530,341
		$ 10,545,488
Security	Shares	Value
Construction Materials — 0.4%
Eagle Materials, Inc.	9,003	$ 1,678,339
Knife River Corp.(1)	12,942	562,977
		$ 2,241,316
Consumer Finance — 0.3%
FirstCash Holdings, Inc.	9,197	$ 858,356
SLM Corp.	61,278	1,000,057
		$ 1,858,413
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(1)	33,560	$ 2,114,616
Casey's General Stores, Inc.	9,305	2,269,303
Grocery Outlet Holding Corp.(1)	22,336	683,705
Performance Food Group Co.(1)	38,994	2,348,998
Sprouts Farmers Market, Inc.(1)	25,734	945,210
US Foods Holding Corp.(1)	56,595	2,490,180
		$ 10,852,012
Containers & Packaging — 1.9%
AptarGroup, Inc.	16,362	$ 1,895,702
Berry Global Group, Inc.	29,767	1,915,209
Crown Holdings, Inc.	29,992	2,605,405
Graphic Packaging Holding Co.	76,701	1,843,125
Greif, Inc., Class A	6,627	456,534
Silgan Holdings, Inc.	20,925	981,173
Sonoco Products Co.	24,462	1,443,747
		$ 11,140,895
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	944	$ 539,477
Grand Canyon Education, Inc.(1)	7,673	791,931
H&R Block, Inc.	38,029	1,211,984
Service Corp. International	37,751	2,438,337
		$ 4,981,729
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc.(1)	55,757	$ 1,039,310
Iridium Communications, Inc.	31,447	1,953,488
		$ 2,992,798
Electric Utilities — 1.2%
ALLETE, Inc.	14,553	$ 843,637
Hawaiian Electric Industries, Inc.	27,363	990,541
IDACORP, Inc.	12,638	1,296,659
OGE Energy Corp.	50,017	1,796,110
PNM Resources, Inc.	21,435	966,719

7
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Portland General Electric Co.	24,129	$ 1,129,961
		$ 7,023,627
Electrical Equipment — 2.2%
Acuity Brands, Inc.	7,941	$ 1,295,018
EnerSys	10,202	1,107,121
Hubbell, Inc.	13,383	4,437,267
nVent Electric PLC	41,371	2,137,640
Regal Rexnord Corp.	16,552	2,547,353
Sunrun, Inc.(1)	53,844	961,654
Vicor Corp.(1)	5,734	309,636
		$ 12,795,689
Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics, Inc.(1)	14,107	$ 2,020,546
Avnet, Inc.	22,825	1,151,521
Belden, Inc.	10,626	1,016,377
Cognex Corp.	43,103	2,414,630
Coherent Corp.(1)	34,806	1,774,410
IPG Photonics Corp.(1)	7,797	1,058,988
Jabil, Inc.	33,135	3,576,261
Littelfuse, Inc.	6,201	1,806,413
National Instruments Corp.	32,839	1,884,959
Novanta, Inc.(1)	8,942	1,646,222
TD SYNNEX Corp.	10,368	974,592
Vishay Intertechnology, Inc.	31,861	936,713
Vontier Corp.	38,862	1,251,745
		$ 21,513,377
Energy Equipment & Services — 0.7%
ChampionX Corp.	49,439	$ 1,534,586
NOV, Inc.	98,324	1,577,117
Valaris, Ltd.(1)	15,020	945,209
		$ 4,056,912
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	10,839	$ 1,175,706
		$ 1,175,706
Financial Services — 1.5%
Essent Group, Ltd.	26,785	$ 1,253,538
Euronet Worldwide, Inc.(1)	11,774	1,381,914
MGIC Investment Corp.	71,576	1,130,185
Voya Financial, Inc.	24,695	1,770,879
Western Union Co. (The)	93,515	1,096,931
Security	Shares	Value
Financial Services (continued)
WEX, Inc.(1)	10,699	$ 1,947,967
		$ 8,581,414
Food Products — 1.4%
Darling Ingredients, Inc.(1)	39,847	$ 2,541,840
Flowers Foods, Inc.	48,138	1,197,674
Ingredion, Inc.	16,486	1,746,692
Lancaster Colony Corp.	4,949	995,194
Pilgrim's Pride Corp.(1)	11,680	251,003
Post Holdings, Inc.(1)	13,371	1,158,597
		$ 7,891,000
Gas Utilities — 1.1%
National Fuel Gas Co.	22,926	$ 1,177,479
New Jersey Resources Corp.	24,214	1,142,901
ONE Gas, Inc.	13,923	1,069,426
Southwest Gas Holdings, Inc.	16,594	1,056,208
Spire, Inc.	13,135	833,284
UGI Corp.	52,275	1,409,857
		$ 6,689,155
Ground Transportation — 2.0%
Avis Budget Group, Inc.(1)	5,958	$ 1,362,416
Hertz Global Holdings, Inc.(1)	39,362	723,867
Knight-Swift Transportation Holdings, Inc.	40,213	2,234,234
Landstar System, Inc.	8,973	1,727,662
Ryder System, Inc.	11,610	984,412
Saia, Inc.(1)	6,626	2,268,809
Werner Enterprises, Inc.	14,719	650,285
XPO, Inc.(1)	28,933	1,707,047
		$ 11,658,732
Health Care Equipment & Supplies — 3.5%
Enovis Corp.(1)	11,976	$ 767,901
Envista Holdings Corp.(1)	40,881	1,383,413
Globus Medical, Inc., Class A(1)	20,034	1,192,824
Haemonetics Corp.(1)	12,598	1,072,594
ICU Medical, Inc.(1)	5,048	899,503
Inari Medical, Inc.(1)	12,850	747,099
Integra LifeSciences Holdings Corp.(1)	17,795	731,908
Lantheus Holdings, Inc.(1)	17,065	1,432,095
LivaNova PLC(1)	13,427	690,551
Masimo Corp.(1)	12,126	1,995,333
Neogen Corp.(1)	53,996	1,174,413
Omnicell, Inc.(1)	11,258	829,377
Penumbra, Inc.(1)	9,553	3,286,805

8
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
QuidelOrtho Corp.(1)	13,619	$ 1,128,470
Shockwave Medical, Inc.(1)	9,146	2,610,360
STAAR Surgical Co.(1)	12,354	649,450
		$ 20,592,096
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(1)	23,161	$ 1,844,542
Amedisys, Inc.(1)	8,137	744,047
Chemed Corp.	3,751	2,031,804
Encompass Health Corp.	25,032	1,694,917
HealthEquity, Inc.(1)	21,344	1,347,660
Option Care Health, Inc.(1)	41,301	1,341,870
Patterson Cos., Inc.	21,716	722,274
Progyny, Inc.(1)	19,181	754,581
R1 RCM, Inc.(1)	34,464	635,861
Tenet Healthcare Corp.(1)	25,456	2,071,609
		$ 13,189,165
Health Care REITs — 1.1%
Healthcare Realty Trust, Inc.	95,100	$ 1,793,586
Medical Properties Trust, Inc.(2)	149,411	1,383,546
Omega Healthcare Investors, Inc.	58,524	1,796,101
Physicians Realty Trust	58,872	823,619
Sabra Health Care REIT, Inc.	57,736	679,553
		$ 6,476,405
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)(2)	29,644	$ 1,008,489
		$ 1,008,489
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	53,849	$ 690,344
		$ 690,344
Hotels, Restaurants & Leisure — 3.5%
Aramark	65,081	$ 2,801,737
Boyd Gaming Corp.	19,174	1,330,100
Choice Hotels International, Inc.(2)	6,622	778,217
Churchill Downs, Inc.	16,453	2,289,764
Hilton Grand Vacations, Inc.(1)	19,196	872,266
Light & Wonder, Inc., Class A(1)	22,755	1,564,634
Marriott Vacations Worldwide Corp.	9,192	1,128,042
Papa John's International, Inc.	7,421	547,892
Penn Entertainment, Inc.(1)	38,487	924,843
Planet Fitness, Inc., Class A(1)	21,216	1,430,807
Texas Roadhouse, Inc.	16,732	1,878,669
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	19,055	$ 768,679
Wendy's Co. (The)	42,101	915,697
Wingstop, Inc.	7,484	1,497,998
Wyndham Hotels & Resorts, Inc.	21,443	1,470,347
		$ 20,199,692
Household Durables — 1.7%
Helen of Troy, Ltd.(1)	6,003	$ 648,444
KB Home	20,047	1,036,630
Leggett & Platt, Inc.	33,242	984,628
Taylor Morrison Home Corp.(1)	27,248	1,328,885
Tempur Sealy International, Inc.	42,970	1,721,808
Toll Brothers, Inc.	25,717	2,033,443
TopBuild Corp.(1)	7,929	2,109,273
		$ 9,863,111
Household Products — 0.1%
Energizer Holdings, Inc.	16,600	$ 557,428
		$ 557,428
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	13,121	$ 1,055,716
		$ 1,055,716
Industrial REITs — 1.4%
EastGroup Properties, Inc.	11,094	$ 1,925,918
First Industrial Realty Trust, Inc.	33,025	1,738,436
Rexford Industrial Realty, Inc.	50,183	2,620,556
STAG Industrial, Inc.	44,795	1,607,245
		$ 7,892,155
Insurance — 3.8%
American Financial Group, Inc.	17,443	$ 2,071,356
Brighthouse Financial, Inc.(1)	16,697	790,603
CNO Financial Group, Inc.	28,607	677,128
First American Financial Corp.	25,776	1,469,747
Hanover Insurance Group, Inc. (The)	8,922	1,008,453
Kemper Corp.	15,980	771,195
Kinsale Capital Group, Inc.	5,435	2,033,777
Old Republic International Corp.	67,995	1,711,434
Primerica, Inc.	9,047	1,789,135
Reinsurance Group of America, Inc.	16,617	2,304,612
RenaissanceRe Holdings, Ltd.	12,544	2,339,707
RLI Corp.	10,125	1,381,759
Selective Insurance Group, Inc.	15,107	1,449,516

9
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Unum Group	46,261	$ 2,206,650
		$ 22,005,072
Interactive Media & Services — 0.5%
TripAdvisor, Inc.(1)	26,791	$ 441,784
Ziff Davis, Inc.(1)	11,808	827,268
ZoomInfo Technologies, Inc., Class A(1)	67,316	1,709,153
		$ 2,978,205
IT Services — 0.1%
Kyndryl Holdings, Inc.(1)	51,133	$ 679,046
		$ 679,046
Leisure Products — 1.1%
Brunswick Corp.	17,659	$ 1,529,976
Mattel, Inc.(1)	88,392	1,727,180
Polaris, Inc.	13,359	1,615,504
Topgolf Callaway Brands Corp.(1)	34,763	690,045
YETI Holdings, Inc.(1)	21,639	840,459
		$ 6,403,164
Life Sciences Tools & Services — 1.3%
Azenta, Inc.(1)	16,274	$ 759,670
Bruker Corp.	24,916	1,841,791
Medpace Holdings, Inc.(1)	6,169	1,481,609
Repligen Corp.(1)	12,931	1,829,219
Sotera Health Co.(1)	24,713	465,593
Syneos Health, Inc.(1)	25,886	1,090,836
		$ 7,468,718
Machinery — 4.7%
AGCO Corp.	15,517	$ 2,039,244
Chart Industries, Inc.(1)(2)	10,480	1,674,599
Crane Co.	12,042	1,073,183
Crane NXT Co.	12,263	692,124
Donaldson Co., Inc.	30,286	1,893,178
Esab Corp.	12,934	860,628
Flowserve Corp.	32,751	1,216,700
Graco, Inc.	42,039	3,630,068
ITT, Inc.	20,577	1,917,982
Lincoln Electric Holdings, Inc.	14,378	2,855,902
Middleby Corp. (The)(1)	13,364	1,975,600
Oshkosh Corp.	16,311	1,412,369
Terex Corp.	16,931	1,012,982
Timken Co. (The)	16,452	1,505,852
Toro Co. (The)	26,043	2,647,271
Security	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	6,845	$ 1,257,632
		$ 27,665,314
Marine Transportation — 0.2%
Kirby Corp.(1)	14,984	$ 1,153,019
		$ 1,153,019
Media — 0.8%
Cable One, Inc.	1,178	$ 774,040
New York Times Co. (The), Class A	40,918	1,611,351
Nexstar Media Group, Inc., Class A	8,954	1,491,289
TEGNA, Inc.	56,195	912,607
		$ 4,789,287
Metals & Mining — 2.3%
Alcoa Corp.	44,551	$ 1,511,616
Cleveland-Cliffs, Inc.(1)	128,629	2,155,822
Commercial Metals Co.	29,247	1,540,147
MP Materials Corp.(1)	23,065	527,727
Reliance Steel & Aluminum Co.	14,682	3,987,484
Royal Gold, Inc.	16,402	1,882,622
United States Steel Corp.	56,552	1,414,366
Worthington Industries, Inc.	7,769	539,712
		$ 13,559,496
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	123,335	$ 2,467,933
Starwood Property Trust, Inc.(2)	77,937	1,511,978
		$ 3,979,911
Multi-Utilities — 0.3%
Black Hills Corp.	16,757	$ 1,009,777
NorthWestern Corp.	14,953	848,732
		$ 1,858,509
Office REITs — 0.6%
Corporate Office Properties Trust	28,621	$ 679,749
Cousins Properties, Inc.	37,882	863,710
Highwoods Properties, Inc.	26,785	640,429
Kilroy Realty Corp.	26,323	792,059
Vornado Realty Trust	40,251	730,153
		$ 3,706,100
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	83,848	$ 972,637
Antero Resources Corp.(1)	68,956	1,588,057

10
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.	10,376	$ 1,595,829
CNX Resources Corp.(1)	41,349	732,704
DT Midstream, Inc.	24,196	1,199,396
Equitrans Midstream Corp.	108,177	1,034,172
HF Sinclair Corp.	32,176	1,435,371
Matador Resources Co.	28,275	1,479,348
Murphy Oil Corp.	36,643	1,403,427
Ovintiv, Inc.	61,064	2,324,707
PBF Energy, Inc., Class A	27,396	1,121,592
PDC Energy, Inc.	21,840	1,553,698
Range Resources Corp.	60,256	1,771,526
Southwestern Energy Co.(1)	275,016	1,652,846
		$ 19,865,310
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	17,991	$ 1,348,965
		$ 1,348,965
Passenger Airlines — 0.1%
JetBlue Airways Corp.(1)	81,886	$ 725,510
		$ 725,510
Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	33,164	$ 1,213,802
Coty, Inc., Class A(1)	91,575	1,125,457
		$ 2,339,259
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(1)	16,030	$ 1,987,239
Perrigo Co. PLC	33,795	1,147,340
		$ 3,134,579
Professional Services — 3.1%
ASGN, Inc.(1)	12,312	$ 931,157
CACI International, Inc., Class A(1)	5,692	1,940,061
Concentrix Corp.	10,661	860,876
ExlService Holdings, Inc.(1)	8,303	1,254,251
Exponent, Inc.	12,695	1,184,697
FTI Consulting, Inc.(1)	8,486	1,614,037
Genpact, Ltd.	42,308	1,589,512
Insperity, Inc.	9,058	1,077,540
KBR, Inc.	33,893	2,205,079
ManpowerGroup, Inc.	12,593	999,884
Maximus, Inc.	15,179	1,282,777
Paylocity Holding Corp.(1)	10,314	1,903,242
Security	Shares	Value
Professional Services (continued)
Science Applications International Corp.	13,483	$ 1,516,568
		$ 18,359,681
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.(1)	11,928	$ 1,858,382
		$ 1,858,382
Residential REITs — 0.4%
Apartment Income REIT Corp.	37,259	$ 1,344,677
Independence Realty Trust, Inc.	56,017	1,020,630
		$ 2,365,307
Retail REITs — 1.3%
Agree Realty Corp.	23,274	$ 1,521,887
Brixmor Property Group, Inc.	75,055	1,651,210
Kite Realty Group Trust	54,772	1,223,606
NNN REIT, Inc.	45,472	1,945,747
Spirit Realty Capital, Inc.	35,555	1,400,156
		$ 7,742,606
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	16,281	$ 734,924
Amkor Technology, Inc.	25,151	748,242
Cirrus Logic, Inc.(1)	13,799	1,117,857
Lattice Semiconductor Corp.(1)	34,375	3,302,406
MACOM Technology Solutions Holdings, Inc.(1)	13,000	851,890
MKS Instruments, Inc.	14,339	1,550,046
Power Integrations, Inc.	14,322	1,355,864
Silicon Laboratories, Inc.(1)	7,991	1,260,500
Synaptics, Inc.(1)	10,030	856,361
Universal Display Corp.	10,875	1,567,414
Wolfspeed, Inc.(1)(2)	31,084	1,727,960
		$ 15,073,464
Software — 2.6%
ACI Worldwide, Inc.(1)	27,051	$ 626,772
Aspen Technology, Inc.(1)	7,290	1,221,877
Blackbaud, Inc.(1)	11,456	815,438
Commvault Systems, Inc.(1)	10,981	797,440
Dropbox, Inc., Class A(1)	67,916	1,811,320
Dynatrace, Inc.(1)	54,138	2,786,483
Envestnet, Inc.(1)	13,586	806,329
Manhattan Associates, Inc.(1)	15,490	3,096,141
NCR Corp.(1)	35,062	883,562
Qualys, Inc.(1)	8,385	1,083,091

11
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Teradata Corp.(1)	25,247	$ 1,348,442
		$ 15,276,895
Specialized REITs — 1.9%
CubeSmart	56,108	$ 2,505,783
EPR Properties	18,799	879,793
Lamar Advertising Co., Class A	21,848	2,168,414
Life Storage, Inc.	21,249	2,825,267
National Storage Affiliates Trust	20,508	714,294
PotlatchDeltic Corp.	19,957	1,054,728
Rayonier, Inc.	37,015	1,162,271
		$ 11,310,550
Specialty Retail — 2.9%
AutoNation, Inc.(1)	7,859	$ 1,293,670
Dick's Sporting Goods, Inc.	15,356	2,029,910
Five Below, Inc.(1)	13,901	2,732,102
Foot Locker, Inc.(2)	20,194	547,459
GameStop Corp., Class A(1)	63,160	1,531,630
Gap, Inc. (The)	53,277	475,764
Lithia Motors, Inc., Class A	6,874	2,090,452
Murphy USA, Inc.	5,005	1,557,105
RH (1)(2)	4,459	1,469,642
Valvoline, Inc.	34,707	1,301,860
Williams-Sonoma, Inc.	16,398	2,052,046
		$ 17,081,640
Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer, Inc.(1)	11,404	$ 2,842,447
Xerox Holdings Corp.	28,806	428,921
		$ 3,271,368
Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings, Ltd.(1)	31,393	$ 1,126,695
Carter's, Inc.	9,412	683,311
Columbia Sportswear Co.	8,831	682,106
Crocs, Inc.(1)	15,489	1,741,583
Deckers Outdoor Corp.(1)	6,583	3,473,586
PVH Corp.	15,680	1,332,330
Skechers USA, Inc., Class A(1)	33,531	1,765,742
Under Armour, Inc., Class A(1)	48,590	350,820
Under Armour, Inc., Class C(1)	48,262	323,838
		$ 11,480,011
Trading Companies & Distributors — 1.5%
GATX Corp.	8,815	$ 1,134,843
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	11,802	$ 1,124,494
Univar Solutions, Inc.(1)	39,393	1,411,845
Watsco, Inc.(2)	8,346	3,183,749
WESCO International, Inc.	11,268	2,017,648
		$ 8,872,579
Water Utilities — 0.4%
Essential Utilities, Inc.	60,081	$ 2,397,833
		$ 2,397,833
Total Common Stocks (identified cost $413,087,224)		$569,329,589

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
SPDR S&P MidCap 400 ETF Trust(2)	14,000	$ 6,704,740
Total Exchange-Traded Funds (identified cost $5,796,759)		$ 6,704,740

Short-Term Investments — 2.6%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	6,190,657	$ 6,190,657
Total Affiliated Fund (identified cost $6,190,657)		$ 6,190,657
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(4)	6,824,267	$ 6,824,267
Total Securities Lending Collateral (identified cost $6,824,267)		$ 6,824,267

12
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(5)	$2,000	$ 1,948,269
Total U.S. Treasury Obligations (identified cost $1,955,350)		$ 1,948,269
Total Short-Term Investments (identified cost $14,970,274)		$ 14,963,193
Total Investments — 101.1% (identified cost $433,854,257)		$590,997,522

Other Assets, Less Liabilities — (1.1)%	$ (6,518,586)
Net Assets — 100.0%	$ 584,478,936

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $15,398,549.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	31	Long	9/15/23	$8,196,710	$ 192,975
					$192,975
13
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $427,663,600) - including $15,398,549 of securities on loan	$ 584,806,865
Investments in securities of affiliated issuers, at value (identified cost $6,190,657)	6,190,657
Receivable for variation margin on open futures contracts	51,150
Cash	4
Receivable for capital shares sold	239,701
Dividends receivable	665,370
Dividends receivable - affiliated	27,338
Securities lending income receivable	1,903
Receivable from affiliate	71,235
Directors' deferred compensation plan	114,230
Total assets	$592,168,453
Liabilities
Payable for capital shares redeemed	$ 378,285
Deposits for securities loaned	6,824,267
Payable to affiliates:
Investment advisory fee	92,385
Administrative fee	55,909
Distribution fees	55,599
Sub-transfer agency fee	181
Directors' deferred compensation plan	114,230
Accrued expenses	168,661
Total liabilities	$ 7,689,517
Net Assets	$584,478,936
Sources of Net Assets
Paid-in capital	$ 391,099,213
Distributable earnings	193,379,723
Net Assets	$584,478,936
Class I Shares
Net Assets	$ 235,528,093
Shares Outstanding	1,986,618
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 118.56
Class F Shares
Net Assets	$ 348,950,843
Shares Outstanding	2,946,752
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 118.42
14
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 4,827,148
Dividend income - affiliated issuers	201,757
Interest income	46,801
Securities lending income, net	41,413
Total investment income	$ 5,117,119
Expenses
Investment advisory fee	$ 561,575
Administrative fee	336,945
Distribution fees:
Class F	333,624
Directors' fees and expenses	23,994
Custodian fees	4,763
Transfer agency fees and expenses	176,085
Accounting fees	65,198
Professional fees	33,603
Reports to shareholders	7,904
Miscellaneous	44,137
Total expenses	$ 1,587,828
Waiver and/or reimbursement of expenses by affiliate	$ (334,597)
Net expenses	$ 1,253,231
Net investment income	$ 3,863,888
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,460,552
Futures contracts	687,790
Net realized gain	$ 2,148,342
Change in unrealized appreciation (depreciation):
Investment securities	$ 40,734,313
Futures contracts	533,305
Net change in unrealized appreciation (depreciation)	$41,267,618
Net realized and unrealized gain	$43,415,960
Net increase in net assets from operations	$47,279,848
15
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,863,888	$ 7,566,839
Net realized gain	2,148,342	22,445,594
Net change in unrealized appreciation (depreciation)	41,267,618	(120,522,702)
Net increase (decrease) in net assets from operations	$ 47,279,848	$ (90,510,269)
Distributions to shareholders:
Class I	$ —	$ (27,571,639)
Class F	—	(39,005,528)
Total distributions to shareholders	$ —	$ (66,577,167)
Capital share transactions:
Class I	$ (11,817,774)	$ 478,396
Class F	(4,821,857)	29,130,474
Net increase (decrease) in net assets from capital share transactions	$ (16,639,631)	$ 29,608,870
Net increase (decrease) in net assets	$ 30,640,217	$(127,478,566)
Net Assets
At beginning of period	$ 553,838,719	$ 681,317,285
At end of period	$584,478,936	$ 553,838,719
16
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Financial Highlights

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 109.06	$ 144.47	$ 120.57	$ 111.74	$ 97.01	$ 117.50
Income (Loss) From Operations
Net investment income(1)	$ 0.84	$ 1.75	$ 1.47	$ 1.42	$ 1.63	$ 1.58
Net realized and unrealized gain (loss)	8.66	(22.25)	27.67	12.48	22.45	(13.43)
Total income (loss) from operations	$ 9.50	$ (20.50)	$ 29.14	$ 13.90	$ 24.08	$ (11.85)
Less Distributions
From net investment income	$ —	$ (1.21)	$ (1.19)	$ (1.29)	$ (1.34)	$ (1.40)
From net realized gain	—	(13.70)	(4.05)	(3.78)	(8.01)	(7.24)
Total distributions	$ —	$ (14.91)	$ (5.24)	$ (5.07)	$ (9.35)	$ (8.64)
Net asset value — End of period	$ 118.56	$ 109.06	$ 144.47	$ 120.57	$ 111.74	$ 97.01
Total Return(2)	8.71% (3)	(13.33)%	24.41%	13.31%	25.82%	(11.33)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$235,528	$227,923	$293,422	$259,042	$233,933	$202,330
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45% (5)	0.44%	0.43%	0.45%	0.43%	0.44%
Net expenses	0.33% (5)(6)	0.33% (6)	0.33%	0.33%	0.32%	0.30%
Net investment income	1.49% (5)	1.41%	1.06%	1.40%	1.48%	1.35%
Portfolio Turnover	8% (3)	12%	15%	20%	15%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
17
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 109.04	$ 144.73	$ 121.01	$ 112.35	$ 97.71	$ 118.58
Income (Loss) From Operations
Net investment income(1)	$ 0.73	$ 1.51	$ 1.20	$ 1.22	$ 1.40	$ 1.31
Net realized and unrealized gain (loss)	8.65	(22.29)	27.76	12.51	22.59	(13.54)
Total income (loss) from operations	$ 9.38	$ (20.78)	$ 28.96	$ 13.73	$ 23.99	$ (12.23)
Less Distributions
From net investment income	$ —	$ (1.21)	$ (1.19)	$ (1.29)	$ (1.34)	$ (1.40)
From net realized gain	—	(13.70)	(4.05)	(3.78)	(8.01)	(7.24)
Total distributions	$ —	$ (14.91)	$ (5.24)	$ (5.07)	$ (9.35)	$ (8.64)
Net asset value — End of period	$ 118.42	$ 109.04	$ 144.73	$ 121.01	$ 112.35	$ 97.71
Total Return(2)	8.60% (3)	(13.51)%	24.17%	13.10%	25.55%	(11.57)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$348,951	$325,916	$387,895	$324,976	$297,113	$246,076
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65% (5)	0.64%	0.63%	0.65%	0.63%	0.64%
Net expenses	0.53% (5)(6)	0.53% (6)	0.53%	0.53%	0.54%	0.55%
Net investment income	1.30% (5)	1.22%	0.86%	1.20%	1.26%	1.11%
Portfolio Turnover	8% (3)	12%	15%	20%	15%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
18
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P MidCap 400® Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
19

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 569,329,589(1)	$ —	$ —	$ 569,329,589
Exchange-Traded Funds	6,704,740	—	—	6,704,740
Short-Term Investments:
Affiliated Fund	6,190,657	—	—	6,190,657
Securities Lending Collateral	6,824,267	—	—	6,824,267
U.S. Treasury Obligations	—	1,948,269	—	1,948,269
Total Investments	$589,049,253	$1,948,269	$ —	$590,997,522
Futures Contracts	$ 192,975	$ —	$ —	$ 192,975
Total	$589,242,228	$1,948,269	$ —	$591,190,497

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
20

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $561,575.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $7,037 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $327,560.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $336,945.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $333,624 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $442 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
21

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $175,305, of which $52,123 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $8,608.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $43,315,498 and $44,813,416, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$433,531,941
Gross unrealized appreciation	$ 193,018,312
Gross unrealized depreciation	(35,359,756)
Net unrealized appreciation	$157,658,556
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$192,975 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 687,790	$ 533,305
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2023 was approximately $11,277,000.
22

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan was $15,398,549 and the total value of collateral received was $15,686,930, comprised of cash of $6,824,267 and U.S. government and/or agencies securities of $8,862,663.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 3,768,162	$ —	$ —	$ —	$ 3,768,162
Exchange-Traded Funds	3,056,105	—	—	—	3,056,105
Total	$6,824,267	$ —	$ —	$ —	$6,824,267
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
23

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $6,190,657, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$16,834,337	$20,055,840	$(30,699,520)	$ —	$ —	$6,190,657	$201,757	6,190,657
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	57,935	$ 6,699,113	147,564	$ 17,917,339
Reinvestment of distributions	—	—	273,773	27,571,639
Shares redeemed	(161,216)	(18,516,887)	(362,461)	(45,010,582)
Net increase (decrease)	(103,281)	$(11,817,774)	58,876	$ 478,396
Class F
Shares sold	93,228	$ 10,712,827	110,394	$ 13,655,016
Reinvestment of distributions	—	—	387,190	39,005,528
Shares redeemed	(135,430)	(15,534,684)	(188,809)	(23,530,070)
Net increase (decrease)	(42,202)	$ (4,821,857)	308,775	$ 29,130,474
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 15.9% and 50.2%, respectively, of the value of the outstanding shares of the Fund.
24

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P MidCap 400® Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports.  With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.  With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2022.  The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2022.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
26

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Calvert
VP S&P MidCap 400® Index Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24224     6.30.23

Calvert
VP Russell 2000® Small Cap Index Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP Russell 2000® Small Cap Index Portfolio

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	7.95%	12.06%	3.96%	7.85%
Class F at NAV	10/04/2005	04/27/2000	7.83	11.84	3.74	7.61

Russell 2000® Index	—	—	8.09%	12.31%	4.21%	8.25%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.58%	0.78%
Net	0.40	0.60
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
iShares Russell 2000 ETF	4.5%
Super Micro Computer, Inc.	0.5
SPS Commerce, Inc.	0.3
Rambus, Inc.	0.3
Chart Industries, Inc.	0.3
Novanta, Inc.	0.3
Chord Energy Corp.	0.3
Light & Wonder, Inc., Class A	0.3
ChampionX Corp.	0.3
Atkore, Inc.	0.3
Total	7.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,079.50	$1.96 **	0.38%
Class F	$1,000.00	$1,078.30	$2.99 **	0.58%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.91	$1.91 **	0.38%
Class F	$1,000.00	$1,021.92	$2.91 **	0.58%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 92.4%

Security	Shares	Value
Aerospace & Defense — 1.0%
AAR Corp.(1)	2,850	$ 164,616
Aerojet Rocketdyne Holdings, Inc.(1)	6,592	361,703
AeroVironment, Inc.(1)	2,072	211,924
AerSale Corp.(1)	1,985	29,180
Archer Aviation, Inc., Class A(1)	12,601	51,916
Astronics Corp.(1)	2,153	42,759
Cadre Holdings, Inc.	1,239	27,010
Ducommun, Inc.(1)	914	39,823
Eve Holding, Inc.(1)(2)	1,495	15,668
Kaman Corp.	2,245	54,621
Kratos Defense & Security Solutions, Inc.(1)	10,350	148,419
Leonardo DRS, Inc.(1)	4,171	72,325
Moog, Inc., Class A	2,345	254,268
National Presto Industries, Inc.	420	30,744
Park Aerospace Corp.	1,804	24,895
Parsons Corp.(1)	3,410	164,157
Redwire Corp.(1)(2)	1,451	3,700
Rocket Lab USA, Inc.(1)(2)	23,031	138,186
Terran Orbital Corp.(1)	1,796	2,694
Triumph Group, Inc.(1)	4,884	60,415
V2X, Inc.(1)	987	48,916
Virgin Galactic Holdings, Inc.(1)(2)	19,394	75,249
		$ 2,023,188
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	4,525	$ 85,387
Forward Air Corp.	2,084	221,133
Hub Group, Inc., Class A(1)	2,713	217,908
Radiant Logistics, Inc.(1)	3,434	23,077
		$ 547,505
Automobile Components — 1.4%
Adient PLC(1)	7,896	$ 302,575
American Axle & Manufacturing Holdings, Inc.(1)	8,845	73,148
Cooper-Standard Holdings, Inc.(1)	1,396	19,907
Dana, Inc.	10,332	175,644
Dorman Products, Inc.(1)	2,176	171,534
Fox Factory Holding Corp.(1)	3,525	382,498
Gentherm, Inc.(1)	2,608	147,378
Goodyear Tire & Rubber Co. (The)(1)	23,267	318,292
Holley, Inc.(1)(2)	3,857	15,775
LCI Industries	2,042	258,027
Luminar Technologies, Inc.(1)(2)	22,499	154,793
Modine Manufacturing Co.(1)	4,047	133,632
Patrick Industries, Inc.	1,764	141,120
Security	Shares	Value
Automobile Components (continued)
Solid Power, Inc.(1)(2)	10,275	$ 26,098
Standard Motor Products, Inc.	1,640	61,533
Stoneridge, Inc.(1)	2,174	40,980
Visteon Corp.(1)	2,324	333,750
XPEL, Inc.(1)	1,868	157,323
		$ 2,914,007
Automobiles — 0.1%
Fisker, Inc.(1)(2)	16,204	$ 91,391
Livewire Group, Inc.(1)	911	10,759
Winnebago Industries, Inc.	2,399	159,989
Workhorse Group, Inc.(1)	11,961	10,425
		$ 272,564
Banks — 7.2%
1st Source Corp.	1,262	$ 52,916
ACNB Corp.	634	21,030
Amalgamated Financial Corp.	1,217	19,582
Amerant Bancorp, Inc.	2,132	36,649
American National Bankshares, Inc.	942	27,299
Ameris Bancorp	5,470	187,129
Ames National Corp.	711	12,819
Arrow Financial Corp.	1,228	24,732
Associated Banc-Corp.	12,510	203,037
Atlantic Union Bankshares Corp.	5,994	155,544
Axos Financial, Inc.(1)	4,699	185,329
Banc of California, Inc.	4,366	50,558
BancFirst Corp.	1,821	167,532
Bancorp, Inc. (The)(1)	4,384	143,138
Bank First Corp.(2)	771	64,147
Bank of Hawaii Corp.	3,241	133,626
Bank of Marin Bancorp	1,090	19,260
Bank of NT Butterfield & Son, Ltd. (The)	4,141	113,298
Bank7 Corp.	308	7,555
BankUnited, Inc.	6,129	132,080
Bankwell Financial Group, Inc.	423	10,313
Banner Corp.	2,736	119,481
Bar Harbor Bankshares	1,146	28,237
Baycom Corp.	964	16,080
BCB Bancorp, Inc.	1,078	12,656
Berkshire Hills Bancorp, Inc.	3,453	71,581
Blue Foundry Bancorp(1)	2,149	21,726
Blue Ridge Bankshares, Inc.	1,360	12,036
Bridgewater Bancshares, Inc.(1)	1,907	18,784
Brookline Bancorp, Inc.	6,672	58,313
Burke & Herbert Financial Services Corp.	531	34,090

6
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Business First Bancshares, Inc.	1,656	$ 24,956
Byline Bancorp, Inc.	1,998	36,144
C&F Financial Corp.	271	14,553
Cadence Bank	15,060	295,778
Cambridge Bancorp	500	27,155
Camden National Corp.	1,153	35,708
Capital Bancorp, Inc.	525	9,503
Capital City Bank Group, Inc.	1,232	37,748
Capitol Federal Financial, Inc.	9,963	61,472
Capstar Financial Holdings, Inc.	1,274	15,632
Carter Bankshares, Inc.(1)	1,998	29,550
Cathay General Bancorp	5,646	181,745
Central Pacific Financial Corp.	2,337	36,714
Central Valley Community Bancorp	825	12,746
Chemung Financial Corp.	289	11,100
ChoiceOne Financial Services, Inc.	577	13,271
Citizens & Northern Corp.	1,125	21,713
Citizens Financial Services, Inc.	358	26,660
City Holding Co.	1,258	113,207
Civista Bancshares, Inc.	1,318	22,933
CNB Financial Corp.	1,282	22,627
Coastal Financial Corp.(1)	740	27,861
Codorus Valley Bancorp, Inc.	792	15,531
Colony Bankcorp, Inc.	1,228	11,568
Columbia Financial, Inc.(1)(2)	2,595	44,868
Community Bank System, Inc.	4,273	200,318
Community Financial Corp. (The)	424	11,486
Community Trust Bancorp, Inc.	1,316	46,810
ConnectOne Bancorp, Inc.	2,830	46,950
CrossFirst Bankshares, Inc.(1)	3,418	34,180
Customers Bancorp, Inc.(1)	2,287	69,205
CVB Financial Corp.	10,671	141,711
Dime Community Bancshares, Inc.	2,653	46,772
Eagle Bancorp, Inc.	2,481	52,498
Eastern Bankshares, Inc.	12,808	157,154
Enterprise Bancorp, Inc.	790	22,863
Enterprise Financial Services Corp.	2,833	110,770
Equity Bancshares, Inc., Class A	1,296	29,523
Esquire Financial Holdings, Inc.	519	23,739
ESSA Bancorp, Inc.	718	10,734
Evans Bancorp, Inc.	433	10,795
Farmers & Merchants Bancorp, Inc.(2)	908	20,439
Farmers National Banc Corp.	2,422	29,960
FB Financial Corp.	2,671	74,922
Fidelity D&D Bancorp, Inc.	385	18,707
Financial Institutions, Inc.	1,360	21,406
First Bancorp, Inc. (The)	691	16,819
Security	Shares	Value
Banks (continued)
First Bancorp.	3,080	$ 91,630
First BanCorp. / Puerto Rico	14,709	179,744
First Bancshares, Inc. (The)	2,507	64,781
First Bank / Hamilton	1,315	13,650
First Busey Corp.	3,985	80,099
First Business Financial Services, Inc.	601	17,723
First Commonwealth Financial Corp.	8,169	103,338
First Community Bankshares, Inc.	1,234	36,687
First Community Corp.	609	10,572
First Financial Bancorp	7,785	159,125
First Financial Bankshares, Inc.	10,773	306,923
First Financial Corp. / IN	891	28,931
First Foundation, Inc.	3,883	15,416
First Interstate BancSystem, Inc., Class A	6,724	160,300
First Merchants Corp.	4,886	137,932
First Mid Bancshares, Inc.	1,582	38,189
First of Long Island Corp. (The)	2,051	24,653
First Western Financial, Inc.(1)	592	11,011
Five Star Bancorp	963	21,542
Flushing Financial Corp.	2,270	27,898
FS Bancorp, Inc.	547	16,448
Fulton Financial Corp.	12,983	154,757
FVCBankcorp, Inc.(1)(2)	1,120	12,062
German American Bancorp, Inc.	2,058	55,936
Glacier Bancorp, Inc.	9,218	287,325
Great Southern Bancorp, Inc.	796	40,381
Greene County Bancorp, Inc.	508	15,138
Guaranty Bancshares, Inc.	732	19,823
Hancock Whitney Corp.	7,172	275,261
Hanmi Financial Corp.	2,358	35,205
HarborOne Bancorp, Inc.	3,960	34,373
HBT Financial, Inc.	782	14,420
Heartland Financial USA, Inc.	3,493	97,350
Heritage Commerce Corp.	4,704	38,949
Heritage Financial Corp.	2,776	44,888
Hilltop Holdings, Inc.	3,910	123,009
Hingham Institution for Savings (The)(2)	102	21,744
Home Bancorp, Inc.	638	21,188
Home BancShares, Inc.	15,766	359,465
HomeStreet, Inc.	1,583	9,371
HomeTrust Bancshares, Inc.	1,190	24,859
Hope Bancorp, Inc.	9,119	76,782
Horizon Bancorp	3,023	31,469
Independent Bank Corp.	3,592	159,880
Independent Bank Corp. / MI	1,556	26,390
Independent Bank Group, Inc.	2,990	103,245
International Bancshares Corp.	4,440	196,248

7
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
John Marshall Bancorp, Inc.(2)	855	$ 17,177
Kearny Financial Corp.	5,244	36,970
Lakeland Bancorp, Inc.	4,784	64,058
Lakeland Financial Corp.	1,964	95,293
LCNB Corp.	873	12,885
Live Oak Bancshares, Inc.	2,492	65,565
Luther Burbank Corp.	1,113	9,928
Macatawa Bank Corp.	2,061	19,126
MainStreet Bancshares, Inc.	575	13,030
Mercantile Bank Corp.	1,185	32,730
Metrocity Bankshares, Inc.	1,365	24,420
Metropolitan Bank Holding Corp.(1)	758	26,325
Mid Penn Bancorp, Inc.	1,112	24,553
Middlefield Banc Corp.	649	17,393
Midland States Bancorp, Inc.	1,739	34,623
MidWestOne Financial Group, Inc.	980	20,943
MVB Financial Corp.	740	15,599
National Bank Holdings Corp., Class A	3,044	88,398
National Bankshares, Inc.	477	13,924
NBT Bancorp, Inc.	3,309	105,392
Nicolet Bankshares, Inc.	962	65,329
Northeast Bank	504	21,002
Northeast Community Bancorp, Inc.	1,105	16,442
Northfield Bancorp, Inc.	3,620	39,748
Northrim BanCorp, Inc.	455	17,895
Northwest Bancshares, Inc.	10,530	111,618
Norwood Financial Corp.	609	17,984
Oak Valley Bancorp	556	14,006
OceanFirst Financial Corp.	4,703	73,461
OFG Bancorp	3,572	93,158
Old National Bancorp	24,215	337,557
Old Second Bancorp, Inc.	3,177	41,492
Orange County Bancorp, Inc.	422	15,614
Origin Bancorp, Inc.	2,412	70,672
Orrstown Financial Services, Inc.	900	17,235
Pacific Premier Bancorp, Inc.	7,842	162,173
PacWest Bancorp	9,908	80,750
Park National Corp.	1,148	117,463
Parke Bancorp, Inc.	758	12,878
Pathward Financial, Inc.	2,280	105,701
PCB Bancorp	873	12,842
Peapack-Gladstone Financial Corp.	1,387	37,560
Penns Woods Bancorp, Inc.	566	14,167
Peoples Bancorp, Inc.	2,521	66,933
Peoples Financial Services Corp.	676	29,602
Pioneer Bancorp, Inc.(1)	918	8,216
Plumas Bancorp	452	16,132
Security	Shares	Value
Banks (continued)
Ponce Financial Group, Inc.(1)	1,689	$ 14,677
Preferred Bank / Los Angeles	1,081	59,444
Premier Financial Corp.	2,799	44,840
Primis Financial Corp.	1,573	13,245
Princeton Bancorp, Inc.	420	11,474
Provident Financial Services, Inc.	5,603	91,553
QCR Holdings, Inc.	1,290	52,929
RBB Bancorp	1,147	13,695
Red River Bancshares, Inc.	422	20,737
Renasant Corp.	4,333	113,221
Republic Bancorp, Inc., Class A	737	31,323
S&T Bancorp, Inc.	2,930	79,667
Sandy Spring Bancorp, Inc.	3,460	78,473
Seacoast Banking Corp. of Florida	6,961	153,838
ServisFirst Bancshares, Inc.	4,210	172,273
Shore Bancshares, Inc.	1,334	15,421
Sierra Bancorp	1,243	21,094
Simmons First National Corp., Class A	10,435	180,004
SmartFinancial, Inc.	1,098	23,618
South Plains Financial, Inc.	868	19,539
Southern First Bancshares, Inc.(1)	613	15,172
Southern Missouri Bancorp, Inc.	690	26,531
Southern States Bancshares, Inc.	620	13,082
Southside Bancshares, Inc.	2,444	63,935
SouthState Corp.	6,292	414,014
Stellar Bancorp, Inc.	4,022	92,064
Sterling Bancorp, Inc.(1)	1,284	7,023
Stock Yards Bancorp, Inc.	2,291	103,943
Summit Financial Group, Inc.	955	19,730
Texas Capital Bancshares, Inc.(1)	3,812	196,318
Third Coast Bancshares, Inc.(1)	958	15,203
Timberland Bancorp, Inc.	623	15,936
Tompkins Financial Corp.	1,120	62,384
TowneBank	5,799	134,769
TriCo Bancshares	2,496	82,867
Triumph Financial, Inc.(1)	1,845	112,028
TrustCo Bank Corp.	1,565	44,775
Trustmark Corp.	4,903	103,551
UMB Financial Corp.	3,660	222,894
United Bankshares, Inc.	10,815	320,881
United Community Banks, Inc.	9,554	238,754
Unity Bancorp, Inc.	528	12,456
Univest Financial Corp.	2,262	40,897
USCB Financial Holdings, Inc.(1)	808	8,242
Valley National Bancorp	35,678	276,504
Veritex Holdings, Inc.	4,119	73,854
Virginia National Bankshares Corp.	390	12,539

8
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Washington Federal, Inc.	5,186	$ 137,533
Washington Trust Bancorp, Inc.	1,312	35,175
WesBanco, Inc.	4,768	122,108
West BanCorp, Inc.	1,387	25,535
Westamerica BanCorp.	2,161	82,766
WSFS Financial Corp.	5,060	190,863
		$ 15,226,524
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	395	$ 251,228
Duckhorn Portfolio, Inc. (The)(1)	3,360	43,579
MGP Ingredients, Inc.	1,310	139,227
National Beverage Corp.(1)	1,959	94,718
Primo Water Corp.	12,333	154,656
Vita Coco Co., Inc. (The)(1)	2,091	56,185
Zevia PBC, Class A(1)	2,059	8,874
		$ 748,467
Biotechnology — 6.9%
2seventy bio, Inc.(1)	4,148	$ 41,978
4D Molecular Therapeutics, Inc.(1)	2,608	47,127
89bio, Inc.(1)	5,105	96,740
Aadi Bioscience, Inc.(1)	1,086	7,428
ACADIA Pharmaceuticals, Inc.(1)	10,007	239,668
Acrivon Therapeutics, Inc.(1)	695	9,007
Actinium Pharmaceuticals, Inc.(1)	2,148	15,938
Adicet Bio, Inc.(1)(2)	2,145	5,212
ADMA Biologics, Inc.(1)	16,814	62,044
Aerovate Therapeutics, Inc.(1)	772	13,240
Agenus, Inc.(1)(2)	24,375	39,000
Agios Pharmaceuticals, Inc.(1)	4,587	129,904
Akero Therapeutics, Inc.(1)	3,710	173,220
Aldeyra Therapeutics, Inc.(1)	3,846	32,268
Alector, Inc.(1)	4,559	27,400
Alkermes PLC(1)	13,702	428,873
Allakos, Inc.(1)	5,490	23,936
Allogene Therapeutics, Inc.(1)	6,037	30,004
Allovir, Inc.(1)	2,408	8,187
Alpine Immune Sciences, Inc.(1)	2,621	26,944
Altimmune, Inc.(1)	4,082	14,409
ALX Oncology Holdings, Inc.(1)	1,419	10,657
Amicus Therapeutics, Inc.(1)	23,157	290,852
AnaptysBio, Inc.(1)	1,512	30,754
Anavex Life Sciences Corp.(1)	4,866	39,561
Anika Therapeutics, Inc.(1)	1,202	31,228
Annexon, Inc.(1)	3,769	13,267
Security	Shares	Value
Biotechnology (continued)
Arbutus Biopharma Corp.(1)(2)	9,124	$ 20,985
Arcellx, Inc.(1)	3,134	99,097
Arcturus Therapeutics Holdings, Inc.(1)	1,638	46,978
Arcus Biosciences, Inc.(1)	4,356	88,470
Arcutis Biotherapeutics, Inc.(1)(2)	4,246	40,464
Ardelyx, Inc.(1)	17,589	59,627
Arrowhead Pharmaceuticals, Inc.(1)	8,466	301,898
ARS Pharmaceuticals, Inc.(1)	2,002	13,413
Astria Therapeutics, Inc.(1)	2,110	17,576
Atara Biotherapeutics, Inc.(1)	6,782	10,919
Aura Biosciences, Inc.(1)	2,268	28,010
Aurinia Pharmaceuticals, Inc.(1)(2)	11,183	108,251
Avid Bioservices, Inc.(1)	4,695	65,589
Avidity Biosciences, Inc.(1)	5,242	58,134
Avita Medical, Inc.(1)	2,076	35,313
Beam Therapeutics, Inc.(1)(2)	5,643	180,181
BioAtla, Inc.(1)	3,653	10,959
BioCryst Pharmaceuticals, Inc.(1)(2)	14,842	104,488
Biohaven, Ltd.(1)	5,060	121,035
Biomea Fusion, Inc.(1)	1,641	36,020
BioVie, Inc.(1)	274	1,181
Bioxcel Therapeutics, Inc.(1)(2)	1,350	8,991
Bluebird Bio, Inc.(1)(2)	6,644	21,859
Blueprint Medicines Corp.(1)	5,022	317,390
Bridgebio Pharma, Inc.(1)(2)	9,457	162,660
Cabaletta Bio, Inc.(1)	2,112	27,266
CareDx, Inc.(1)	3,924	33,354
Caribou Biosciences, Inc.(1)	3,945	16,766
Carisma Therapeutics, Inc.	2,202	19,312
Catalyst Pharmaceuticals, Inc.(1)	7,603	102,184
Celcuity, Inc.(1)	1,423	15,625
Celldex Therapeutics, Inc.(1)	3,837	130,189
Century Therapeutics, Inc.(1)	905	2,860
Cerevel Therapeutics Holdings, Inc.(1)(2)	5,110	162,447
Chinook Therapeutics, Inc.(1)	4,790	184,032
Cogent Biosciences, Inc.(1)	5,694	67,417
Coherus Biosciences, Inc.(1)(2)	5,115	21,841
Compass Therapeutics, Inc.(1)	7,536	23,964
Crinetics Pharmaceuticals, Inc.(1)	3,987	71,846
Cue Biopharma, Inc.(1)	2,854	10,417
Cullinan Oncology, Inc.(1)	1,984	21,348
Cytokinetics, Inc.(1)	7,691	250,880
Day One Biopharmaceuticals, Inc.(1)	4,066	48,548
Deciphera Pharmaceuticals, Inc.(1)	4,149	58,418
Denali Therapeutics, Inc.(1)	9,756	287,900
Design Therapeutics, Inc.(1)(2)	2,570	16,191
Disc Medicine, Inc.(1)(2)	639	28,372

9
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Dynavax Technologies Corp.(1)	10,703	$ 138,283
Dyne Therapeutics, Inc.(1)	3,510	39,487
Eagle Pharmaceuticals, Inc.(1)	867	16,854
Editas Medicine, Inc.(1)	5,352	44,047
Emergent BioSolutions, Inc.(1)	3,841	28,231
Enanta Pharmaceuticals, Inc.(1)	1,477	31,608
Entrada Therapeutics, Inc.(1)(2)	1,767	26,752
EQRx, Inc.(1)	26,349	49,009
Erasca, Inc.(1)	4,957	13,681
Fate Therapeutics, Inc.(1)	6,294	29,959
Fennec Pharmaceuticals, Inc.(1)	1,499	13,236
FibroGen, Inc.(1)	7,057	19,054
Foghorn Therapeutics, Inc.(1)	1,534	10,799
Genelux Corp.(1)	228	7,460
Generation Bio Co.(1)	3,277	18,023
Geron Corp.(1)	41,124	132,008
Graphite Bio, Inc.(1)	2,314	6,016
Gritstone bio, Inc.(1)	7,248	14,134
Halozyme Therapeutics, Inc.(1)	11,028	397,780
Heron Therapeutics, Inc.(1)	7,128	8,268
HilleVax, Inc.(1)	1,753	30,134
Humacyte, Inc.(1)	4,704	13,453
Icosavax, Inc.(1)	1,875	18,619
Ideaya Biosciences, Inc.(1)	4,484	105,374
IGM Biosciences, Inc.(1)(2)	627	5,787
Immuneering Corp., Class A(1)	1,675	16,985
ImmunityBio, Inc.(1)(2)	6,550	18,209
ImmunoGen, Inc.(1)	20,042	378,193
Immunovant, Inc.(1)	4,456	84,530
Inhibrx, Inc.(1)(2)	2,607	67,678
Inozyme Pharma, Inc.(1)	2,795	15,568
Insmed, Inc.(1)	10,817	228,239
Intellia Therapeutics, Inc.(1)	7,286	297,123
Intercept Pharmaceuticals, Inc.(1)	2,290	25,327
Iovance Biotherapeutics, Inc.(1)	17,180	120,947
Ironwood Pharmaceuticals, Inc.(1)	11,447	121,796
iTeos Therapeutics, Inc.(1)	1,605	21,250
IVERIC bio, Inc.(1)	11,408	448,791
Janux Therapeutics, Inc.(1)(2)	1,014	12,036
KalVista Pharmaceuticals, Inc.(1)	1,550	13,950
Karyopharm Therapeutics, Inc.(1)	6,194	11,087
Keros Therapeutics, Inc.(1)	1,859	74,695
Kezar Life Sciences, Inc.(1)	4,127	10,111
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	32,074
Kodiak Sciences, Inc.(1)	2,568	17,719
Krystal Biotech, Inc.(1)	1,785	209,559
Kura Oncology, Inc.(1)	4,759	50,350
Security	Shares	Value
Biotechnology (continued)
Kymera Therapeutics, Inc.(1)(2)	2,965	$ 68,165
Larimar Therapeutics, Inc.(1)	2,118	6,629
Lexicon Pharmaceuticals, Inc.(1)(2)	5,367	12,290
Lineage Cell Therapeutics, Inc.(1)	10,656	15,025
Lyell Immunopharma, Inc.(1)(2)	12,976	41,264
MacroGenics, Inc.(1)	4,499	24,070
Madrigal Pharmaceuticals, Inc.(1)	1,125	259,875
MannKind Corp.(1)(2)	21,208	86,317
MeiraGTx Holdings PLC(1)	2,356	15,832
Merrimack Pharmaceuticals, Inc.(1)	865	10,640
Mersana Therapeutics, Inc.(1)	7,067	23,250
MiMedx Group, Inc.(1)	8,710	57,573
Mineralys Therapeutics, Inc.(1)	972	16,573
Mirum Pharmaceuticals, Inc.(1)	2,208	57,121
Monte Rosa Therapeutics, Inc.(1)	2,241	15,351
Morphic Holding, Inc.(1)	2,513	144,070
Myriad Genetics, Inc.(1)	6,671	154,634
Nkarta, Inc.(1)(2)	2,431	5,324
Novavax, Inc.(1)(2)	7,190	53,422
Nurix Therapeutics, Inc.(1)	3,325	33,217
Nuvalent, Inc., Class A(1)	1,981	83,539
Nuvectis Pharma, Inc.(1)	566	9,039
Ocean Biomedical, Inc.(1)	717	4,309
Olema Pharmaceuticals, Inc.(1)	2,217	20,020
Omega Therapeutics, Inc.(1)	2,013	11,273
Organogenesis Holdings, Inc.(1)	5,386	17,882
ORIC Pharmaceuticals, Inc.(1)	3,223	25,010
Outlook Therapeutics, Inc.(1)(2)	12,147	21,136
Ovid Therapeutics, Inc.(1)	4,924	16,151
PDS Biotechnology Corp.(1)	2,309	11,614
PepGen, Inc.(1)	1,175	10,505
PMV Pharmaceuticals, Inc.(1)	2,762	17,290
Point Biopharma Global, Inc.(1)	6,840	61,970
Poseida Therapeutics, Inc.(1)	5,612	9,877
Precigen, Inc.(1)(2)	7,437	8,553
Prelude Therapeutics, Inc.(1)	819	3,686
Prime Medicine, Inc.(1)	3,267	47,862
ProKidney Corp.(1)	5,095	57,013
Protagonist Therapeutics, Inc.(1)	4,477	123,655
Protalix BioTherapeutics, Inc.(1)	4,638	9,276
Prothena Corp. PLC(1)	3,423	233,722
PTC Therapeutics, Inc.(1)	5,850	237,919
Rallybio Corp.(1)	2,525	14,292
Rapt Therapeutics, Inc.(1)	2,395	44,786
Recursion Pharmaceuticals, Inc., Class A(1)(2)	11,270	84,187
REGENXBIO, Inc.(1)	2,991	59,790
Relay Therapeutics, Inc.(1)	6,811	85,546

10
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Reneo Pharmaceuticals, Inc.(1)	799	$ 5,241
Replimune Group, Inc.(1)	3,364	78,112
REVOLUTION Medicines, Inc.(1)	8,375	224,031
Rhythm Pharmaceuticals, Inc.(1)	4,242	69,951
Rigel Pharmaceuticals, Inc.(1)(2)	14,810	19,105
Rocket Pharmaceuticals, Inc.(1)	4,300	85,441
Sage Therapeutics, Inc.(1)	4,366	205,289
Sana Biotechnology, Inc.(1)(2)	6,618	39,443
Sangamo Therapeutics, Inc.(1)	9,803	12,744
Savara, Inc.(1)	6,296	20,116
Scholar Rock Holding Corp.(1)	2,342	17,659
Selecta Biosciences, Inc.(1)	9,591	10,742
Seres Therapeutics, Inc.(1)(2)	8,033	38,478
SpringWorks Therapeutics, Inc.(1)	4,812	126,171
Stoke Therapeutics, Inc.(1)(2)	2,278	24,215
Summit Therapeutics, Inc.(1)	9,569	24,018
Sutro Biopharma, Inc.(1)	4,967	23,097
Syndax Pharmaceuticals, Inc.(1)	5,441	113,880
Tango Therapeutics, Inc.(1)	3,498	11,613
Tenaya Therapeutics, Inc.(1)	3,317	19,471
TG Therapeutics, Inc.(1)	11,331	281,462
Travere Therapeutics, Inc.(1)	6,016	92,406
Twist Bioscience Corp.(1)(2)	4,293	87,835
Tyra Biosciences, Inc.(1)	940	16,008
UroGen Pharma, Ltd.(1)	1,616	16,726
Vanda Pharmaceuticals, Inc.(1)	4,281	28,212
Vaxcyte, Inc.(1)	7,592	379,144
Vaxxinity, Inc., Class A(1)	3,519	8,868
Vera Therapeutics, Inc.(1)	2,792	44,812
Veracyte, Inc.(1)	6,012	153,126
Vericel Corp.(1)	3,933	147,763
Verve Therapeutics, Inc.(1)	4,189	78,544
Vigil Neuroscience, Inc.(1)	1,327	12,474
Viking Therapeutics, Inc.(1)	7,940	128,707
Vir Biotechnology, Inc.(1)	6,916	169,649
Viridian Therapeutics, Inc.(1)	3,485	82,908
Vor BioPharma, Inc.(1)	3,111	9,613
Voyager Therapeutics, Inc.(1)	2,623	30,033
X4 Pharmaceuticals, Inc.(1)	10,167	19,724
Xencor, Inc.(1)	4,790	119,606
XOMA Corp.(1)	604	11,410
Y-mAbs Therapeutics, Inc.(1)	2,645	17,960
Zentalis Pharmaceuticals, Inc.(1)	4,057	114,448
Zura Bio, Ltd.(1)(2)	626	5,133
Zymeworks, Inc.(1)	4,408	38,085
		$ 14,637,801
Security	Shares	Value
Broadline Retail — 0.1%
Big Lots, Inc.(2)	2,101	$ 18,552
ContextLogic, Inc., Class A(1)(2)	1,423	9,363
Dillard's, Inc., Class A(2)	293	95,600
Qurate Retail, Inc., Class B(1)	110	913
		$ 124,428
Building Products — 1.6%
AAON, Inc.	3,732	$ 353,831
American Woodmark Corp.(1)	1,377	105,161
Apogee Enterprises, Inc.	1,667	79,132
AZZ, Inc.	2,050	89,093
CSW Industrials, Inc.	1,274	211,726
Gibraltar Industries, Inc.(1)	2,573	161,893
Griffon Corp.	3,455	139,237
Insteel Industries, Inc.	1,366	42,510
Janus International Group, Inc.(1)	7,017	74,801
JELD-WEN Holding, Inc.(1)	7,034	123,376
Masonite International Corp.(1)	1,788	183,163
MasterBrand, Inc.(1)	10,718	124,650
PGT Innovations, Inc.(1)	4,639	135,227
Quanex Building Products Corp.	2,627	70,535
Resideo Technologies, Inc.(1)	12,103	213,739
Simpson Manufacturing Co., Inc.	3,547	491,260
UFP Industries, Inc.	4,964	481,756
Zurn Elkay Water Solutions Corp., Class C	12,229	328,838
		$ 3,409,928
Capital Markets — 1.3%
AlTi Global, Inc.(1)	1,737	$ 13,305
Artisan Partners Asset Management, Inc., Class A	5,077	199,577
Assetmark Financial Holdings(1)	1,731	51,341
Avantax, Inc.(1)	3,251	72,757
B. Riley Financial, Inc.	1,590	73,108
Bakkt Holdings, Inc.(1)	4,263	5,243
BGC Partners, Inc., Class A	24,450	108,314
Brightsphere Investment Group, Inc.	2,506	52,501
Cohen & Steers, Inc.	2,040	118,300
Diamond Hill Investment Group, Inc.	250	42,825
Donnelley Financial Solutions, Inc.(1)	2,105	95,841
Focus Financial Partners, Inc., Class A(1)	4,856	254,989
Forge Global Holdings, Inc.(1)	9,074	22,050
GCM Grosvenor, Inc., Class A	3,365	25,372
Hamilton Lane, Inc., Class A	3,020	241,540
MarketWise, Inc.	1,277	2,554
Moelis & Co., Class A(2)	5,521	250,322
Open Lending Corp., Class A(1)	8,176	85,930

11
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
P10, Inc., Class A	3,553	$ 40,149
Patria Investments, Ltd., Class A	4,492	64,236
Perella Weinberg Partners	3,494	29,105
Piper Sandler Cos.	1,434	185,359
PJT Partners, Inc., Class A	2,010	139,976
Sculptor Capital Management, Inc.	1,486	13,121
Silvercrest Asset Management Group, Inc., Class A	744	15,066
StepStone Group, Inc., Class A	4,353	107,998
StoneX Group, Inc.(1)	1,391	115,564
Value Line, Inc.	91	4,177
Victory Capital Holdings, Inc., Class A	2,289	72,195
Virtus Investment Partners, Inc.	560	110,583
WisdomTree, Inc.	11,656	79,960
		$ 2,693,358
Chemicals — 1.9%
AdvanSix, Inc.	2,111	$ 73,843
American Vanguard Corp.	2,506	44,782
Amyris, Inc.(1)(2)	13,112	13,505
Aspen Aerogels, Inc.(1)	4,036	31,844
Avient Corp.	7,473	305,646
Balchem Corp.	2,644	356,438
Cabot Corp.	4,578	306,222
Chase Corp.	627	76,005
Core Molding Technologies, Inc.(1)	640	14,560
Danimer Scientific, Inc.(1)	7,000	16,660
Diversey Holdings, Ltd.(1)	5,861	49,174
Ecovyst, Inc.(1)	7,867	90,156
FutureFuel Corp.	1,874	16,585
Hawkins, Inc.	1,498	71,440
HB Fuller Co.	4,472	319,793
Ingevity Corp.(1)	3,090	179,714
Innospec, Inc.	1,981	198,972
Intrepid Potash, Inc.(1)	831	18,855
Koppers Holdings, Inc.	1,571	53,571
Kronos Worldwide, Inc.(2)	1,877	16,386
Livent Corp.(1)	14,917	409,173
LSB Industries, Inc.(1)	4,541	44,729
Mativ Holdings, Inc.	4,141	62,612
Minerals Technologies, Inc.	2,603	150,167
Origin Materials, Inc.(1)	7,980	33,995
Orion S.A.	4,752	100,837
Perimeter Solutions S.A.(1)	12,944	79,606
PureCycle Technologies, Inc.(1)	9,595	102,571
Quaker Chemical Corp.	1,148	223,745
Rayonier Advanced Materials, Inc.(1)	5,330	22,812
Sensient Technologies Corp.	3,479	247,461
Security	Shares	Value
Chemicals (continued)
Stepan Co.	1,709	$ 163,312
Trinseo PLC	2,712	34,361
Tronox Holdings PLC, Class A	9,396	119,423
Valhi, Inc.	189	2,429
		$ 4,051,384
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	5,474	$ 233,466
ACCO Brands Corp.	7,737	40,310
ACV Auctions, Inc., Class A(1)	10,499	181,318
Aris Water Solution, Inc., Class A(2)	2,469	25,480
Aurora Innovation, Inc.(1)	25,118	73,847
BrightView Holdings, Inc.(1)	3,485	25,022
Brink's Co. (The)	3,814	258,704
Casella Waste Systems, Inc., Class A(1)	4,599	415,979
CECO Environmental Corp.(1)	2,452	32,759
Cimpress PLC(1)	1,473	87,614
CompX International, Inc.	124	2,703
CoreCivic, Inc.(1)	9,406	88,510
Deluxe Corp.	3,303	57,736
Ennis, Inc.	2,271	46,283
Enviri Corp.(1)	6,141	60,612
GEO Group, Inc. (The)(1)(2)	9,238	66,144
Healthcare Services Group, Inc.	6,149	91,804
Heritage-Crystal Clean, Inc.(1)	1,244	47,011
HNI Corp.	3,781	106,549
Interface, Inc.	4,493	39,493
LanzaTech Global, Inc.(1)	1,704	11,638
Li-Cycle Holdings Corp.(1)(2)	11,396	63,248
Liquidity Services, Inc.(1)	2,122	35,013
Matthews International Corp., Class A	2,426	103,396
MillerKnoll, Inc.	6,105	90,232
Montrose Environmental Group, Inc.(1)	2,305	97,087
NL Industries, Inc.	532	2,942
OPENLANE, Inc.(1)	8,459	128,746
Performant Financial Corp.(1)	5,558	15,007
Pitney Bowes, Inc.	14,661	51,900
Quad / Graphics, Inc.(1)	2,612	9,821
SP Plus Corp.(1)	1,610	62,967
Steelcase, Inc., Class A	7,018	54,109
UniFirst Corp.	1,198	185,702
Viad Corp.(1)	1,592	42,793
VSE Corp.	830	45,393
		$ 2,981,338

12
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	6,139	$ 64,644
Aviat Networks, Inc.(1)	756	25,228
Calix, Inc.(1)	4,873	243,211
Cambium Networks Corp.(1)	659	10,030
Clearfield, Inc.(1)(2)	1,081	51,185
CommScope Holding Co., Inc.(1)	17,123	96,403
Comtech Telecommunications Corp.	2,055	18,783
Digi International, Inc.(1)	2,713	106,865
DZS, Inc.(1)(2)	1,018	4,041
Extreme Networks, Inc.(1)	10,260	267,273
Harmonic, Inc.(1)	9,099	147,131
Infinera Corp.(1)	15,468	74,710
KVH Industries, Inc.(1)	1,549	14,158
NETGEAR, Inc.(1)	2,438	34,522
NetScout Systems, Inc.(1)	5,636	174,434
Ribbon Communications, Inc.(1)	5,864	16,361
Viavi Solutions, Inc.(1)	17,846	202,195
		$ 1,551,174
Construction & Engineering — 1.4%
Ameresco, Inc., Class A(1)	2,657	$ 129,210
API Group Corp.(1)	17,287	471,243
Arcosa, Inc.	4,009	303,762
Argan, Inc.	1,051	41,420
Bowman Consulting Group, Ltd.(1)	830	26,460
Comfort Systems USA, Inc.	2,925	480,285
Concrete Pumping Holdings, Inc.(1)	2,145	17,224
Construction Partners, Inc., Class A(1)	3,089	96,964
Dycom Industries, Inc.(1)	2,369	269,237
Fluor Corp.(1)	11,786	348,865
Granite Construction, Inc.	3,588	142,731
Great Lakes Dredge & Dock Corp.(1)	5,123	41,804
IES Holdings, Inc.(1)	610	34,697
INNOVATE Corp.(1)	3,792	6,636
Limbach Holdings, Inc.(1)	760	18,795
MYR Group, Inc.(1)	1,358	187,866
Northwest Pipe Co.(1)	837	25,311
Primoris Services Corp.	4,194	127,791
Southland Holdings, Inc.(1)	310	2,545
Sterling Infrastructure, Inc.(1)	2,474	138,049
Tutor Perini Corp.(1)	3,186	22,780
		$ 2,933,675
Construction Materials — 0.3%
Knife River Corp.(1)	4,208	$ 183,048
Summit Materials, Inc., Class A(1)	9,872	373,655
Security	Shares	Value
Construction Materials (continued)
United States Lime & Minerals, Inc.	156	$ 32,587
		$ 589,290
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(1)	446	$ 18,736
Bread Financial Holdings, Inc.	4,008	125,811
Consumer Portfolio Services, Inc.(1)	1,073	12,522
Encore Capital Group, Inc.(1)	1,916	93,156
Enova International, Inc.(1)	2,388	126,851
FirstCash Holdings, Inc.	3,027	282,510
Green Dot Corp., Class A(1)	3,643	68,270
LendingClub Corp.(1)	8,792	85,722
LendingTree, Inc.(1)	911	20,142
Navient Corp.	7,647	142,081
Nelnet, Inc., Class A	1,203	116,065
NerdWallet, Inc., Class A(1)	2,828	26,612
OppFi, Inc.(1)	1,009	2,058
PRA Group, Inc.(1)	2,977	68,024
PROG Holdings, Inc.(1)	3,921	125,943
Regional Management Corp.	671	20,466
Upstart Holdings, Inc.(1)(2)	5,955	213,249
World Acceptance Corp.(1)	303	40,605
		$ 1,588,823
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The)	2,660	$ 122,759
Chefs' Warehouse, Inc. (The)(1)	2,909	104,026
HF Foods Group, Inc.(1)	3,141	14,731
Ingles Markets, Inc., Class A	1,077	89,014
Natural Grocers by Vitamin Cottage, Inc., Class C	875	10,727
PriceSmart, Inc.	2,064	152,860
SpartanNash Co.	2,800	63,028
Sprouts Farmers Market, Inc.(1)	8,511	312,609
United Natural Foods, Inc.(1)	4,651	90,927
Village Super Market, Inc., Class A	640	14,605
Weis Markets, Inc.	1,290	82,831
		$ 1,058,117
Containers & Packaging — 0.3%
Greif, Inc., Class A	2,023	$ 139,365
Greif, Inc., Class B	446	34,454
Myers Industries, Inc.	2,722	52,888
O-I Glass, Inc.(1)	12,838	273,835
Pactiv Evergreen, Inc.	3,313	25,079
Ranpak Holdings Corp.(1)	2,883	13,031

13
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging (continued)
TriMas Corp.	3,443	$ 94,648
		$ 633,300
Distributors — 0.0%(1)
Weyco Group, Inc.	443	$ 11,824
		$ 11,824
Diversified Consumer Services — 0.9%
2U, Inc.(1)	5,625	$ 22,669
Adtalem Global Education, Inc.(1)	3,604	123,761
Carriage Services, Inc.	1,188	38,574
Chegg, Inc.(1)	9,754	86,616
Coursera, Inc.(1)	10,757	140,056
Duolingo, Inc.(1)	2,371	338,911
European Wax Center, Inc., Class A(1)	2,820	52,537
frontdoor, Inc.(1)	6,625	211,338
Graham Holdings Co., Class B	307	175,444
Laureate Education, Inc., Class A	10,421	125,990
Lincoln Educational Services Corp.(1)	1,956	13,183
Nerdy, Inc.(1)	4,065	16,951
OneSpaWorld Holdings, Ltd.(1)	6,028	72,939
Perdoceo Education Corp.(1)	5,120	62,822
Rover Group, Inc.(1)	6,955	34,149
Strategic Education, Inc.	1,824	123,740
Stride, Inc.(1)	3,376	125,688
Udemy, Inc.(1)	7,087	76,044
Universal Technical Institute, Inc.(1)	2,430	16,791
WW International, Inc.(1)	4,129	27,747
		$ 1,885,950
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	5,556	$ 103,230
Alpine Income Property Trust, Inc.	1,076	17,485
American Assets Trust, Inc.	3,916	75,187
Armada Hoffler Properties, Inc.	4,892	57,139
Broadstone Net Lease, Inc.	15,536	239,876
CTO Realty Growth, Inc.	1,398	23,962
Empire State Realty Trust, Inc., Class A	11,214	83,993
Essential Properties Realty Trust, Inc.	12,297	289,471
Gladstone Commercial Corp.(2)	3,072	38,001
Global Net Lease, Inc.	8,143	83,710
NexPoint Diversified Real Estate Trust	2,535	31,738
One Liberty Properties, Inc.	1,306	26,538
Star Holdings(1)	1,028	15,081
		$ 1,085,411
Security	Shares	Value
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	1,443	$ 45,729
AST SpaceMobile, Inc.(1)	5,004	23,519
ATN International, Inc.	967	35,392
Bandwidth, Inc., Class A(1)	1,790	24,487
Charge Enterprises, Inc.(1)	8,110	7,948
Cogent Communications Holdings, Inc.	3,578	240,764
Consolidated Communications Holdings, Inc.(1)	5,584	21,387
EchoStar Corp., Class A(1)	2,885	50,026
Globalstar, Inc.(1)(2)	51,804	55,948
IDT Corp., Class B(1)	1,125	29,081
Liberty Latin America, Ltd., Class A(1)	3,362	29,417
Liberty Latin America, Ltd., Class C(1)	11,849	102,138
Lumen Technologies, Inc.	83,277	188,206
Ooma, Inc.(1)	1,488	22,275
Radius Global Infrastructure, Inc., Class A(1)	7,014	104,509
		$ 980,826
Electric Utilities — 0.7%
ALLETE, Inc.	4,777	$ 276,923
Genie Energy, Ltd., Class B	1,633	23,091
MGE Energy, Inc.	3,015	238,517
Otter Tail Corp.(2)	3,412	269,411
PNM Resources, Inc.	7,085	319,533
Portland General Electric Co.	8,028	375,951
		$ 1,503,426
Electrical Equipment — 1.5%
374Water, Inc.(1)	4,891	$ 11,690
Allied Motion Technologies, Inc.	952	38,023
Amprius Technologies, Inc.(1)	444	3,188
Array Technologies, Inc.(1)	12,516	282,862
Atkore, Inc.(1)	3,272	510,236
Babcock & Wilcox Enterprises, Inc.(1)	4,352	25,677
Blink Charging Co.(1)	2,863	17,149
Bloom Energy Corp., Class A(1)(2)	15,918	260,259
Dragonfly Energy Holdings Corp.(1)	1,257	1,860
Encore Wire Corp.	1,383	257,141
Energy Vault Holdings, Inc.(1)(2)	4,973	13,576
EnerSys	3,410	370,053
Enovix Corp.(1)(2)	11,311	204,050
Eos Energy Enterprises, Inc.(1)	8,888	38,574
ESS Tech, Inc.(1)(2)	6,050	8,894
Fluence Energy, Inc.(1)(2)	3,251	86,607
FTC Solar, Inc.(1)(2)	3,174	10,220
FuelCell Energy, Inc.(1)(2)	32,700	70,632
GrafTech International, Ltd.	15,608	78,664

14
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
LSI Industries, Inc.	2,161	$ 27,142
NEXTracker, Inc., Class A(1)	2,477	98,609
NuScale Power Corp.(1)	4,426	30,097
Powell Industries, Inc.	811	49,139
Preformed Line Products Co.	222	34,654
SES AI Corp.(1)	10,311	25,159
Shoals Technologies Group, Inc., Class A(1)	14,170	362,185
SKYX Platforms Corp.(1)	4,695	12,489
Stem, Inc.(1)(2)	10,809	61,828
SunPower Corp.(1)(2)	6,461	63,318
Thermon Group Holdings, Inc.(1)	2,669	70,995
TPI Composites, Inc.(1)(2)	2,801	29,046
Vicor Corp.(1)	1,832	98,928
		$ 3,252,944
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.(1)	1,442	$ 9,892
Advanced Energy Industries, Inc.	3,109	346,498
Aeva Technologies, Inc.(1)(2)	8,168	10,210
Akoustis Technologies, Inc.(1)(2)	4,010	12,752
Arlo Technologies, Inc.(1)	7,137	77,865
Badger Meter, Inc.	2,431	358,718
Bel Fuse, Inc., Class B	864	49,602
Belden, Inc.	3,513	336,018
Benchmark Electronics, Inc.	2,653	68,527
Climb Global Solutions, Inc.	343	16,416
CTS Corp.	2,503	106,703
Daktronics, Inc.(1)	3,227	20,653
ePlus, Inc.(1)	2,086	117,442
Evolv Technologies Holdings, Inc.(1)	9,305	55,830
Fabrinet (1)	3,042	395,095
FARO Technologies, Inc.(1)	1,514	24,527
Insight Enterprises, Inc.(1)	2,372	347,119
Iteris, Inc.(1)	3,528	13,971
Itron, Inc.(1)	3,764	271,384
Kimball Electronics, Inc.(1)	2,097	57,940
Knowles Corp.(1)	7,204	130,104
Lightwave Logic, Inc.(1)(2)	8,384	58,437
Luna Innovations, Inc.(1)	2,653	24,195
Methode Electronics, Inc.	2,719	91,141
MicroVision, Inc.(1)(2)	14,610	66,914
Mirion Technologies, Inc.(1)	16,554	139,881
Napco Security Technologies, Inc.	2,529	87,630
nLight, Inc.(1)	3,335	51,426
Novanta, Inc.(1)	2,911	535,915
OSI Systems, Inc.(1)	1,310	154,357
PAR Technology Corp.(1)(2)	2,129	70,108
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc.	941	$ 42,439
Plexus Corp.(1)	2,197	215,833
Presto Automation, Inc.(1)	263	1,373
Richardson Electronics, Ltd.	988	16,302
Rogers Corp.(1)	1,411	228,483
Sanmina Corp.(1)	4,764	287,126
ScanSource, Inc.(1)	2,089	61,751
SmartRent, Inc.(1)	15,221	58,296
Tingo Group, Inc.(1)(2)	10,085	12,203
TTM Technologies, Inc.(1)	8,062	112,062
Vishay Intertechnology, Inc.	10,394	305,584
Vishay Precision Group, Inc.(1)	1,011	37,559
		$ 5,486,281
Energy Equipment & Services — 2.2%
Archrock, Inc.	11,489	$ 117,762
Atlas Energy Solutions, Inc., Class A	1,344	23,332
Borr Drilling, Ltd.(1)	18,905	142,355
Bristow Group, Inc.(1)	1,813	52,087
Cactus, Inc., Class A	5,341	226,031
ChampionX Corp.	16,445	510,453
Core Laboratories, Inc.	3,874	90,071
Diamond Offshore Drilling, Inc.(1)	8,406	119,701
DMC Global, Inc.(1)	1,457	25,876
Dril-Quip, Inc.(1)	2,558	59,525
Expro Group Holdings NV(1)	6,971	123,526
Forum Energy Technologies, Inc.(1)	810	20,728
Helix Energy Solutions Group, Inc.(1)	11,058	81,608
Helmerich & Payne, Inc.	8,302	294,306
KLX Energy Services Holdings, Inc.(1)	1,046	10,178
Liberty Energy, Inc., Class A	14,128	188,891
Mammoth Energy Services, Inc.(1)	1,924	9,293
Nabors Industries, Ltd.(1)	680	63,260
Newpark Resources, Inc.(1)	7,671	40,119
NexTier Oilfield Solutions, Inc.(1)	16,075	143,710
Noble Corp. PLC(1)	8,896	367,494
Oceaneering International, Inc.(1)	8,304	155,285
Oil States International, Inc.(1)	5,061	37,806
Patterson-UTI Energy, Inc.	16,822	201,359
ProFrac Holding Corp., Class A(1)(2)	1,873	20,903
ProPetro Holding Corp.(1)	8,147	67,131
Ranger Energy Services, Inc.(1)	1,283	13,138
RPC, Inc.	7,026	50,236
SEACOR Marine Holdings, Inc.(1)	1,989	22,734
Seadrill, Ltd.(1)	4,175	172,302
Select Water Solutions, Inc., Class A	7,036	56,992
Solaris Oilfield Infrastructure, Inc., Class A	2,541	21,167

15
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
TETRA Technologies, Inc.(1)	9,623	$ 32,526
Tidewater, Inc.(1)	3,926	217,657
US Silica Holdings, Inc.(1)	5,760	69,869
Valaris, Ltd.(1)	5,073	319,244
Weatherford International PLC(1)	5,884	390,815
		$ 4,559,470
Entertainment — 0.3%
Cinemark Holdings, Inc.(1)(2)	9,082	$ 149,853
IMAX Corp.(1)	3,908	66,397
Liberty Braves Group, Series A(1)	713	29,176
Liberty Braves Group, Series C(1)	3,012	119,335
Lions Gate Entertainment Corp., Class A(1)	4,567	40,327
Lions Gate Entertainment Corp., Class B(1)	9,036	75,450
Loop Media, Inc.(1)	3,011	7,196
Madison Square Garden Entertainment Corp.(1)	3,572	120,091
Marcus Corp. (The)(2)	1,876	27,821
Playstudios, Inc.(1)	5,943	29,180
Reservoir Media, Inc.(1)	1,534	9,235
Sphere Entertainment Co.(1)	2,038	55,821
Vivid Seats, Inc., Class A(1)(2)	1,855	14,692
		$ 744,574
Financial Services — 2.0%
Acacia Research Corp.(1)	3,139	$ 13,058
Alerus Financial Corp.	1,321	23,752
A-Mark Precious Metals, Inc.	1,368	51,211
AvidXchange Holdings, Inc.(1)	12,342	128,110
Banco Latinoamericano de Comercio Exterior S.A.	2,164	47,738
Cannae Holdings, Inc.(1)	5,668	114,550
Cantaloupe, Inc.(1)	4,569	36,369
Cass Information Systems, Inc.	1,039	40,292
Compass Diversified Holdings(2)	5,219	113,200
Enact Holdings, Inc.	2,253	56,618
Essent Group, Ltd.	8,750	409,500
EVERTEC, Inc.	5,400	198,882
Federal Agricultural Mortgage Corp., Class C	754	108,380
Finance of America Cos., Inc., Class A(1)	2,618	5,000
Flywire Corp.(1)	7,938	246,396
Home Point Capital, Inc.(1)	600	1,392
I3 Verticals, Inc., Class A(1)	1,552	35,479
International Money Express, Inc.(1)	2,539	62,282
Jackson Financial, Inc., Class A	6,726	205,883
Marqeta, Inc., Class A(1)	40,495	197,211
Merchants Bancorp	1,096	28,036
Mr. Cooper Group, Inc.(1)	5,446	275,785
Security	Shares	Value
Financial Services (continued)
NewtekOne, Inc.(2)	1,925	$ 30,608
NMI Holdings, Inc., Class A(1)	6,584	169,999
Ocwen Financial Corp.(1)	531	15,914
Pagseguro Digital, Ltd., Class A(1)	16,407	154,882
Payoneer Global, Inc.(1)	21,894	105,310
Paysafe, Ltd.(1)	2,114	21,330
Paysign, Inc.(1)	2,696	6,605
PennyMac Financial Services, Inc.	2,165	152,221
Priority Technology Holdings, Inc.(1)	578	2,092
Radian Group, Inc.	13,005	328,766
Remitly Global, Inc.(1)	6,967	131,119
Repay Holdings Corp.(1)	6,641	51,999
Security National Financial Corp., Class A(1)	982	8,710
StoneCo, Ltd., Class A(1)	24,052	306,422
SWK Holdings Corp.(1)(2)	267	4,470
Velocity Financial, Inc.(1)	672	7,748
Walker & Dunlop, Inc.	2,629	207,928
Waterstone Financial, Inc.	1,822	26,401
		$ 4,131,648
Food Products — 1.1%
Alico, Inc.(2)	470	$ 11,966
B&G Foods, Inc.	5,549	77,242
Benson Hill, Inc.(1)	12,841	16,693
Beyond Meat, Inc.(1)(2)	4,605	59,773
BRC, Inc., Class A(1)(2)	1,925	9,933
Calavo Growers, Inc.	1,424	41,325
Cal-Maine Foods, Inc.	3,034	136,530
Dole PLC	5,909	79,890
Forafric Global PLC(1)	431	4,728
Fresh Del Monte Produce, Inc.	2,813	72,322
Hain Celestial Group, Inc. (The)(1)	7,169	89,684
Hostess Brands, Inc.(1)	10,976	277,912
J&J Snack Foods Corp.	1,217	192,724
John B. Sanfilippo & Son, Inc.	716	83,965
Lancaster Colony Corp.	1,614	324,559
Limoneira Co.	1,446	22,500
Mission Produce, Inc.(1)	4,004	48,529
Seneca Foods Corp., Class A(1)	439	14,347
Simply Good Foods Co. (The)(1)	7,502	274,498
Sovos Brands, Inc.(1)	3,004	58,758
SunOpta, Inc.(1)	7,325	49,004
TreeHouse Foods, Inc.(1)	4,256	214,417
Utz Brands, Inc.	5,950	97,342
Vital Farms, Inc.(1)	1,946	23,333

16
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Westrock Coffee Co.(1)	2,346	$ 25,501
		$ 2,307,475
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	8,149	$ 371,432
Chesapeake Utilities Corp.	1,393	165,767
New Jersey Resources Corp.	8,033	379,158
Northwest Natural Holding Co.	2,968	127,772
ONE Gas, Inc.	4,562	350,407
RGC Resources, Inc.	661	13,240
Southwest Gas Holdings, Inc.	5,106	324,997
Spire, Inc.	4,260	270,254
		$ 2,003,027
Ground Transportation — 0.4%
ArcBest Corp.	1,944	$ 192,067
Covenant Logistics Group, Inc.	703	30,812
Daseke, Inc.(1)	3,140	22,388
FTAI Infrastructure, Inc.	8,174	30,162
Heartland Express, Inc.	3,887	63,786
Marten Transport, Ltd.	4,424	95,116
PAM Transportation Services, Inc.(1)	502	13,439
RXO, Inc.(1)	9,603	217,700
TuSimple Holdings, Inc., Class A(1)	10,494	17,420
Universal Truckload Services, Inc.	475	13,685
US Xpress Enterprises, Inc., Class A(1)	2,554	15,682
Werner Enterprises, Inc.	5,089	224,832
		$ 937,089
Health Care Equipment & Supplies — 3.3%
Accuray, Inc.(1)	7,702	$ 29,807
Alphatec Holdings, Inc.(1)	6,364	114,425
AngioDynamics, Inc.(1)	2,837	29,590
Artivion, Inc.(1)	3,149	54,131
AtriCure, Inc.(1)	3,847	189,888
Atrion Corp.	107	60,530
Avanos Medical, Inc.(1)	3,690	94,316
AxoGen, Inc.(1)	3,047	27,819
Axonics, Inc.(1)	4,052	204,504
Beyond Air, Inc.(1)(2)	2,117	9,018
Butterfly Network, Inc.(1)(2)	9,650	22,195
Cerus Corp.(1)	13,159	32,371
ClearPoint Neuro, Inc.(1)(2)	1,893	13,705
CONMED Corp.	2,533	344,209
Cutera, Inc.(1)(2)	1,245	18,837
CVRx, Inc.(1)	918	14,174
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Embecta Corp.	4,658	$ 100,613
Figs, Inc., Class A(1)	9,565	79,103
Glaukos Corp.(1)	3,871	275,654
Haemonetics Corp.(1)	4,143	352,735
Inari Medical, Inc.(1)	4,281	248,897
Inmode, Ltd.(1)	6,398	238,965
Inogen, Inc.(1)	1,598	18,457
Integer Holdings Corp.(1)	2,743	243,057
iRadimed Corp.	490	23,393
iRhythm Technologies, Inc.(1)	2,535	264,451
KORU Medical Systems, Inc.(1)	2,887	9,960
Lantheus Holdings, Inc.(1)	5,620	471,630
LeMaitre Vascular, Inc.	1,631	109,734
LivaNova PLC(1)	4,481	230,458
Merit Medical Systems, Inc.(1)	4,697	392,857
Nano-X Imaging, Ltd.(1)(2)	3,553	55,036
Neogen Corp.(1)	18,001	391,522
Nevro Corp.(1)	2,713	68,965
NuVasive, Inc.(1)	4,361	181,374
Omnicell, Inc.(1)	3,713	273,537
OraSure Technologies, Inc.(1)	6,111	30,616
Orchestra BioMed Holdings, Inc.(1)	346	2,422
Orthofix Medical, Inc.(1)	2,655	47,949
OrthoPediatrics Corp.(1)	1,311	57,487
Outset Medical, Inc.(1)	4,081	89,252
Paragon 28, Inc.(1)	3,915	69,452
PROCEPT BioRobotics Corp.(1)	2,981	105,378
Pulmonx Corp.(1)	2,565	33,627
Pulse Biosciences, Inc.(1)(2)	1,334	9,591
RxSight, Inc.(1)	2,238	64,454
Sanara Medtech, Inc.(1)	313	12,551
Semler Scientific, Inc.(1)	413	10,837
SI-BONE, Inc.(1)	2,872	77,487
Sight Sciences, Inc.(1)	1,732	14,341
Silk Road Medical, Inc.(1)	3,003	97,568
STAAR Surgical Co.(1)	4,015	211,069
SurModics, Inc.(1)	1,145	35,850
Tactile Systems Technology, Inc.(1)	1,650	41,135
Tela Bio, Inc.(1)	1,311	13,280
TransMedics Group, Inc.(1)	2,620	220,028
Treace Medical Concepts, Inc.(1)	3,734	95,516
UFP Technologies, Inc.(1)	586	113,596
Utah Medical Products, Inc.	296	27,587
Varex Imaging Corp.(1)	2,939	69,272
Vicarious Surgical, Inc.(1)(2)	4,091	7,487
ViewRay, Inc.(1)	10,682	3,762
Zimvie, Inc.(1)	1,561	17,530

17
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zynex, Inc.(1)(2)	1,511	$ 14,491
		$ 6,883,532
Health Care Providers & Services — 2.6%
23andMe Holding Co., Class A(1)	20,248	$ 35,434
Accolade, Inc.(1)	5,102	68,724
AdaptHealth Corp.(1)	5,494	66,862
Addus HomeCare Corp.(1)	1,220	113,094
Agiliti, Inc.(1)	2,448	40,392
AirSculpt Technologies, Inc.(2)	508	4,379
Alignment Healthcare, Inc.(1)	7,871	45,258
AMN Healthcare Services, Inc.(1)	3,300	360,096
Apollo Medical Holdings, Inc.(1)	3,538	111,801
Aveanna Healthcare Holdings, Inc.(1)(2)	3,026	5,114
Brookdale Senior Living, Inc.(1)	14,512	61,241
Cano Health, Inc.(1)(2)	19,729	27,423
CareMax, Inc.(1)	4,473	13,911
Castle Biosciences, Inc.(1)	1,671	22,926
Community Health Systems, Inc.(1)	9,743	42,869
CorVel Corp.(1)	720	139,320
Cross Country Healthcare, Inc.(1)	2,877	80,786
DocGo, Inc.(1)	6,039	56,585
Enhabit, Inc.(1)	4,159	47,829
Ensign Group, Inc. (The)	4,506	430,143
Fulgent Genetics, Inc.(1)	1,591	58,915
Guardant Health, Inc.(1)	9,183	328,751
HealthEquity, Inc.(1)	6,945	438,507
Hims & Hers Health, Inc.(1)	10,095	94,893
InfuSystem Holdings, Inc.(1)	1,500	14,445
Innovage Holding Corp.(1)	1,437	10,778
Invitae Corp.(1)(2)	17,172	19,404
Joint Corp. (The)(1)	1,060	14,310
LifeStance Health Group, Inc.(1)	8,764	80,015
ModivCare, Inc.(1)	983	44,441
National HealthCare Corp.	943	58,296
National Research Corp.	1,192	51,864
NeoGenomics, Inc.(1)	10,523	169,105
OPKO Health, Inc.(1)(2)	32,353	70,206
Option Care Health, Inc.(1)	14,054	456,615
Owens & Minor, Inc.(1)	6,135	116,810
P3 Health Partners, Inc.(1)	1,908	5,705
Patterson Cos., Inc.	7,277	242,033
Pediatrix Medical Group, Inc.(1)	6,445	91,583
Pennant Group, Inc. (The)(1)	2,149	26,390
PetIQ, Inc.(1)	2,070	31,402
Privia Health Group, Inc.(1)	5,588	145,903
Progyny, Inc.(1)	6,489	255,277
Security	Shares	Value
Health Care Providers & Services (continued)
Quipt Home Medical Corp.(1)	3,332	$ 17,793
RadNet, Inc.(1)	3,995	130,317
Select Medical Holdings Corp.	8,588	273,614
Surgery Partners, Inc.(1)	5,577	250,909
US Physical Therapy, Inc.	1,072	130,130
Viemed Healthcare, Inc.(1)	2,819	27,570
		$ 5,430,168
Health Care REITs — 0.5%
CareTrust REIT, Inc.	8,277	$ 164,381
Community Healthcare Trust, Inc.	2,109	69,639
Diversified Healthcare Trust	18,611	41,875
Global Medical REIT, Inc.	4,446	40,592
LTC Properties, Inc.	3,389	111,905
National Health Investors, Inc.	3,450	180,849
Physicians Realty Trust	19,669	275,169
Sabra Health Care REIT, Inc.	19,130	225,160
Universal Health Realty Income Trust	1,113	52,957
		$ 1,162,527
Health Care Technology — 0.6%
American Well Corp., Class A(1)	17,204	$ 36,128
Computer Programs and Systems, Inc.(1)	938	23,159
Definitive Healthcare Corp.(1)	3,728	41,008
Evolent Health, Inc., Class A(1)	9,098	275,669
Health Catalyst, Inc.(1)	4,079	50,987
HealthStream, Inc.	1,939	47,622
Multiplan Corp.(1)	28,341	59,800
NextGen Healthcare, Inc.(1)	4,587	74,401
OptimizeRx Corp.(1)	1,258	17,977
Phreesia, Inc.(1)	3,989	123,699
Schrodinger, Inc.(1)(2)	4,500	224,640
Sharecare, Inc.(1)(2)	23,084	40,397
Simulations Plus, Inc.	1,252	54,249
Veradigm, Inc.(1)	8,546	107,680
		$ 1,177,416
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	17,820	$ 269,260
Braemar Hotels & Resorts, Inc.	5,189	20,860
Chatham Lodging Trust	3,800	35,568
DiamondRock Hospitality Co.	17,377	139,190
Hersha Hospitality Trust, Class A	2,387	14,537
Pebblebrook Hotel Trust(2)	10,195	142,118
RLJ Lodging Trust	12,682	130,244
Ryman Hospitality Properties, Inc.	4,774	443,600

18
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs (continued)
Service Properties Trust	12,870	$ 111,840
Summit Hotel Properties, Inc.	7,954	51,781
Sunstone Hotel Investors, Inc.	16,856	170,583
Xenia Hotels & Resorts, Inc.	9,188	113,104
		$ 1,642,685
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc.(1)	4,464	$ 47,140
Bally's Corp.(1)	2,436	37,904
Biglari Holdings, Inc., Class B(1)	80	15,771
BJ's Restaurants, Inc.(1)	1,896	60,293
Bloomin' Brands, Inc.	7,017	188,687
Bluegreen Vacations Holding Corp.(2)	768	27,379
Bowlero Corp.(1)	2,312	26,912
Brinker International, Inc.(1)	3,483	127,478
Carrols Restaurant Group, Inc.(1)	3,035	15,296
Century Casinos, Inc.(1)	1,662	11,800
Cheesecake Factory, Inc. (The)(2)	3,773	130,470
Chuy's Holdings, Inc.(1)	1,401	57,189
Cracker Barrel Old Country Store, Inc.(2)	1,740	162,133
Dave & Buster's Entertainment, Inc.(1)	3,583	159,658
Denny's Corp.(1)	4,997	61,563
Dine Brands Global, Inc.	1,184	68,708
El Pollo Loco Holdings, Inc.	1,580	13,857
Everi Holdings, Inc.(1)	6,554	94,771
Fiesta Restaurant Group, Inc.(1)	1,462	11,608
First Watch Restaurant Group, Inc.(1)	848	14,331
Full House Resorts, Inc.(1)	2,565	17,185
Global Business Travel Group, Inc.(1)	2,665	19,268
Golden Entertainment, Inc.(1)	1,551	64,832
Hilton Grand Vacations, Inc.(1)	6,710	304,902
Inspired Entertainment, Inc.(1)	1,661	24,433
International Game Technology PLC	8,973	286,149
Jack in the Box, Inc.	1,673	163,168
Krispy Kreme, Inc.	7,234	106,557
Kura Sushi USA, Inc., Class A(1)	482	44,802
Life Time Group Holdings, Inc.(1)	3,689	72,563
Light & Wonder, Inc., Class A(1)	7,441	511,643
Lindblad Expeditions Holdings, Inc.(1)(2)	2,177	23,686
Monarch Casino & Resort, Inc.	1,097	77,284
Mondee Holdings, Inc.(1)	3,749	33,404
Nathan's Famous, Inc.	233	18,300
Noodles & Co.(1)	3,189	10,779
ONE Group Hospitality, Inc. (The)(1)(2)	1,532	11,214
Papa John's International, Inc.	2,885	213,000
PlayAGS, Inc.(1)	3,050	17,232
Portillo's, Inc., Class A(1)	3,509	79,058
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Potbelly Corp.(1)	2,155	$ 18,921
RCI Hospitality Holdings, Inc.	655	49,773
Red Robin Gourmet Burgers, Inc.(1)	1,311	18,131
Red Rock Resorts, Inc., Class A	3,918	183,284
Rush Street Interactive, Inc.(1)	4,103	12,801
Sabre Corp.(1)(2)	26,098	83,253
SeaWorld Entertainment, Inc.(1)	3,294	184,497
Shake Shack, Inc., Class A(1)	3,121	242,564
Six Flags Entertainment Corp.(1)	5,969	155,075
Super Group SGHC, Ltd.(1)	11,269	32,680
Sweetgreen, Inc., Class A(1)(2)	7,982	102,329
Target Hospitality Corp.(1)(2)	2,292	30,759
Xponential Fitness, Inc., Class A(1)	2,041	35,207
		$ 4,581,681
Household Durables — 2.0%
Beazer Homes USA, Inc.(1)	2,263	$ 64,020
Cavco Industries, Inc.(1)	708	208,860
Century Communities, Inc.	2,351	180,134
Cricut, Inc., Class A(2)	3,950	48,190
Dream Finders Homes, Inc., Class A(1)(2)	2,001	49,204
Ethan Allen Interiors, Inc.	1,924	54,411
GoPro, Inc., Class A(1)	10,449	43,259
Green Brick Partners, Inc.(1)	2,170	123,256
Helen of Troy, Ltd.(1)	1,990	214,960
Hooker Furnishings Corp.	908	16,943
Hovnanian Enterprises, Inc., Class A(1)	401	39,783
Installed Building Products, Inc.	1,912	267,986
iRobot Corp.(1)	2,265	102,491
KB Home	6,125	316,724
Landsea Homes Corp.(1)	471	4,399
La-Z-Boy, Inc.	3,588	102,760
Legacy Housing Corp.(1)	819	18,993
LGI Homes, Inc.(1)	1,720	232,011
Lovesac Co. (The)(1)	1,001	26,977
M / I Homes, Inc.(1)	2,226	194,085
MDC Holdings, Inc.	4,852	226,928
Meritage Homes Corp.	3,010	428,233
Purple Innovation, Inc.(2)	4,415	12,274
Skyline Champion Corp.(1)	4,428	289,813
Snap One Holdings Corp.(1)(2)	1,018	11,860
Sonos, Inc.(1)	10,496	171,400
Taylor Morrison Home Corp.(1)	8,695	424,055
Traeger, Inc.(1)(2)	1,729	7,348
TRI Pointe Homes, Inc.(1)	8,103	266,264
United Homes Group, Inc.(1)	508	5,669
Vizio Holding Corp., Class A(1)	5,089	34,351

19
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
VOXX International Corp.(1)	1,148	$ 14,327
Vuzix Corp.(1)(2)	4,601	23,465
		$ 4,225,433
Household Products — 0.3%
Central Garden & Pet Co.(1)	789	$ 30,590
Central Garden & Pet Co., Class A(1)	3,253	118,604
Energizer Holdings, Inc.	5,727	192,313
Oil-Dri Corp. of America	405	23,891
WD-40 Co.	1,093	206,194
		$ 571,592
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc.(1)	5,278	$ 28,501
Montauk Renewables, Inc.(1)	4,830	35,935
Ormat Technologies, Inc.	4,420	355,633
Sunnova Energy International, Inc.(1)(2)	8,343	152,761
		$ 572,830
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	1,948	$ 36,778
		$ 36,778
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	2,223	$ 162,301
LXP Industrial Trust	23,946	233,473
Plymouth Industrial REIT, Inc.	3,548	81,675
Terreno Realty Corp.	6,758	406,156
		$ 883,605
Insurance — 1.6%
Ambac Financial Group, Inc.(1)	3,798	$ 54,083
American Equity Investment Life Holding Co.	6,425	334,807
AMERISAFE, Inc.	1,433	76,408
Argo Group International Holdings, Ltd.	2,431	71,982
BRP Group, Inc., Class A(1)	4,674	115,822
CNO Financial Group, Inc.	9,084	215,018
Crawford & Co., Class A	1,459	16,180
Donegal Group, Inc., Class A	916	13,218
eHealth, Inc.(1)	1,915	15,397
Employers Holdings, Inc.	2,071	77,476
Enstar Group, Ltd.(1)	986	240,821
F&G Annuities & Life, Inc.	1,547	38,335
Genworth Financial, Inc., Class A(1)	39,760	198,800
GoHealth, Inc., Class A(1)(2)	324	6,386
Goosehead Insurance, Inc., Class A(1)	1,781	112,007
Security	Shares	Value
Insurance (continued)
Greenlight Capital Re, Ltd., Class A(1)	2,647	$ 27,886
HCI Group, Inc.(2)	444	27,430
Hippo Holdings, Inc.(1)(2)	1,244	20,563
Horace Mann Educators Corp.	3,199	94,882
Investors Title Co.	111	16,206
James River Group Holdings, Ltd.	2,807	51,256
Kingsway Financial Services, Inc.(1)	879	7,164
Lemonade, Inc.(1)(2)	4,189	70,585
Maiden Holdings, Ltd.(1)	7,497	15,744
MBIA, Inc.(1)	3,800	32,832
Mercury General Corp.	2,007	60,752
National Western Life Group, Inc., Class A	193	80,203
NI Holdings, Inc.(1)	903	13,409
Oscar Health, Inc., Class A(1)	12,774	102,958
Palomar Holdings, Inc.(1)	1,927	111,843
ProAssurance Corp.	4,215	63,604
Safety Insurance Group, Inc.	1,187	85,132
Selective Insurance Group, Inc.	4,976	477,447
Selectquote, Inc.(1)	10,628	20,725
SiriusPoint, Ltd.(1)	7,085	63,977
Skyward Specialty Insurance Group, Inc.(1)	834	21,184
Stewart Information Services Corp.	2,046	84,172
Tiptree, Inc.	2,311	34,688
Trupanion, Inc.(1)(2)	2,994	58,922
United Fire Group, Inc.	1,601	36,279
United Insurance Holdings Corp.(1)	1,620	7,225
Universal Insurance Holdings, Inc.	2,020	31,169
		$ 3,304,977
Interactive Media & Services — 0.7%
Bumble, Inc., Class A(1)	8,361	$ 140,298
CarGurus, Inc.(1)	8,197	185,498
Cars.com, Inc.(1)	5,290	104,848
DHI Group, Inc.(1)	3,207	12,283
Eventbrite, Inc., Class A(1)	5,885	56,202
EverQuote, Inc., Class A(1)	1,239	8,053
fuboTV, Inc.(1)(2)	13,361	27,791
Grindr, Inc.(1)	3,387	18,730
Liberty TripAdvisor Holdings, Inc., Class B(1)	43	2,005
MediaAlpha, Inc., Class A(1)	1,490	15,362
Nextdoor Holdings, Inc.(1)	12,020	39,185
Outbrain, Inc.(1)	1,884	9,269
QuinStreet, Inc.(1)	4,141	36,565
Shutterstock, Inc.	1,925	93,690
System1, Inc.(1)	2,046	9,207
TrueCar, Inc.(1)	7,838	17,714
Vimeo, Inc.(1)	10,738	44,241

20
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Yelp, Inc.(1)	5,433	$ 197,815
Ziff Davis, Inc.(1)	3,890	272,533
ZipRecruiter, Inc., Class A(1)	5,993	106,436
		$ 1,397,725
IT Services — 0.5%
BigBear.ai Holdings, Inc.(1)(2)	2,218	$ 5,212
BigCommerce Holdings, Inc., Series 1(1)	4,810	47,860
Brightcove, Inc.(1)	3,175	12,732
CXApp, Inc.(1)(2)	161	1,758
DigitalOcean Holdings, Inc.(1)(2)	5,239	210,294
Fastly, Inc., Class A(1)	9,797	154,499
Grid Dynamics Holdings, Inc.(1)	4,292	39,701
Hackett Group, Inc. (The)	1,931	43,158
Information Services Group, Inc.	2,665	14,284
Perficient, Inc.(1)	2,734	227,824
Rackspace Technology, Inc.(1)	4,217	11,470
Squarespace, Inc., Class A(1)	3,691	116,414
Thoughtworks Holding, Inc.(1)(2)	7,646	57,727
Tucows, Inc., Class A(1)	790	21,915
Unisys Corp.(1)	5,033	20,031
		$ 984,879
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,628	$ 143,699
AMMO, Inc.(1)(2)	6,601	14,060
Clarus Corp.	2,191	20,026
Escalade, Inc.	822	10,974
Funko, Inc., Class A(1)	2,496	27,007
JAKKS Pacific, Inc.(1)	597	11,922
Johnson Outdoors, Inc., Class A	405	24,887
Latham Group, Inc.(1)	3,322	12,325
Malibu Boats, Inc., Class A(1)	1,589	93,211
Marine Products Corp.	813	13,707
MasterCraft Boat Holdings, Inc.(1)	1,615	49,500
Smith + Wesson Brands, Inc.	3,675	47,922
Solo Brands, Inc., Class A(1)	906	5,128
Sturm Ruger & Co., Inc.	1,347	71,337
Topgolf Callaway Brands Corp.(1)	11,892	236,056
Vista Outdoor, Inc.(1)	4,408	121,969
		$ 903,730
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.(1)	8,362	$ 56,109
Akoya Biosciences, Inc.(1)	1,199	8,861
BioLife Solutions, Inc.(1)	2,874	63,515
Security	Shares	Value
Life Sciences Tools & Services (continued)
Codexis, Inc.(1)	4,645	$ 13,006
CryoPort, Inc.(1)	3,246	55,993
Cytek Biosciences, Inc.(1)	10,009	85,477
Harvard Bioscience, Inc.(1)	3,230	17,733
MaxCyte, Inc.(1)	7,417	34,044
Mesa Laboratories, Inc.	404	51,914
NanoString Technologies, Inc.(1)	3,557	14,406
Nautilus Biotechnology, Inc.(1)	3,575	13,835
OmniAb, Inc.(1)	7,700	38,731
OmniAb, Inc. (earnout shares)(1)(4)	462	0
OmniAb, Inc. (earnout shares)(1)(4)	462	0
Pacific Biosciences of California, Inc.(1)	20,816	276,853
Quanterix Corp.(1)	2,909	65,598
Quantum-Si, Inc.(1)	6,850	12,262
Seer, Inc.(1)	3,915	16,717
SomaLogic, Inc.(1)(2)	11,224	25,927
		$ 850,981
Machinery — 3.5%
3D Systems Corp.(1)	10,534	$ 104,603
Alamo Group, Inc.	804	147,864
Albany International Corp., Class A	2,586	241,222
Astec Industries, Inc.	1,870	84,973
Barnes Group, Inc.	4,047	170,743
Berkshire Grey, Inc.(1)	3,661	5,162
Blue Bird Corp.(1)	1,311	29,471
Chart Industries, Inc.(1)(2)	3,433	548,559
CIRCOR International, Inc.(1)	1,454	82,078
Columbus McKinnon Corp.	2,183	88,739
Commercial Vehicle Group, Inc.(1)	2,653	29,448
Desktop Metal, Inc., Class A(1)	19,831	35,101
Douglas Dynamics, Inc.	1,737	51,902
Energy Recovery, Inc.(1)	4,602	128,626
Enerpac Tool Group Corp.	4,678	126,306
EnPro Industries, Inc.	1,732	231,274
ESCO Technologies, Inc.	2,062	213,685
Federal Signal Corp.	4,953	317,141
Franklin Electric Co., Inc.	3,817	392,769
Gencor Industries, Inc.(1)	870	13,555
Gorman-Rupp Co. (The)	1,774	51,144
Greenbrier Cos., Inc. (The)	2,388	102,923
Helios Technologies, Inc.	2,707	178,906
Hillenbrand, Inc.	5,708	292,706
Hillman Solutions Corp.(1)	14,259	128,474
Hyliion Holdings Corp.(1)(2)	9,193	15,352
Hyster-Yale Materials Handling, Inc.	806	45,007
John Bean Technologies Corp.	2,632	319,262

21
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Kadant, Inc.	932	$ 206,997
Kennametal, Inc.	6,410	181,980
Lindsay Corp.	855	102,036
Luxfer Holdings PLC	2,400	34,152
Manitowoc Co., Inc. (The)(1)	2,727	51,349
Mayville Engineering Co., Inc.(1)	912	11,363
Microvast Holdings, Inc.(1)	12,790	20,464
Miller Industries, Inc.	1,050	37,243
Mueller Industries, Inc.	4,632	404,281
Mueller Water Products, Inc., Class A	12,351	200,457
Nikola Corp.(1)(2)	49,033	67,666
Omega Flex, Inc.	248	25,737
Park-Ohio Holdings Corp.	693	13,167
Proterra, Inc.(1)(2)	16,583	19,900
Proto Labs, Inc.(1)	2,175	76,038
REV Group, Inc.	2,574	34,131
Shyft Group, Inc. (The)	2,714	59,871
SPX Technologies, Inc.(1)	3,648	309,971
Standex International Corp.	975	137,933
Tennant Co.	1,530	124,098
Terex Corp.	5,553	332,236
Titan International, Inc.(1)	3,959	45,449
Trinity Industries, Inc.	6,442	165,624
Velo3D, Inc.(1)	4,228	9,132
Wabash National Corp.	3,910	100,252
Watts Water Technologies, Inc., Class A	2,261	415,414
		$ 7,363,936
Marine Transportation — 0.2%
Costamare, Inc.	4,298	$ 41,562
Eagle Bulk Shipping, Inc.(2)	1,007	48,376
Eneti, Inc.	1,717	20,793
Genco Shipping & Trading, Ltd.	3,477	48,782
Golden Ocean Group, Ltd.	9,208	69,520
Himalaya Shipping, Ltd.(1)(2)	2,261	12,571
Matson, Inc.	2,897	225,184
Pangaea Logistics Solutions, Ltd.	3,008	20,364
Safe Bulkers, Inc.	4,225	13,774
		$ 500,926
Media — 0.7%
Advantage Solutions, Inc.(1)	5,990	$ 14,017
AMC Networks, Inc., Class A(1)	2,381	28,453
Boston Omaha Corp., Class A(1)	1,693	31,862
Cardlytics, Inc.(1)(2)	2,507	15,844
Clear Channel Outdoor Holdings, Inc.(1)(2)	28,478	39,015
Security	Shares	Value
Media (continued)
Daily Journal Corp.(1)	88	$ 25,457
Emerald Holding, Inc.(1)	1,289	5,285
Entravision Communications Corp., Class A	5,618	24,663
EW Scripps Co. (The), Class A(1)	4,675	42,776
Gambling.com Group, Ltd.(1)	651	6,666
Gannett Co., Inc.(1)	10,067	22,651
Gray Television, Inc.	6,701	52,804
iHeartMedia, Inc., Class A(1)	8,782	31,966
Integral Ad Science Holding Corp.(1)	2,999	53,922
John Wiley & Sons, Inc., Class A	3,384	115,158
Magnite, Inc.(1)	11,062	150,996
PubMatic, Inc., Class A(1)	3,572	65,296
Quotient Technology, Inc.(1)	7,590	29,146
Scholastic Corp.	2,334	90,769
Sinclair, Inc.(2)	3,125	43,188
Stagwell, Inc.(1)	8,940	64,457
TechTarget, Inc.(1)	2,150	66,929
TEGNA, Inc.	18,521	300,781
Thryv Holdings, Inc.(1)	2,561	63,001
Townsquare Media, Inc., Class A	965	11,493
Urban One, Inc., Class A(1)	621	3,720
Urban One, Inc., Class D(1)	900	5,400
WideOpenWest, Inc.(1)	4,110	34,688
		$ 1,440,403
Metals & Mining — 1.7%
5E Advanced Materials, Inc.(1)	2,423	$ 7,947
Alpha Metallurgical Resources, Inc.	1,071	176,029
Arconic Corp.(1)	7,934	234,688
ATI, Inc.(1)	10,658	471,403
Caledonia Mining Corp. PLC	1,356	15,757
Carpenter Technology Corp.	3,863	216,830
Century Aluminum Co.(1)	4,012	34,985
Coeur Mining, Inc.(1)	26,402	74,982
Commercial Metals Co.	9,682	509,854
Compass Minerals International, Inc.	2,622	89,148
Constellium SE(1)	10,463	179,964
Contango ORE, Inc.(1)	308	7,848
Dakota Gold, Corp.(1)	3,810	11,125
Ferroglobe Representation & Warranty Insurance Trust(5)	5,015	0
Haynes International, Inc.	1,062	53,971
Hecla Mining Co.	49,634	255,615
i-80 Gold Corp.(1)	15,953	35,894
Ivanhoe Electric, Inc./US(1)	4,608	60,088
Kaiser Aluminum Corp.	1,239	88,762
Materion Corp.	1,697	193,797
NioCorp Developments, Ltd.(1)	161	810

22
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Novagold Resources, Inc.(1)	19,333	$ 77,139
Olympic Steel, Inc.	846	41,454
Perpetua Resources Corp.(1)	3,119	11,447
Piedmont Lithium, Inc.(1)(2)	1,482	85,526
PolyMet Mining Corp.(1)	2,264	1,789
Ramaco Resources, Inc., Class A(2)	1,681	14,188
Ramaco Resources, Inc., Class B(1)	336	3,567
Ryerson Holding Corp.	1,861	80,730
Schnitzer Steel Industries, Inc., Class A	2,033	60,970
SunCoke Energy, Inc.	6,534	51,423
TimkenSteel Corp.(1)	3,716	80,154
Tredegar Corp.	2,145	14,307
Warrior Met Coal, Inc.	4,275	166,511
Worthington Industries, Inc.	2,545	176,801
		$ 3,585,503
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AFC Gamma, Inc.	969	$ 12,064
Angel Oak Mortgage, Inc.(2)	557	4,590
Apollo Commercial Real Estate Finance, Inc.	11,732	132,806
Arbor Realty Trust, Inc.(2)	14,834	219,840
Ares Commercial Real Estate Corp.(2)	4,025	40,854
ARMOUR Residential REIT, Inc.(2)	16,209	86,394
Blackstone Mortgage Trust, Inc., Class A(2)	13,838	287,969
BrightSpire Capital, Inc.	10,645	71,641
Chicago Atlantic Real Estate Finance, Inc.	1,352	20,483
Chimera Investment Corp.(2)	18,054	104,172
Claros Mortgage Trust, Inc.(2)	6,900	78,246
Dynex Capital, Inc.	4,237	53,344
Ellington Financial, Inc.(2)	5,093	70,283
Franklin BSP Realty Trust, Inc.	6,315	89,420
Granite Point Mortgage Trust, Inc.	4,738	25,111
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,550	213,750
Invesco Mortgage Capital, Inc.(2)	3,466	39,755
KKR Real Estate Finance Trust, Inc.	4,478	54,497
Ladder Capital Corp.	9,254	100,406
MFA Financial, Inc.	8,453	95,012
New York Mortgage Trust, Inc.	7,443	73,835
Nexpoint Real Estate Finance, Inc.	588	9,167
Orchid Island Capital, Inc.(2)	2,668	27,614
PennyMac Mortgage Investment Trust	6,900	93,012
Ready Capital Corp.	13,236	149,302
Redwood Trust, Inc.	9,115	58,062
TPG RE Finance Trust, Inc.	5,301	39,280
Two Harbors Investment Corp.	7,785	108,056
		$ 2,358,965
Security	Shares	Value
Multi-Utilities — 0.4%
Avista Corp.	6,235	$ 244,849
Black Hills Corp.	5,508	331,912
NorthWestern Corp.	4,974	282,324
Unitil Corp.	1,244	63,083
		$ 922,168
Office REITs — 0.7%
Brandywine Realty Trust	13,308	$ 61,882
City Office REIT, Inc.	3,686	20,531
Corporate Office Properties Trust	9,319	221,326
Douglas Emmett, Inc.(2)	14,052	176,634
Easterly Government Properties, Inc.	7,297	105,806
Equity Commonwealth	8,672	175,695
Hudson Pacific Properties, Inc.	11,413	48,163
JBG SMITH Properties	9,240	138,970
Office Properties Income Trust	3,755	28,914
Orion Office REIT, Inc.	4,280	28,291
Paramount Group, Inc.	14,640	64,855
Peakstone Realty Trust(2)	2,298	64,160
Piedmont Office Realty Trust, Inc., Class A	9,509	69,130
Postal Realty Trust, Inc., Class A(2)	1,548	22,771
SL Green Realty Corp.(2)	5,443	163,562
		$ 1,390,690
Oil, Gas & Consumable Fuels — 4.1%
Amplify Energy Corp.(1)(2)	2,675	$ 18,110
Arch Resources, Inc.	1,512	170,493
Ardmore Shipping Corp.	3,272	40,409
Berry Corp.	5,491	37,778
California Resources Corp.	5,869	265,807
Callon Petroleum Co.(1)	5,062	177,524
Centrus Energy Corp., Class A(1)	1,014	33,016
Chord Energy Corp.	3,403	523,381
Civitas Resources, Inc.	5,633	390,761
Clean Energy Fuels Corp.(1)	14,013	69,504
CNX Resources Corp.(1)	13,258	234,932
Comstock Resources, Inc.(2)	7,181	83,300
CONSOL Energy, Inc.	2,806	190,275
Crescent Energy Co., Class A(2)	3,134	32,656
CVR Energy, Inc.	2,315	69,357
Delek US Holdings, Inc.	5,349	128,109
Denbury, Inc.(1)	4,156	358,497
DHT Holdings, Inc.	11,353	96,841
Dorian LPG, Ltd.	2,343	60,098
Earthstone Energy, Inc., Class A(1)	4,719	67,434
Empire Petroleum Corp.(1)(2)	508	4,623

23
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Encore Energy Corp.(1)(2)	11,694	$ 28,183
Energy Fuels, Inc.(1)(2)	12,979	80,989
Enviva, Inc.	2,586	28,058
Equitrans Midstream Corp.	36,097	345,087
Evolution Petroleum Corp.	2,605	21,022
Excelerate Energy, Inc., Class A	1,391	28,279
Flex LNG, Ltd.	2,461	75,134
Gevo, Inc.(1)(2)	15,305	23,264
Golar LNG, Ltd.	8,372	168,863
Granite Ridge Resources, Inc.	2,146	14,228
Green Plains, Inc.(1)	4,805	154,913
Gulfport Energy Corp.(1)	893	93,827
Hallador Energy Co.(1)	1,886	16,163
HighPeak Energy, Inc.(2)	391	4,254
International Seaways, Inc.	3,357	128,372
Kinetik Holdings, Inc., Class A(2)	1,242	43,644
Kosmos Energy, Ltd.(1)	37,724	225,967
Magnolia Oil & Gas Corp., Class A	15,152	316,677
Matador Resources Co.	9,364	489,924
Murphy Oil Corp.	12,282	470,401
NACCO Industries, Inc., Class A	304	10,537
NextDecade Corp.(1)	2,319	19,039
Nordic American Tankers, Ltd.	15,546	57,054
Northern Oil and Gas, Inc.(2)	6,208	213,059
Overseas Shipholding Group, Inc., Class A(1)	4,767	19,878
Par Pacific Holdings, Inc.(1)	4,566	121,501
PBF Energy, Inc., Class A	9,509	389,298
Peabody Energy Corp.	10,298	223,055
Permian Resources Corp.	21,007	230,237
PrimeEnergy Resources Corp.(1)	61	5,614
REX American Resources Corp.(1)	1,323	46,054
Riley Exploration Permian, Inc.	821	29,326
Ring Energy, Inc.(1)	6,484	11,088
SandRidge Energy, Inc.	2,384	36,356
Scorpio Tankers, Inc.	4,354	205,639
SFL Corp., Ltd.	9,513	88,756
SilverBow Resources, Inc.(1)(2)	1,460	42,515
Sitio Royalties Corp., Class A	6,669	175,195
SM Energy Co.	9,921	313,801
Talos Energy, Inc.(1)	9,239	128,145
Teekay Corp.(1)	5,446	32,894
Teekay Tankers, Ltd., Class A	1,870	71,490
Tellurian, Inc.(1)(2)	38,270	53,961
Uranium Energy Corp.(1)(2)	28,242	96,023
VAALCO Energy, Inc.	8,034	30,208
Verde Clean Fuels, Inc.(1)	355	2,311
Vertex Energy, Inc.(1)	5,577	34,856
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.(1)(2)	1,280	$ 57,792
Vitesse Energy, Inc.	2,071	46,390
W&T Offshore, Inc.(1)	7,303	28,263
World Kinect Corp.	4,892	101,167
		$ 8,731,656
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,270	$ 39,776
Glatfelter Corp.	3,755	11,340
Sylvamo Corp.	2,841	114,919
		$ 166,035
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	1,306	$ 164,922
Blade Air Mobility, Inc.(1)	4,209	16,583
Frontier Group Holdings, Inc.(1)	2,730	26,399
Hawaiian Holdings, Inc.(1)	3,989	42,962
JetBlue Airways Corp.(1)	27,327	242,117
Joby Aviation, Inc.(1)	23,028	236,267
SkyWest, Inc.(1)	3,905	159,012
Spirit Airlines, Inc.	8,725	149,721
Sun Country Airlines Holdings, Inc.(1)	3,115	70,025
		$ 1,108,008
Personal Care Products — 0.8%
Beauty Health Co. (The)(1)(2)	7,481	$ 62,616
BellRing Brands, Inc.(1)	11,078	405,455
Edgewell Personal Care Co.	4,233	174,865
elf Beauty, Inc.(1)	4,150	474,055
Herbalife, Ltd.(1)	8,166	108,118
Inter Parfums, Inc.	1,517	205,144
Medifast, Inc.	852	78,520
Nature's Sunshine Products, Inc.(1)	1,018	13,896
Nu Skin Enterprises, Inc., Class A	3,897	129,380
Thorne HealthTech, Inc.(1)	519	2,439
USANA Health Sciences, Inc.(1)	927	58,438
Waldencast PLC, Class A(1)	1,655	12,793
		$ 1,725,719
Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc.(1)	5,169	$ 53,602
Amneal Pharmaceuticals, Inc.(1)	8,537	26,465
Amphastar Pharmaceuticals, Inc.(1)	3,073	176,605
Amylyx Pharmaceuticals, Inc.(1)	4,035	87,035
ANI Pharmaceuticals, Inc.(1)	1,020	54,907
Arvinas, Inc.(1)	3,892	96,599

24
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Assertio Holdings, Inc.(1)	4,559	$ 24,710
Atea Pharmaceuticals, Inc.(1)	5,064	18,939
Axsome Therapeutics, Inc.(1)(2)	2,717	195,244
Biote Corp., Class A(1)	1,156	7,815
Bright Green Corp.(1)	4,982	5,032
Cara Therapeutics, Inc.(1)(2)	3,311	9,370
Cassava Sciences, Inc.(1)(2)	3,000	73,560
Citius Pharmaceuticals, Inc.(1)(2)	10,148	12,178
Collegium Pharmaceutical, Inc.(1)	2,817	60,537
Corcept Therapeutics, Inc.(1)	6,913	153,814
CorMedix, Inc.(1)	3,685	14,611
Cymabay Therapeutics, Inc.(1)	8,100	88,695
DICE Therapeutics, Inc.(1)	3,199	148,626
Edgewise Therapeutics, Inc.(1)	2,990	23,172
Enliven Therapeutics, Inc.(1)	1,928	39,350
Evolus, Inc.(1)	2,529	18,386
Eyenovia, Inc.(1)	2,297	5,444
EyePoint Pharmaceuticals, Inc.(1)(2)	1,657	14,416
Harmony Biosciences Holdings, Inc.(1)	2,724	95,858
Harrow Health, Inc.(1)	2,147	40,879
Ikena Oncology, Inc.(1)	1,755	11,513
Innoviva, Inc.(1)	4,746	60,417
Intra-Cellular Therapies, Inc.(1)	7,738	489,970
Ligand Pharmaceuticals, Inc.(1)	1,377	99,282
Liquidia Corp.(1)	3,579	28,095
Longboard Pharmaceuticals, Inc.(1)	1,286	9,439
Marinus Pharmaceuticals, Inc.(1)	4,114	44,678
NGM Biopharmaceuticals, Inc.(1)	3,117	8,073
Nuvation Bio, Inc.(1)	8,729	15,712
Ocular Therapeutix, Inc.(1)	5,745	29,644
Omeros Corp.(1)	5,027	27,347
Optinose, Inc.(1)	6,021	7,406
Pacira BioSciences, Inc.(1)	3,762	150,743
Phathom Pharmaceuticals, Inc.(1)	1,588	22,740
Phibro Animal Health Corp., Class A	1,619	22,180
Pliant Therapeutics, Inc.(1)	4,666	84,548
Prestige Consumer Healthcare, Inc.(1)	3,986	236,888
Rain Oncology, Inc.(1)	1,403	1,684
Reata Pharmaceuticals, Inc., Class A(1)	2,360	240,626
Revance Therapeutics, Inc.(1)	6,889	174,361
Scilex Holding Co.(1)	5,205	28,991
scPharmaceuticals, Inc.(1)	2,385	24,303
SIGA Technologies, Inc.	3,774	19,059
Supernus Pharmaceuticals, Inc.(1)	4,059	122,014
Taro Pharmaceutical Industries Ltd.(1)	675	25,603
Tarsus Pharmaceuticals, Inc.(1)	1,947	35,182
Terns Pharmaceuticals, Inc.(1)	3,539	30,966
Security	Shares	Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.(1)(2)	4,637	$ 47,993
Theseus Pharmaceuticals, Inc.(1)	889	8,294
Third Harmonic Bio, Inc.(1)	1,010	4,858
Trevi Therapeutics, Inc.(1)	3,438	8,217
Ventyx Biosciences, Inc.(1)	3,865	126,772
Verrica Pharmaceuticals, Inc.(1)(2)	1,724	9,947
WaVe Life Sciences, Ltd.(1)	4,883	17,774
Xeris Biopharma Holdings, Inc.(1)	9,930	26,017
Zevra Therapeutics, Inc.(1)	2,864	14,606
		$ 3,861,791
Professional Services — 2.3%
Alight, Inc., Class A(1)	32,897	$ 303,968
ASGN, Inc.(1)	3,927	296,999
Asure Software, Inc.(1)	1,563	19,006
Barrett Business Services, Inc.	606	52,843
Blacksky Technology, Inc.(1)	9,762	21,672
CBIZ, Inc.(1)	3,836	204,382
Conduent, Inc.(1)	13,421	45,632
CRA International, Inc.	558	56,916
CSG Systems International, Inc.	2,496	131,639
ExlService Holdings, Inc.(1)	2,672	403,632
Exponent, Inc.	4,185	390,544
First Advantage Corp.(1)	4,254	65,554
FiscalNote Holdings, Inc.(1)	5,142	18,717
Forrester Research, Inc.(1)	966	28,101
Franklin Covey Co.(1)	1,007	43,986
Heidrick & Struggles International, Inc.	1,525	40,367
HireQuest, Inc.	443	11,531
HireRight Holdings Corp.(1)	1,733	19,600
Huron Consulting Group, Inc.(1)	1,577	133,903
IBEX Holdings, Ltd.(1)	718	15,243
ICF International, Inc.	1,547	192,431
Innodata, Inc.(1)	2,083	23,600
Insperity, Inc.	3,012	358,308
Kelly Services, Inc., Class A	2,680	47,195
Kforce, Inc.	1,567	98,188
Korn Ferry	4,165	206,334
Legalzoom.com, Inc.(1)	8,603	103,924
Maximus, Inc.	5,027	424,832
Mistras Group, Inc.(1)	1,720	13,279
NV5 Global, Inc.(1)	1,082	119,853
Planet Labs PBC(1)(2)	15,623	50,306
Red Violet, Inc.(1)(2)	711	14,625
Resources Connection, Inc.	2,400	37,704
Skillsoft Corp.(1)	6,088	7,549
Sterling Check Corp.(1)	1,796	22,019

25
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
TriNet Group, Inc.(1)	3,112	$ 295,547
TrueBlue, Inc.(1)	2,493	44,151
TTEC Holdings, Inc.	1,476	49,948
Upwork, Inc.(1)	10,224	95,492
Verra Mobility Corp.(1)	11,536	227,490
Willdan Group, Inc.(1)	898	17,206
		$ 4,754,216
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(1)(2)	112	$ 2,439
Anywhere Real Estate, Inc.(1)	9,326	62,298
Compass, Inc., Class A(1)	22,273	77,955
Cushman & Wakefield PLC(1)	13,724	112,262
DigitalBridge Group, Inc.(2)	13,370	196,673
Douglas Elliman, Inc.	5,914	13,128
eXp World Holdings, Inc.(2)	5,594	113,446
Forestar Group, Inc.(1)	1,430	32,246
FRP Holdings, Inc.(1)	588	33,851
Kennedy-Wilson Holdings, Inc.	9,451	154,335
Marcus & Millichap, Inc.	1,962	61,823
Maui Land & Pineapple Co., Inc.(1)	623	8,872
Newmark Group, Inc., Class A	11,087	68,961
Opendoor Technologies, Inc.(1)	45,090	181,262
RE / MAX Holdings, Inc., Class A	1,564	30,123
Redfin Corp.(1)(2)	8,784	109,097
RMR Group, Inc. (The), Class A	1,361	31,534
St. Joe Co. (The)	2,846	137,576
Stratus Properties, Inc.	442	11,603
Tejon Ranch Co.(1)	1,572	27,054
Transcontinental Realty Investors, Inc.(1)	94	3,443
		$ 1,469,981
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A	11,681	$ 99,522
BRT Apartments Corp.	682	13,504
Centerspace	1,249	76,639
Clipper Realty, Inc.	1,313	7,445
Elme Communities	7,263	119,404
Independence Realty Trust, Inc.	18,647	339,748
NexPoint Residential Trust, Inc.	1,745	79,362
UMH Properties, Inc.	4,546	72,645
Veris Residential, Inc.(1)	6,888	110,552
		$ 918,821
Retail REITs — 1.1%
Acadia Realty Trust	7,723	$ 111,134
Security	Shares	Value
Retail REITs (continued)
Alexander's, Inc.	184	$ 33,830
CBL & Associates Properties, Inc.(2)	1,997	44,014
Getty Realty Corp.	3,704	125,269
InvenTrust Properties Corp.	5,618	130,000
Kite Realty Group Trust	17,993	401,964
Macerich Co. (The)	17,238	194,272
Necessity Retail REIT, Inc. (The)	11,111	75,110
NETSTREIT Corp.	5,063	90,476
Phillips Edison & Co., Inc.(2)	9,750	332,280
Retail Opportunity Investments Corp.	10,172	137,424
RPT Realty	6,804	71,102
Saul Centers, Inc.	978	36,020
SITE Centers Corp.	15,588	206,073
Tanger Factory Outlet Centers, Inc.	8,444	186,359
Urban Edge Properties	9,495	146,508
Urstadt Biddle Properties, Inc., Class A	2,599	55,255
Whitestone REIT	3,231	31,341
		$ 2,408,431
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A(1)	3,596	$ 47,036
Aehr Test Systems(1)	2,137	88,151
Alpha & Omega Semiconductor, Ltd.(1)	1,700	55,760
Ambarella, Inc.(1)	3,017	252,432
Amkor Technology, Inc.	8,467	251,893
Atomera, Inc.(1)	1,466	12,857
Axcelis Technologies, Inc.(1)	2,693	493,708
CEVA, Inc.(1)	1,882	48,085
Cohu, Inc.(1)	3,858	160,339
Credo Technology Group Holding, Ltd.(1)	8,061	139,778
Diodes, Inc.(1)	3,732	345,173
FormFactor, Inc.(1)	6,193	211,924
Ichor Holdings, Ltd.(1)	2,200	82,500
Impinj, Inc.(1)	1,899	170,245
indie Semiconductor, Inc., Class A(1)	11,383	107,000
inTEST Corp.(1)	886	23,266
Kulicke & Soffa Industries, Inc.	4,586	272,638
MACOM Technology Solutions Holdings, Inc.(1)	4,493	294,426
Maxeon Solar Technologies, Ltd.(1)	2,084	58,685
MaxLinear, Inc.(1)	6,163	194,504
Navitas Semiconductor Corp.(1)	8,430	88,852
NVE Corp.	394	38,391
Onto Innovation, Inc.(1)	4,047	471,354
PDF Solutions, Inc.(1)	2,532	114,193
Photronics, Inc.(1)	5,045	130,111
Power Integrations, Inc.	4,695	444,476
Rambus, Inc.(1)	8,871	569,252

26
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(1)	5,065	$ 128,955
Silicon Laboratories, Inc.(1)	2,624	413,910
SiTime Corp.(1)	1,419	167,399
SkyWater Technology, Inc.(1)	616	5,803
SMART Global Holdings, Inc.(1)	3,784	109,774
Synaptics, Inc.(1)	3,262	278,510
Transphorm, Inc.(1)	1,608	5,467
Ultra Clean Holdings, Inc.(1)	3,675	141,341
Veeco Instruments, Inc.(1)	4,143	106,392
		$ 6,524,580
Software — 5.0%
8x8, Inc.(1)	8,347	$ 35,308
A10 Networks, Inc.	5,836	85,147
ACI Worldwide, Inc.(1)	9,006	208,669
Adeia, Inc.	8,231	90,623
Agilysys, Inc.(1)	1,551	106,461
Alarm.com Holdings, Inc.(1)	3,959	204,601
Alkami Technology, Inc.(1)	2,812	46,089
Altair Engineering, Inc., Class A(1)	4,439	336,654
American Software, Inc., Class A	2,770	29,113
Amplitude, Inc., Class A(1)	5,593	61,523
Appfolio, Inc., Class A(1)	1,551	266,989
Appian Corp., Class A(1)	3,390	161,364
Applied Digital Corp.(1)	5,205	48,667
Asana, Inc., Class A(1)	6,565	144,693
AvePoint, Inc.(1)(2)	12,666	72,956
Bit Digital, Inc.(1)	5,971	24,242
Blackbaud, Inc.(1)	3,599	256,177
Blackline, Inc.(1)	4,658	250,694
Box, Inc., Class A(1)	11,650	342,277
Braze, Inc., Class A(1)	2,852	124,889
C3.ai, Inc., Class A(1)(2)	4,846	176,540
Cerence, Inc.(1)	3,332	97,394
Cipher Mining, Inc.(1)(2)	2,930	8,380
Cleanspark, Inc.(1)(2)	5,717	24,526
Clear Secure, Inc., Class A	6,887	159,572
Commvault Systems, Inc.(1)	3,689	267,895
Consensus Cloud Solutions, Inc.(1)	1,504	46,624
CoreCard Corp.(1)	598	15,165
Couchbase, Inc.(1)	2,809	44,438
CS Disco, Inc.(1)	1,668	13,711
Digimarc Corp.(1)(2)	926	27,261
Digital Turbine, Inc.(1)	7,101	65,897
Domo, Inc., Class B(1)	2,113	30,977
E2open Parent Holdings, Inc.(1)(2)	15,369	86,066
Ebix, Inc.	2,269	57,179
Security	Shares	Value
Software (continued)
eGain Corp.(1)	1,491	$ 11,168
Enfusion, Inc., Class A(1)	1,682	18,872
EngageSmart, Inc.(1)	4,014	76,627
Envestnet, Inc.(1)	4,140	245,709
Everbridge, Inc.(1)	3,214	86,457
EverCommerce, Inc.(1)	2,327	27,552
Expensify, Inc., Class A(1)	4,561	36,397
ForgeRock, Inc., Class A(1)	3,513	72,157
Freshworks, Inc., Class A(1)	13,387	235,343
Instructure Holdings, Inc.(1)	1,314	33,060
Intapp, Inc.(1)	1,292	54,148
InterDigital, Inc.	2,203	212,700
Jamf Holding Corp.(1)	5,772	112,669
Kaltura, Inc.(1)	6,855	14,533
LivePerson, Inc.(1)	5,071	22,921
LiveRamp Holdings, Inc.(1)	5,104	145,770
LiveVox Holdings, Inc.(1)	1,668	4,587
Marathon Digital Holdings, Inc.(1)	13,908	192,765
Matterport, Inc.(1)	20,721	65,271
MeridianLink, Inc.(1)	2,169	45,115
MicroStrategy, Inc., Class A(1)	913	312,629
Mitek Systems, Inc.(1)	3,089	33,485
Model N, Inc.(1)	3,083	109,015
N-able, Inc.(1)	5,779	83,275
NextNav, Inc.(1)(2)	3,659	10,757
Olo, Inc., Class A(1)	8,544	55,194
ON24, Inc.	3,120	25,334
OneSpan, Inc.(1)	3,183	47,236
PagerDuty, Inc.(1)	6,920	155,562
PowerSchool Holdings, Inc., Class A(1)	4,631	88,637
Progress Software Corp.	3,596	208,928
PROS Holdings, Inc.(1)	3,693	113,744
Q2 Holdings, Inc.(1)	4,704	145,354
Qualys, Inc.(1)	3,033	391,773
Rapid7, Inc.(1)	4,958	224,498
Rimini Street, Inc.(1)	3,438	16,468
Riot Blockchain, Inc.(1)	13,209	156,130
Sapiens International Corp. NV	2,300	61,180
SEMrush Holdings, Inc., Class A(1)	2,588	24,767
SolarWinds Corp.(1)	3,622	37,162
SoundHound AI, Inc., Class A(1)	11,561	52,603
SoundThinking, Inc.(1)	604	13,203
Sprinklr, Inc., Class A(1)	7,187	99,396
Sprout Social, Inc., Class A(1)	3,947	182,194
SPS Commerce, Inc.(1)	2,987	573,683
Tenable Holdings, Inc.(1)	9,435	410,894
Terawulf, Inc.(1)	1,603	2,805

27
See Notes to Financial Statements.

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VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Varonis Systems, Inc.(1)	8,719	$ 232,361
Verint Systems, Inc.(1)	5,092	178,526
Veritone, Inc.(1)	2,028	7,950
Viant Technology, Inc., Class A(1)	874	4,029
Weave Communications, Inc.(1)	2,450	27,219
Workiva, Inc.(1)	4,041	410,808
Xperi, Inc.(1)	3,292	43,290
Yext, Inc.(1)	8,933	101,032
Zeta Global Holdings Corp., Class A(1)	11,088	94,692
Zuora, Inc., Class A(1)	9,630	105,641
		$ 10,574,036
Specialized REITs — 0.5%
Farmland Partners, Inc.(2)	4,178	$ 51,013
Four Corners Property Trust, Inc.	7,162	181,915
Gladstone Land Corp.(2)	2,444	39,764
Outfront Media, Inc.	12,195	191,705
PotlatchDeltic Corp.	6,539	345,586
Safehold, Inc.(2)	2,461	58,400
Uniti Group, Inc.	19,685	90,945
		$ 959,328
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(1)	2,081	$ 16,232
Aaron's Co., Inc. (The)	2,660	37,612
Abercrombie & Fitch Co., Class A(1)	4,034	152,001
Academy Sports & Outdoors, Inc.	6,060	327,543
American Eagle Outfitters, Inc.	15,100	178,180
America's Car-Mart, Inc.(1)	476	47,495
Arko Corp.	6,464	51,389
Asbury Automotive Group, Inc.(1)	1,779	427,707
BARK, Inc.(1)(2)	9,359	12,447
Big 5 Sporting Goods Corp.	1,632	14,949
Boot Barn Holdings, Inc.(1)	2,458	208,168
Buckle, Inc. (The)	2,524	87,330
Build-A-Bear Workshop, Inc.	1,064	22,791
Caleres, Inc.	2,732	65,377
Camping World Holdings, Inc., Class A	3,454	103,965
CarParts.com, Inc.(1)	3,715	15,789
Carvana Co.(1)	7,928	205,494
Cato Corp. (The), Class A	1,550	12,446
Chico's FAS, Inc.(1)	9,433	50,467
Children's Place, Inc. (The)(1)(2)	1,078	25,020
Designer Brands, Inc., Class A	4,336	43,794
Destination XL Group, Inc.(1)	4,482	21,962
Duluth Holdings, Inc., Class B(1)	634	3,982
Security	Shares	Value
Specialty Retail (continued)
Envela Corp.(1)	626	$ 4,607
EVgo, Inc.(1)	5,097	20,388
Foot Locker, Inc.(2)	6,786	183,968
Franchise Group, Inc.	1,878	53,786
Genesco, Inc.(1)	983	24,614
Group 1 Automotive, Inc.	1,130	291,653
GrowGeneration Corp.(1)	4,242	14,423
Guess?, Inc.	2,554	49,675
Haverty Furniture Cos., Inc.	1,371	41,432
Hibbett, Inc.	1,064	38,613
J Jill, Inc.(1)	376	8,058
Lands' End, Inc.(1)	1,134	8,800
Lazydays Holdings, Inc.(1)	1,046	12,092
Leslie's, Inc.(1)	14,676	137,808
MarineMax, Inc.(1)	1,632	55,749
Monro, Inc.	2,468	100,275
National Vision Holdings, Inc.(1)	6,417	155,869
ODP Corp. (The)(1)	2,832	132,594
OneWater Marine, Inc., Class A(1)(2)	953	34,537
Overstock.com, Inc.(1)	3,727	121,388
PetMed Express, Inc.	1,778	24,519
Rent the Runway, Inc., Class A(1)	3,536	7,001
Rent-A-Center, Inc.	4,554	141,766
Revolve Group, Inc.(1)(2)	3,096	50,774
Sally Beauty Holdings, Inc.(1)	8,868	109,520
Shoe Carnival, Inc.	1,384	32,496
Signet Jewelers, Ltd.	3,683	240,353
Sleep Number Corp.(1)	1,771	48,313
Sonic Automotive, Inc., Class A	1,296	61,780
Sportsman's Warehouse Holdings, Inc.(1)	3,542	20,189
Stitch Fix, Inc., Class A(1)	6,294	24,232
ThredUp, Inc., Class A(1)(2)	4,403	10,743
Tile Shop Holdings, Inc.(1)(2)	2,729	15,119
Tilly's, Inc., Class A(1)	1,890	13,249
Torrid Holdings, Inc.(1)(2)	979	2,751
Urban Outfitters, Inc.(1)	5,274	174,728
Warby Parker, Inc., Class A(1)	7,002	81,853
Winmark Corp.	214	71,149
Zumiez, Inc.(1)	1,173	19,542
		$ 4,772,546
Technology Hardware, Storage & Peripherals — 0.7%
Avid Technology, Inc.(1)	2,835	$ 72,293
CompoSecure, Inc.(1)	583	3,999
Corsair Gaming, Inc.(1)	2,874	50,985
CPI Card Group, Inc.(1)	351	8,161
Eastman Kodak Co.(1)	3,518	16,253

28
See Notes to Financial Statements.

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VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Immersion Corp.	2,586	$ 18,309
Intevac, Inc.(1)	2,108	7,905
IonQ, Inc.(1)	13,281	179,692
Super Micro Computer, Inc.(1)	3,773	940,420
Turtle Beach Corp.(1)	1,190	13,864
Xerox Holdings Corp.	9,151	136,258
		$ 1,448,139
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A(1)	7,078	$ 8,918
Fossil Group, Inc.(1)	3,623	9,311
G-III Apparel Group, Ltd.(1)	3,579	68,967
Hanesbrands, Inc.(2)	29,082	132,032
Kontoor Brands, Inc.	4,598	193,576
Movado Group, Inc.	1,238	33,215
Oxford Industries, Inc.	1,242	122,238
Rocky Brands, Inc.	588	12,348
Steven Madden, Ltd.	6,182	202,090
Vera Bradley, Inc.(1)	2,166	13,841
Wolverine World Wide, Inc.	6,377	93,678
		$ 890,214
Tobacco — 0.1%
Ispire Technology, Inc.(1)	225	$ 2,052
Turning Point Brands, Inc.	1,415	33,974
Universal Corp.	1,896	94,686
Vector Group, Ltd.	12,012	153,874
		$ 284,586
Trading Companies & Distributors — 1.9%
Alta Equipment Group, Inc.	1,505	$ 26,082
Applied Industrial Technologies, Inc.	3,189	461,863
Beacon Roofing Supply, Inc.(1)	4,075	338,143
BlueLinx Holdings, Inc.(1)	703	65,927
Boise Cascade Co.	3,282	296,529
Custom Truck One Source, Inc.(1)	4,543	30,620
Distribution Solutions Group, Inc.(1)	447	23,271
DXP Enterprises, Inc.(1)	1,272	46,314
EVI Industries, Inc.(1)	392	8,624
FTAI Aviation, Ltd.	8,226	260,435
GATX Corp.	2,935	377,852
Global Industrial Co.	1,000	27,770
GMS, Inc.(1)	3,435	237,702
H&E Equipment Services, Inc.	2,486	113,734
Herc Holdings, Inc.	2,336	319,682
Hudson Technologies, Inc.(1)	3,235	31,121
Security	Shares	Value
Trading Companies & Distributors (continued)
Karat Packaging, Inc.	359	$ 6,552
McGrath RentCorp	2,041	188,752
MRC Global, Inc.(1)	6,928	69,765
NOW, Inc.(1)	9,068	93,944
Rush Enterprises, Inc., Class A	3,431	208,399
Rush Enterprises, Inc., Class B	564	38,386
Textainer Group Holdings, Ltd.	3,483	137,161
Titan Machinery, Inc.(1)	1,521	44,869
Transcat, Inc.(1)	601	51,271
Triton International, Ltd.	4,443	369,924
Veritiv Corp.	1,043	131,011
Willis Lease Finance Corp.(1)	234	9,156
Xometry, Inc., Class A(1)	2,534	53,670
		$ 4,068,529
Water Utilities — 0.4%
American States Water Co.	3,062	$ 266,394
Artesian Resources Corp., Class A	703	33,195
Cadiz, Inc.(1)	3,349	13,597
California Water Service Group	4,635	239,305
Consolidated Water Co., Ltd.	1,242	30,094
Global Water Resources, Inc.	641	8,128
Middlesex Water Co.	1,398	112,763
Pure Cycle Corp.(1)	1,502	16,522
SJW Group	2,561	179,552
York Water Co. (The)	1,157	47,749
		$ 947,299
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	5,477	$ 93,164
Shenandoah Telecommunications Co.	3,920	76,165
Spok Holdings, Inc.	1,468	19,510
Telephone & Data Systems, Inc.	7,925	65,222
		$ 254,061
Total Common Stocks (identified cost $159,288,862)		$194,915,922

Exchange-Traded Funds — 4.5%

Security	Shares	Value
Equity Funds — 4.5%
iShares Russell 2000 ETF(2)	51,000	$ 9,550,770
Total Exchange-Traded Funds (identified cost $9,030,710)		$ 9,550,770

29
See Notes to Financial Statements.

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VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Miscellaneous — 0.0%

Security	Shares	Value
Biotechnology — 0.0%
Fresh Market, Inc., Escrow Certificates(1)(4)(5)	3,326	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,399
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$ 2,312
		$ 2,312
Paper & Forest Products — 0.0%(3)
Resolute Forest Products, Inc. CVR(1)(4)	3,447	$ 3,792
		$ 3,792
Total Rights (identified cost $8,284)		$ 16,503

Short-Term Investments — 6.8%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	5,196,819	$ 5,196,819
Total Affiliated Fund (identified cost $5,196,819)		$ 5,196,819
Securities Lending Collateral — 3.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	8,089,473	$ 8,089,473
Total Securities Lending Collateral (identified cost $8,089,473)		$ 8,089,473

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(8)	$1,000	$ 974,135
Total U.S. Treasury Obligations (identified cost $977,675)		$ 974,135
Total Short-Term Investments (identified cost $14,263,967)		$ 14,260,427
Total Investments — 103.7% (identified cost $182,591,823)		$218,743,622

Other Assets, Less Liabilities — (3.7)%	$ (7,812,072)
Net Assets — 100.0%	$ 210,931,550

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $20,089,074.
(3)	Amount is less than 0.05%.
(4)	Restricted security. Total market value of restricted securities amounts to $16,503, which represents less than 0.05% of the net assets of the Fund as of June 30, 2023.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

30
See Notes to Financial Statements.

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VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	63	Long	9/15/23	$5,996,655	$ 12,235
					$12,235
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$ 0
Flexion Therapeutics, Inc. CVR	11/22/21	2,312
Fresh Market, Inc., Escrow Certificates	7/20/22	0
GTx, Inc. CVR	6/10/19	117
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Radius Health, Inc. CVR	8/16/22	308
Resolute Forest Products, Inc. CVR	3/1/23	4,895
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
31
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $177,395,004) - including $20,089,074 of securities on loan	$ 213,546,803
Investments in securities of affiliated issuers, at value (identified cost $5,196,819)	5,196,819
Receivable for variation margin on open futures contracts	17,660
Cash	53,236
Receivable for investments sold	47,147
Receivable for capital shares sold	97,404
Dividends receivable	193,387
Dividends receivable - affiliated	37,853
Securities lending income receivable	18,599
Receivable from affiliate	43,626
Directors' deferred compensation plan	41,371
Total assets	$219,293,905
Liabilities
Payable for investments purchased	$ 23,216
Payable for capital shares redeemed	25,196
Deposits for securities loaned	8,089,473
Payable to affiliates:
Investment advisory fee	40,866
Administrative fee	20,161
Distribution fees	9,914
Sub-transfer agency fee	197
Directors' deferred compensation plan	41,371
Accrued expenses	111,961
Total liabilities	$ 8,362,355
Net Assets	$210,931,550
Sources of Net Assets
Paid-in capital	$ 167,519,188
Distributable earnings	43,412,362
Net Assets	$210,931,550
Class I Shares
Net Assets	$ 147,104,741
Shares Outstanding	1,972,614
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 74.57
Class F Shares
Net Assets	$ 63,826,809
Shares Outstanding	864,732
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 73.81
32
See Notes to Financial Statements.

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VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $1,967)	$ 1,582,717
Dividend income - affiliated issuers	162,788
Interest income	23,765
Securities lending income, net	104,223
Total investment income	$ 1,873,493
Expenses
Investment advisory fee	$ 247,131
Administrative fee	118,623
Distribution fees:
Class F	56,677
Directors' fees and expenses	8,521
Custodian fees	2,875
Transfer agency fees and expenses	86,033
Accounting fees	24,029
Professional fees	25,052
Reports to shareholders	5,984
Licensing fees	48,339
Miscellaneous	13,822
Total expenses	$ 637,086
Waiver and/or reimbursement of expenses by affiliates	$ (200,311)
Net expenses	$ 436,775
Net investment income	$ 1,436,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 2,952,253
Futures contracts	(175,535)
Net realized gain	$ 2,776,718
Change in unrealized appreciation (depreciation):
Investment securities	$ 10,641,895
Futures contracts	322,275
Net change in unrealized appreciation (depreciation)	$10,964,170
Net realized and unrealized gain	$13,740,888
Net increase in net assets from operations	$15,177,606
33
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,436,718	$ 2,380,173
Net realized gain	2,776,718	614,144
Net change in unrealized appreciation (depreciation)	10,964,170	(53,738,130)
Net increase (decrease) in net assets from operations	$ 15,177,606	$ (50,743,813)
Distributions to shareholders:
Class I	$ —	$ (16,814,597)
Class F	—	(6,372,934)
Total distributions to shareholders	$ —	$ (23,187,531)
Capital share transactions:
Class I	$ (3,070,512)	$ 9,942,451
Class F	5,019,664	10,151,251
Net increase in net assets from capital share transactions	$ 1,949,152	$ 20,093,702
Net increase (decrease) in net assets	$ 17,126,758	$ (53,837,642)
Net Assets
At beginning of period	$ 193,804,792	$ 247,642,434
At end of period	$210,931,550	$193,804,792
34
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Financial Highlights

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 69.08	$ 99.34	$ 89.92	$ 80.81	$ 71.03	$ 84.82
Income (Loss) From Operations
Net investment income(1)	$ 0.54	$ 0.97	$ 0.82	$ 0.79	$ 0.90	$ 0.98
Net realized and unrealized gain (loss)	4.95	(21.79)	12.22	13.71	15.99	(9.44)
Total income (loss) from operations	$ 5.49	$ (20.82)	$ 13.04	$ 14.50	$ 16.89	$ (8.46)
Less Distributions
From net investment income	$ —	$ (0.70)	$ (0.77)	$ (0.82)	$ (0.77)	$ (0.96)
From net realized gain	—	(8.74)	(2.85)	(4.57)	(6.34)	(4.37)
Total distributions	$ —	$ (9.44)	$ (3.62)	$ (5.39)	$ (7.11)	$ (5.33)
Net asset value — End of period	$ 74.57	$ 69.08	$ 99.34	$ 89.92	$ 80.81	$ 71.03
Total Return(2)	7.95% (3)	(20.52)%	14.53%	19.64%	25.08%	(11.23)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,105	$139,281	$183,595	$168,541	$154,335	$127,473
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59% (5)	0.57%	0.57%	0.59%	0.58%	0.59%
Net expenses	0.38% (5)(6)	0.39% (6)	0.39%	0.39%	0.39%	0.38%
Net investment income	1.51% (5)	1.19%	0.81%	1.08%	1.13%	1.13%
Portfolio Turnover	10% (3)	15%	19%	16%	15%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
35
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 68.45	$ 98.73	$ 89.56	$ 80.67	$ 71.07	$ 85.07
Income (Loss) From Operations
Net investment income(1)	$ 0.46	$ 0.82	$ 0.62	$ 0.64	$ 0.73	$ 0.77
Net realized and unrealized gain (loss)	4.90	(21.66)	12.17	13.64	15.98	(9.44)
Total income (loss) from operations	$ 5.36	$ (20.84)	$ 12.79	$ 14.28	$ 16.71	$ (8.67)
Less Distributions
From net investment income	$ —	$ (0.70)	$ (0.77)	$ (0.82)	$ (0.77)	$ (0.96)
From net realized gain	—	(8.74)	(2.85)	(4.57)	(6.34)	(4.37)
Total distributions	$ —	$ (9.44)	$ (3.62)	$ (5.39)	$ (7.11)	$ (5.33)
Net asset value — End of period	$ 73.81	$ 68.45	$ 98.73	$ 89.56	$ 80.67	$ 71.07
Total Return(2)	7.83% (3)	(20.67)%	14.30%	19.40%	24.82%	(11.46)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,827	$54,524	$64,047	$49,261	$43,233	$30,499
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79% (5)	0.77%	0.77%	0.79%	0.78%	0.79%
Net expenses	0.58% (5)(6)	0.59% (6)	0.59%	0.59%	0.60%	0.63%
Net investment income	1.32% (5)	1.01%	0.62%	0.88%	0.92%	0.89%
Portfolio Turnover	10% (3)	15%	19%	16%	15%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
36
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
37

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 194,915,922(2)	$ 0	$ —	$ 194,915,922
Exchange-Traded Funds	9,550,770	—	—	9,550,770
Miscellaneous	—	—	0	0
Rights	3,792	—	12,711	16,503
Short-Term Investments:
Affiliated Fund	5,196,819	—	—	5,196,819
Securities Lending Collateral	8,089,473	—	—	8,089,473
U.S. Treasury Obligations	—	974,135	—	974,135
Total Investments	$217,756,776	$974,135	$12,711	$218,743,622
Futures Contracts	$ 12,235	$ —	$ —	$ 12,235
Total	$217,769,011	$974,135	$12,711	$218,755,857

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2023 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are
38

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $247,131.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $5,426 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $194,885.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $118,623.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $56,677 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $452 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal
39

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $85,238, of which $31,839 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,250.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $25,052,380 and $19,509,356, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$182,363,398
Gross unrealized appreciation	$ 68,275,132
Gross unrealized depreciation	(31,882,673)
Net unrealized appreciation	$ 36,392,459
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$12,235 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (175,535)	$ 322,275
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2023 was approximately $7,437,000.
40

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan was $20,089,074 and the total value of collateral received was $20,683,536, comprised of cash of $8,089,473 and U.S. government and/or agencies securities of $12,594,063.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 5,740,225	$ —	$ —	$ —	$ 5,740,225
Exchange-Traded Funds	2,320,860	—	—	—	2,320,860
Rights	28,388	—	—	—	28,388
Total	$8,089,473	$ —	$ —	$ —	$8,089,473
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
41

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,196,819, which represents 2.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,303,821	$19,401,969	$(21,508,971)	$ —	$ —	$5,196,819	$162,788	5,196,819
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	75,601	$ 5,406,490	153,428	$ 12,605,440
Reinvestment of distributions	—	—	254,960	16,814,597
Shares redeemed	(119,084)	(8,477,002)	(240,367)	(19,477,586)
Net increase (decrease)	(43,483)	$ (3,070,512)	168,021	$ 9,942,451
Class F
Shares sold	170,433	$12,359,035	189,192	$ 15,123,430
Reinvestment of distributions	—	—	97,490	6,372,934
Shares redeemed	(102,304)	(7,339,371)	(138,775)	(11,345,113)
Net increase	68,129	$ 5,019,664	147,907	$ 10,151,251
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP owned 43.3% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 34.3%.
42

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
43

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Russell 2000® Small Cap Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022. This performance data indicated that the Fund had underperformed the median of its peer universe and the index it is designed to track for the one-, three- and five-year periods ended December 31, 2022. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
44

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
45

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
46

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
47

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

48

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
49

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24226     6.30.23

Calvert
VP EAFE International Index Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP EAFE International Index Portfolio

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	11.86%	18.33%	4.21%	4.91%
Class F at NAV	12/17/2007	11/12/2002	11.75	18.10	4.00	4.68

MSCI EAFE Index	—	—	11.67%	18.77%	4.39%	5.41%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.72%	0.92%
Net	0.48	0.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Nestle S.A.	2.1%
ASML Holding NV	1.9
Novo Nordisk A/S, Class B	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.7
AstraZeneca PLC	1.4
Roche Holding AG PC	1.4
Novartis AG	1.3
Shell PLC	1.3
Toyota Motor Corp.	1.1
HSBC Holdings PLC	1.0
Total	14.9%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,118.60	$2.52 **	0.48%
Class F	$1,000.00	$1,117.50	$3.57 **	0.68%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41 **	0.48%
Class F	$1,000.00	$1,021.42	$3.41 **	0.68%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 7.2%
Ampol, Ltd.	1,867	$ 37,296
ANZ Group Holdings, Ltd.	23,902	378,363
APA Group	9,428	60,999
Aristocrat Leisure, Ltd.	4,758	123,103
ASX, Ltd.(1)	1,628	68,511
Aurizon Holdings, Ltd.	13,234	34,623
BHP Group, Ltd.	40,811	1,226,858
BlueScope Steel, Ltd.	3,687	50,743
Brambles, Ltd.	11,380	109,425
Cochlear, Ltd.	569	87,175
Coles Group, Ltd.	11,225	137,831
Commonwealth Bank of Australia	13,602	910,610
Computershare, Ltd.(1)	4,363	68,089
CSL, Ltd.	3,886	719,605
Dexus	9,086	47,318
EBOS Group, Ltd.	1,272	28,740
Endeavour Group, Ltd.(1)	12,926	54,401
Fortescue Metals Group, Ltd.(1)	13,961	207,163
Goodman Group	13,552	182,177
GPT Group (The)	14,328	39,647
IDP Education, Ltd.(1)	2,385	35,319
IGO, Ltd.(1)	5,034	51,381
Insurance Australia Group, Ltd.	18,559	70,578
Lendlease Corp., Ltd.(1)	5,044	26,170
Lottery Corp., Ltd. (The)	19,080	65,411
Macquarie Group, Ltd.	2,951	351,133
Medibank Private, Ltd.	21,199	49,796
Mineral Resources, Ltd.(1)	1,488	71,264
Mirvac Group(1)	32,152	48,553
National Australia Bank, Ltd.	25,019	440,031
Newcrest Mining, Ltd.	7,501	133,806
Northern Star Resources, Ltd.	9,479	77,224
Orica, Ltd.	3,401	33,693
Origin Energy, Ltd.	14,121	79,368
Pilbara Minerals, Ltd.(1)	22,929	75,360
Qantas Airways, Ltd.(2)	7,283	30,182
QBE Insurance Group, Ltd.	11,557	120,665
Ramsay Health Care, Ltd.(1)	1,442	54,176
REA Group, Ltd.(1)	379	36,408
Reece, Ltd.(1)	1,462	18,213
Rio Tinto, Ltd.	2,991	229,050
Santos, Ltd.	27,288	136,535
Scentre Group	41,355	73,137
SEEK, Ltd.(1)	2,474	36,142
Sonic Healthcare, Ltd.	3,588	85,329
Security	Shares	Value
Australia (continued)
South32, Ltd.	38,956	$ 98,075
Stockland	19,317	51,930
Suncorp Group, Ltd.	10,030	90,122
Telstra Group, Ltd.	33,004	94,679
Transurban Group(1)	24,568	233,921
Treasury Wine Estates, Ltd.	6,545	49,082
Vicinity, Ltd.	36,142	44,510
Washington H. Soul Pattinson & Co., Ltd.(1)	1,836	38,976
Wesfarmers, Ltd.	9,074	299,164
Westpac Banking Corp.	28,156	400,902
WiseTech Global, Ltd.	1,243	66,672
Woodside Energy Group, Ltd.	15,407	356,388
Woolworths Group, Ltd.	9,950	263,638
		$ 9,089,660
Austria — 0.2%
Erste Group Bank AG	2,695	$ 94,535
OMV AG	1,089	46,241
Verbund AG	502	40,273
voestalpine AG	996	35,793
		$ 216,842
Belgium — 0.8%
Ageas S.A./NV	1,339	$ 54,282
Anheuser-Busch InBev S.A./NV	6,944	393,568
D'Ieteren Group	195	34,512
Elia Group S.A./NV	260	33,034
Groupe Bruxelles Lambert NV	804	63,382
KBC Group NV	2,053	143,301
Sofina S.A.(1)	105	21,769
Solvay S.A.	606	67,763
UCB S.A.	1,015	89,988
Umicore S.A.	1,766	49,376
Warehouses De Pauw CVA	1,168	32,077
		$ 983,052
Denmark — 3.0%
AP Moller - Maersk A/S, Class A	29	$ 50,567
AP Moller - Maersk A/S, Class B	40	70,330
Carlsberg A/S, Class B	791	126,664
Chr. Hansen Holding A/S	842	58,535
Coloplast A/S, Class B	971	121,507
Danske Bank A/S(2)	5,815	141,633
Demant A/S(2)	798	33,777
DSV A/S	1,506	316,322
Genmab A/S(2)	534	202,363
Novo Nordisk A/S, Class B	13,336	2,154,293

6
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
Novozymes A/S, Class B	1,592	$ 74,281
Orsted A/S(3)	1,477	140,023
Pandora A/S	799	71,416
ROCKWOOL International A/S, Class B	61	15,775
Tryg A/S	2,723	58,969
Vestas Wind Systems A/S(2)	8,286	220,303
		$ 3,856,758
Finland — 1.1%
Elisa Oyj	1,214	$ 64,809
Fortum Oyj	3,326	44,510
Kesko Oyj, Class B	2,174	40,941
Kone Oyj, Class B	2,655	138,709
Metso Oyj	5,202	62,771
Neste Oyj	3,509	135,108
Nokia Oyj	43,400	181,840
Nordea Bank Abp	25,708	280,029
Orion Oyj, Class B	819	33,989
Sampo Oyj, Class A	3,834	172,194
Stora Enso Oyj, Class R	4,366	50,654
UPM-Kymmene Oyj	4,456	132,775
Wartsila Oyj Abp(1)	3,830	43,187
		$ 1,381,516
France — 11.5%
Accor S.A.	1,612	$ 59,985
Aeroports de Paris	234	33,624
Air Liquide S.A.	4,251	762,353
Alstom S.A.	2,516	75,104
Amundi S.A.(3)	448	26,467
ArcelorMittal S.A.	4,094	111,701
Arkema S.A.	475	44,791
AXA S.A.	14,779	436,739
BioMerieux	321	33,704
BNP Paribas S.A.	9,039	570,415
Bollore SE	8,181	51,019
Bouygues S.A.	1,786	59,998
Bureau Veritas S.A.	2,318	63,594
Capgemini SE	1,304	246,903
Carrefour S.A.	4,895	92,764
Cie de Saint-Gobain	3,873	235,813
Cie Generale des Etablissements Michelin SCA	5,629	166,513
Covivio S.A.	345	16,298
Credit Agricole S.A.	10,309	122,408
Danone S.A.	5,174	317,080
Dassault Aviation S.A.	234	46,882
Dassault Systemes SE	5,280	233,962
Security	Shares	Value
France (continued)
Edenred	1,978	$ 132,495
Eiffage S.A.	595	62,123
Engie S.A.	14,703	244,848
EssilorLuxottica S.A.	2,378	448,420
Eurazeo SE	290	20,418
Eurofins Scientific SE	1,066	67,742
Gecina S.A.	366	39,044
Getlink SE	2,611	44,434
Hermes International	253	549,951
Ipsen S.A.	305	36,715
Kering S.A.	597	329,663
Klepierre S.A.	1,541	38,285
La Francaise des Jeux SAEM(3)	1,007	39,634
Legrand S.A.	2,200	218,248
L'Oreal S.A.	1,957	912,894
LVMH Moet Hennessy Louis Vuitton SE	2,224	2,097,037
Orange S.A.	15,082	176,255
Pernod Ricard S.A.	1,685	372,342
Publicis Groupe S.A.	1,861	149,357
Remy Cointreau S.A.	202	32,425
Renault S.A.	1,531	64,598
Safran S.A.	2,735	428,601
Sanofi	9,198	990,218
Sartorius Stedim Biotech	241	60,191
Schneider Electric SE	4,407	800,649
SEB S.A.	192	19,856
Societe Generale S.A.	5,862	152,449
Sodexo S.A.	722	79,505
Teleperformance	483	81,025
Thales S.A.	834	124,957
TotalEnergies SE	19,169	1,100,389
Unibail-Rodamco-Westfield (2)	996	52,533
Valeo	1,737	37,327
Veolia Environnement S.A.	5,657	179,075
Vinci S.A.	4,309	500,686
Vivendi SE	5,507	50,557
Wendel SE	198	20,336
Worldline S.A.(2)(3)	1,885	69,029
		$ 14,632,428
Germany — 8.5%
adidas AG	1,324	$ 257,026
Allianz SE	3,275	762,825
BASF SE	7,111	345,475
Bayer AG	7,832	433,541
Bayerische Motoren Werke AG	2,641	324,862
Bayerische Motoren Werke AG, PFC Shares	507	57,775

7
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Bechtle AG	660	$ 26,210
Beiersdorf AG	856	113,355
Brenntag SE	1,250	97,523
Carl Zeiss Meditec AG	333	36,012
Commerzbank AG	8,227	91,203
Continental AG	934	70,564
Covestro AG(2)(3)	1,454	75,656
Daimler Truck Holding AG	4,152	149,647
Delivery Hero SE(2)(3)	1,553	68,518
Deutsche Bank AG	15,186	159,647
Deutsche Boerse AG	1,516	279,875
Deutsche Lufthansa AG(2)	4,675	47,935
Deutsche Post AG	8,010	391,387
Deutsche Telekom AG	26,357	575,070
Dr. Ing. h.c. F. Porsche AG(3)	960	119,260
E.ON SE	18,420	235,305
Evonik Industries AG	1,690	32,203
Fresenius Medical Care AG & Co. KGaA	1,614	77,135
Fresenius SE & Co. KGaA	3,627	100,601
GEA Group AG	1,175	49,193
Hannover Rueck SE	494	104,875
Heidelberg Materials AG	1,195	98,275
HelloFresh SE(2)	1,318	32,598
Henkel AG & Co. KGaA	927	65,255
Henkel AG & Co. KGaA, PFC Shares	1,295	103,569
Infineon Technologies AG	10,564	435,049
Knorr-Bremse AG	597	45,637
LEG Immobilien SE(2)	523	30,176
Mercedes-Benz Group AG	6,920	557,000
Merck KGaA	1,053	174,303
MTU Aero Engines AG	453	117,494
Muenchener Rueckversicherungs-Gesellschaft AG	1,121	420,838
Nemetschek SE	486	36,283
Porsche Automobil Holding SE, PFC Shares(2)	1,286	77,507
Puma SE	797	48,027
Rational AG	41	29,688
Rheinmetall AG	337	92,322
RWE AG	5,147	224,287
SAP SE	8,412	1,149,142
Sartorius AG, PFC Shares	203	70,331
Scout24 SE(3)	615	38,970
Siemens AG	6,123	1,020,709
Siemens Energy AG(2)	4,007	70,851
Siemens Healthineers AG(3)	2,214	125,479
Symrise AG	1,056	110,724
Talanx AG	538	30,887
Telefonica Deutschland Holding AG	7,582	21,340
Security	Shares	Value
Germany (continued)
Volkswagen AG	250	$ 41,787
Volkswagen AG, PFC Shares	1,745	234,655
Vonovia SE	5,536	108,116
Wacker Chemie AG	155	21,293
Zalando SE(2)(3)	1,718	49,546
		$ 10,764,816
Hong Kong — 2.5%
AIA Group, Ltd.	93,766	$ 952,334
BOC Hong Kong Holdings, Ltd.	28,956	88,702
Budweiser Brewing Co. APAC, Ltd.(3)	15,900	41,144
CK Asset Holdings, Ltd.	16,209	90,069
CK Hutchison Holdings, Ltd.	20,847	127,236
CK Infrastructure Holdings, Ltd.	5,604	29,724
CLP Holdings, Ltd.	12,622	98,308
ESR Group, Ltd.(3)	17,000	29,278
Futu Holdings, Ltd. ADR(1)(2)	406	16,134
Galaxy Entertainment Group, Ltd.(2)	16,913	107,748
Hang Lung Properties, Ltd.	14,000	21,665
Hang Seng Bank, Ltd.	6,040	86,104
Henderson Land Development Co., Ltd.	11,806	35,158
HKT Trust & HKT, Ltd.	32,020	37,283
Hong Kong & China Gas Co., Ltd.	96,675	83,720
Hong Kong Exchanges & Clearing, Ltd.	9,606	363,962
Hongkong Land Holdings, Ltd.	9,294	36,342
Jardine Matheson Holdings, Ltd.	1,219	61,816
Link REIT	19,689	109,611
MTR Corp., Ltd.	12,481	57,457
New World Development Co., Ltd.	12,107	29,923
Power Assets Holdings, Ltd.	11,042	57,965
Sands China, Ltd.(2)	19,483	66,724
Sino Land Co., Ltd.	29,433	36,235
SITC International Holdings Co., Ltd.	10,000	18,312
Sun Hung Kai Properties, Ltd.	12,152	153,536
Swire Pacific, Ltd., Class A	3,037	23,332
Swire Properties, Ltd.	8,529	21,014
Techtronic Industries Co., Ltd.	11,525	126,033
WH Group, Ltd.(3)	64,733	34,475
Wharf Real Estate Investment Co., Ltd.	13,118	65,818
Xinyi Glass Holdings, Ltd.	14,000	21,886
		$ 3,129,048
Ireland — 1.1%
AIB Group PLC	10,251	$ 43,142
Bank of Ireland Group PLC	9,205	87,884
CRH PLC	6,020	332,108
DCC PLC	788	44,082

8
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland (continued)
Experian PLC	7,471	$ 286,744
Flutter Entertainment PLC(2)	1,424	286,595
James Hardie Industries PLC CDI(2)	3,387	90,352
Kerry Group PLC, Class A	1,337	130,495
Kingspan Group PLC	1,176	78,279
Smurfit Kappa Group PLC	2,162	72,157
		$ 1,451,838
Israel — 0.6%
Azrieli Group, Ltd.	315	$ 17,796
Bank Hapoalim B.M.	10,120	83,455
Bank Leumi Le-Israel B.M.	12,248	91,782
Check Point Software Technologies, Ltd.(2)	742	93,210
CyberArk Software, Ltd.(2)	327	51,120
Elbit Systems, Ltd.	215	45,002
ICL Group, Ltd.	5,687	31,215
Israel Discount Bank, Ltd., Class A	9,975	49,833
Mizrahi Tefahot Bank, Ltd.	1,288	43,070
Monday.com, Ltd.(2)	159	27,224
Nice, Ltd.(2)	538	110,730
Teva Pharmaceutical Industries, Ltd. ADR(2)	8,820	66,415
Tower Semiconductor, Ltd.(2)	851	31,435
Wix.com, Ltd.(2)	433	33,878
		$ 776,165
Italy — 2.1%
Amplifon SpA(1)	989	$ 36,276
Assicurazioni Generali SpA	8,185	166,450
Davide Campari-Milano NV(1)	3,884	53,829
DiaSorin SpA(1)	212	22,084
Enel SpA	66,362	447,441
Eni SpA	18,854	271,429
Ferrari NV	1,010	330,217
FinecoBank Banca Fineco SpA(1)	4,632	62,350
Infrastrutture Wireless Italiane SpA(3)	2,913	38,452
Intesa Sanpaolo SpA	130,147	341,213
Mediobanca Banca di Credito Finanziario SpA(1)	4,446	53,230
Moncler SpA	1,629	112,707
Nexi SpA(1)(2)(3)	4,211	33,039
Poste Italiane SpA(1)(3)	4,086	44,263
Prysmian SpA(1)	1,988	83,146
Recordati Industria Chimica e Farmaceutica SpA	757	36,164
Snam SpA(1)	15,969	83,460
Telecom Italia SpA(1)(2)	67,396	19,001
Tenaris S.A.	3,576	53,494
Terna - Rete Elettrica Nazionale	11,126	94,895
Security	Shares	Value
Italy (continued)
UniCredit SpA	14,625	$ 340,083
		$ 2,723,223
Japan — 22.4%
Advantest Corp.	1,600	$ 215,494
Aeon Co., Ltd.	5,248	107,461
AGC, Inc.(1)	1,556	55,978
Aisin Corp.	1,252	38,663
Ajinomoto Co., Inc.	3,699	147,356
ANA Holdings, Inc.(2)	1,383	32,943
Asahi Group Holdings, Ltd.(1)	3,815	148,021
Asahi Intecc Co., Ltd.	1,600	31,501
Asahi Kasei Corp.	10,370	70,216
Astellas Pharma, Inc.	14,301	212,977
Azbil Corp.	1,000	31,650
Bandai Namco Holdings, Inc.	5,111	118,357
BayCurrent Consulting, Inc.	1,000	37,602
Bridgestone Corp.(1)	4,484	184,210
Brother Industries, Ltd.	1,905	27,883
Canon, Inc.(1)	8,000	210,293
Capcom Co., Ltd.	1,400	55,497
Central Japan Railway Co.	1,159	145,213
Chiba Bank, Ltd. (The)	4,141	25,112
Chubu Electric Power Co., Inc.	5,269	64,279
Chugai Pharmaceutical Co., Ltd.(1)	5,446	155,097
Concordia Financial Group, Ltd.	8,031	31,400
CyberAgent, Inc.(1)	3,200	23,393
Dai Nippon Printing Co., Ltd.(1)	1,905	54,113
Daifuku Co., Ltd.	2,400	49,430
Dai-ichi Life Insurance Co., Ltd.	7,713	146,700
Daiichi Sankyo Co., Ltd.	14,800	470,259
Daikin Industries, Ltd.	2,158	442,186
Daito Trust Construction Co., Ltd.	516	52,274
Daiwa House Industry Co., Ltd.	4,732	125,029
Daiwa House REIT Investment Corp.	16	30,678
Daiwa Securities Group, Inc.	10,025	51,659
Denso Corp.	3,534	238,376
Dentsu Group, Inc.(1)	1,805	59,361
Disco Corp.	800	126,837
East Japan Railway Co.	2,350	130,316
Eisai Co., Ltd.	2,051	139,005
ENEOS Holdings, Inc.	24,238	83,311
FANUC Corp.	7,810	274,175
Fast Retailing Co., Ltd.	1,400	359,065
Fuji Electric Co., Ltd.	1,041	45,830
FUJIFILM Holdings Corp.	2,927	174,400
Fujitsu, Ltd.	1,452	188,009

9
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
GLP J-REIT	42	$ 41,427
GMO Payment Gateway, Inc.	300	23,532
Hakuhodo DY Holdings, Inc.	1,578	16,657
Hamamatsu Photonics K.K.	1,151	56,506
Hankyu Hanshin Holdings, Inc.	1,862	61,565
Hikari Tsushin, Inc.	219	31,433
Hirose Electric Co., Ltd.	242	32,218
Hitachi Construction Machinery Co., Ltd.	796	22,382
Hitachi, Ltd.	7,584	471,547
Honda Motor Co., Ltd.	12,301	372,645
Hoshizaki Corp.(1)	1,032	37,052
HOYA Corp.	2,923	349,784
Hulic Co., Ltd.(1)	3,540	30,332
Ibiden Co., Ltd.	1,000	56,897
Idemitsu Kosan Co., Ltd.	1,684	33,789
Iida Group Holdings Co., Ltd.	1,100	18,589
INPEX Corp.(1)	8,091	88,891
Isuzu Motors, Ltd.	4,355	52,832
ITOCHU Corp.	9,548	379,261
Itochu Techno-Solutions Corp.	700	17,738
Japan Airlines Co., Ltd.	1,320	28,622
Japan Exchange Group, Inc.	4,118	72,059
Japan Metropolitan Fund Investment Corp.	59	39,476
Japan Post Bank Co., Ltd.	12,600	98,258
Japan Post Holdings Co., Ltd.	17,000	122,183
Japan Post Insurance Co., Ltd.	1,800	27,052
Japan Real Estate Investment Corp.	10	38,056
Japan Tobacco, Inc.(1)	9,734	213,233
JFE Holdings, Inc.	4,225	60,403
JSR Corp.	1,459	41,926
Kajima Corp.	3,581	54,068
Kansai Electric Power Co., Inc. (The)	5,278	66,220
Kao Corp.(1)	3,801	137,938
Kawasaki Kisen Kaisha, Ltd.(1)	1,200	29,424
KDDI Corp.	11,967	369,578
Keio Corp.	779	24,505
Keisei Electric Railway Co., Ltd.	1,005	41,657
Keyence Corp.	1,560	741,244
Kikkoman Corp.	1,201	68,587
Kintetsu Group Holdings Co., Ltd.	1,346	46,615
Kirin Holdings Co., Ltd.(1)	6,326	92,377
Kobayashi Pharmaceutical Co., Ltd.	400	21,749
Kobe Bussan Co., Ltd.(1)	1,400	36,337
Koei Tecmo Holdings Co., Ltd.	1,040	18,014
Koito Manufacturing Co., Ltd.	1,494	27,112
Komatsu, Ltd.	7,646	206,809
Konami Group Corp.	751	39,383
Security	Shares	Value
Japan (continued)
Kose Corp.	308	$ 29,608
Kubota Corp.(1)	8,011	117,272
Kurita Water Industries, Ltd.	732	28,103
Kyocera Corp.	2,548	138,515
Kyowa Kirin Co., Ltd.(1)	2,344	43,447
Lasertec Corp.	600	90,670
Lixil Corp.	2,113	26,894
M3, Inc.	3,458	75,400
Makita Corp.(1)	1,748	49,409
Marubeni Corp.	12,233	208,499
MatsukiyoCocokara & Co.	900	50,554
Mazda Motor Corp.	4,510	43,585
McDonald's Holdings Co. (Japan), Ltd.(1)	577	22,437
MEIJI Holdings Co., Ltd.	1,734	38,722
MINEBEA MITSUMI, Inc.	2,859	54,226
MISUMI Group, Inc.	2,280	45,903
Mitsubishi Chemical Group Corp.	10,822	65,090
Mitsubishi Corp.	9,990	482,986
Mitsubishi Electric Corp.	15,260	215,728
Mitsubishi Estate Co., Ltd.	9,168	108,919
Mitsubishi HC Capital, Inc.	7,866	46,704
Mitsubishi Heavy Industries, Ltd.	2,544	118,818
Mitsubishi UFJ Financial Group, Inc.(4)	91,976	677,962
Mitsui & Co., Ltd.	10,575	400,241
Mitsui Chemicals, Inc.	1,475	43,477
Mitsui Fudosan Co., Ltd.	7,031	140,138
Mitsui OSK Lines, Ltd.(1)	2,700	64,960
Mizuho Financial Group, Inc.	19,300	295,010
MonotaRO Co., Ltd.	1,800	22,987
MS&AD Insurance Group Holdings, Inc.	3,628	128,476
Murata Manufacturing Co., Ltd.	4,714	270,776
NEC Corp.	2,055	99,693
Nexon Co., Ltd.	3,150	60,406
NGK Insulators, Ltd.	1,971	23,549
Nidec Corp.	3,328	183,391
Nintendo Co., Ltd.	8,410	383,398
Nippon Building Fund, Inc.(1)	12	47,186
NIPPON EXPRESS HOLDINGS, Inc.(1)	576	32,491
Nippon Paint Holdings Co., Ltd.(1)	7,090	58,677
Nippon Prologis REIT, Inc.	16	32,157
Nippon Sanso Holdings Corp.	1,324	28,765
Nippon Shinyaku Co., Ltd.	400	16,365
Nippon Steel Corp.	6,475	135,517
Nippon Telegraph & Telephone Corp.	245,100	290,028
Nippon Yusen KK(1)	4,000	88,835
Nissan Chemical Corp.	1,047	45,146
Nissan Motor Co., Ltd.	17,743	72,820

10
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nisshin Seifun Group, Inc.	1,417	$ 17,515
Nissin Foods Holdings Co., Ltd.	498	41,177
Nitori Holdings Co., Ltd.	616	69,173
Nitto Denko Corp.	1,270	94,267
Nomura Holdings, Inc.	24,957	95,149
Nomura Real Estate Holdings, Inc.	870	20,684
Nomura Real Estate Master Fund, Inc.	40	46,135
Nomura Research Institute, Ltd.	3,000	82,882
NTT Data Corp.	5,030	70,525
Obayashi Corp.	5,320	46,009
Obic Co., Ltd.	560	89,885
Odakyu Electric Railway Co., Ltd.	2,305	30,886
Oji Holdings Corp.	6,573	24,577
Olympus Corp.	9,976	157,874
Omron Corp.	1,463	89,831
Ono Pharmaceutical Co., Ltd.	2,905	52,416
Open House Group Co., Ltd.	600	21,661
Oracle Corp. Japan	289	21,494
Oriental Land Co., Ltd.	8,820	343,856
ORIX Corp.	9,402	171,457
Osaka Gas Co., Ltd.	3,023	46,336
Otsuka Corp.	864	33,654
Otsuka Holdings Co., Ltd.(1)	3,152	115,621
Pan Pacific International Holdings Corp.	2,836	50,792
Panasonic Corp.	18,347	224,969
Persol Holdings Co., Ltd.	1,200	21,717
Rakuten Group, Inc.(1)	13,100	45,647
Recruit Holdings Co., Ltd.	11,757	375,228
Renesas Electronics Corp.(2)	10,500	198,159
Resona Holdings, Inc.	16,411	78,575
Ricoh Co., Ltd.	4,735	40,351
Rohm Co., Ltd.	707	66,970
SBI Holdings, Inc.(1)	1,875	36,161
SCSK Corp.	1,200	18,884
Secom Co., Ltd.	1,648	111,534
Seiko Epson Corp.	2,252	35,159
Sekisui Chemical Co., Ltd.	2,964	42,821
Sekisui House, Ltd.	4,950	99,988
Seven & i Holdings Co., Ltd.	6,226	268,977
SG Holdings Co., Ltd.	2,600	37,087
Sharp Corp.(1)(2)	1,524	8,546
Shimadzu Corp.	1,814	56,068
Shimano, Inc.(1)	650	108,815
Shimizu Corp.	4,127	26,130
Shin-Etsu Chemical Co., Ltd.	14,825	495,421
Shionogi & Co., Ltd.	2,221	93,680
Shiseido Co., Ltd.	3,274	148,410
Security	Shares	Value
Japan (continued)
Shizuoka Financial Group, Inc.	3,925	$ 28,356
SMC Corp.	479	266,210
SoftBank Corp.	22,900	244,693
SoftBank Group Corp.	8,284	390,670
Sompo Holdings, Inc.	2,499	112,128
Sony Group Corp.	10,280	927,977
Square Enix Holdings Co., Ltd.	700	32,569
Subaru Corp.	4,728	89,046
SUMCO Corp.(1)	2,700	38,305
Sumitomo Chemical Co., Ltd.	9,834	29,890
Sumitomo Corp.	9,325	197,830
Sumitomo Electric Industries, Ltd.	5,990	73,391
Sumitomo Metal Mining Co., Ltd.	1,920	61,982
Sumitomo Mitsui Financial Group, Inc.	10,497	449,895
Sumitomo Mitsui Trust Holdings, Inc.	2,782	98,693
Sumitomo Realty & Development Co., Ltd.	2,168	53,725
Suntory Beverage & Food, Ltd.(1)	1,117	40,493
Suzuki Motor Corp.	3,078	111,617
Sysmex Corp.	1,293	88,567
T&D Holdings, Inc.(1)	4,306	63,151
Taisei Corp.	1,549	54,119
Takeda Pharmaceutical Co., Ltd.	12,924	406,105
TDK Corp.	3,165	123,450
Terumo Corp.	5,418	172,561
TIS, Inc.	1,900	47,605
Tobu Railway Co., Ltd.	1,573	42,177
Toho Co., Ltd.	856	32,605
Tokio Marine Holdings, Inc.	14,700	338,887
Tokyo Electric Power Co. Holdings, Inc.(2)	11,600	42,547
Tokyo Electron, Ltd.	3,637	523,831
Tokyo Gas Co., Ltd.	2,962	64,624
Tokyu Corp.(1)	4,384	52,875
TOPPAN, Inc.	2,074	44,823
Toray Industries, Inc.	12,262	68,366
Toshiba Corp.	3,174	99,598
Tosoh Corp.	2,400	28,387
TOTO, Ltd.	1,143	34,560
Toyota Industries Corp.	1,161	83,179
Toyota Motor Corp.	85,950	1,381,396
Toyota Tsusho Corp.	1,765	88,208
Trend Micro, Inc.	1,144	55,377
Unicharm Corp.	3,214	119,512
USS Co., Ltd.	1,635	27,069
Welcia Holdings Co., Ltd.	800	16,663
West Japan Railway Co.	1,778	73,951
Yakult Honsha Co., Ltd.	996	62,993
Yamaha Corp.	1,109	42,720

11
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yamaha Motor Co., Ltd.(1)	2,354	$ 67,673
Yamato Holdings Co., Ltd.	2,364	42,849
Yaskawa Electric Corp.(1)	1,883	86,812
Yokogawa Electric Corp.	1,628	30,136
Z Holdings Corp.	20,817	50,171
ZOZO, Inc.	1,007	20,890
		$ 28,412,571
Netherlands — 5.9%
ABN AMRO Bank NV GDR(3)	3,112	$ 48,371
Adyen NV(1)(2)(3)	173	299,579
Aegon NV(1)	12,661	64,272
AerCap Holdings NV(2)	1,407	89,373
Airbus SE	4,805	694,715
Akzo Nobel NV	1,395	114,046
Argenx SE(2)(5)	357	139,228
Argenx SE(2)(5)	81	31,590
ASM International NV(1)	391	166,020
ASML Holding NV	3,248	2,355,868
CNH Industrial NV	8,322	120,025
Euronext NV(3)	670	45,570
EXOR NV	907	80,972
Ferrovial SE	4,250	134,351
Heineken Holding NV	903	78,581
Heineken NV	2,086	214,517
IMCD NV(1)	446	64,184
ING Groep NV	28,927	389,982
JDE Peet's NV	904	26,898
Just Eat Takeaway.com NV(1)(2)(3)	1,437	22,027
Koninklijke Ahold Delhaize NV	7,925	270,187
Koninklijke DSM NV	1,407	143,430
Koninklijke KPN NV	27,657	98,735
Koninklijke Philips NV(2)	7,325	158,716
NN Group NV	1,892	70,037
OCI NV(2)	827	19,864
Prosus NV(2)	6,438	471,481
QIAGEN NV(2)	1,832	82,348
Randstad NV(1)	975	51,421
Stellantis NV	18,279	321,359
STMicroelectronics NV	5,414	270,015
Universal Music Group NV	6,672	148,217
Wolters Kluwer NV	2,077	263,724
		$ 7,549,703
New Zealand — 0.3%
Auckland International Airport, Ltd.(2)	10,509	$ 55,230
Fisher & Paykel Healthcare Corp., Ltd., Class C	5,027	75,695
Security	Shares	Value
New Zealand (continued)
Mercury NZ, Ltd.	4,492	$ 17,954
Meridian Energy, Ltd.	9,757	33,599
Spark New Zealand, Ltd.	17,151	53,671
Xero, Ltd.(2)	1,172	93,900
		$ 330,049
Norway — 0.6%
Adevinta ASA(2)	1,949	$ 12,807
Aker BP ASA	2,426	56,917
DNB Bank ASA	7,471	139,713
Equinor ASA	7,653	222,847
Gjensidige Forsikring ASA	1,602	25,664
Kongsberg Gruppen ASA	706	32,091
Mowi ASA	3,437	54,532
Norsk Hydro ASA	11,660	69,508
Orkla ASA	6,067	43,624
Salmar ASA	461	18,577
Telenor ASA	6,162	62,480
Yara International ASA	1,402	49,535
		$ 788,295
Portugal — 0.2%
EDP - Energias de Portugal S.A.	24,191	$ 118,237
Galp Energia SGPS S.A.(1)	3,675	42,946
Jeronimo Martins SGPS S.A.	2,358	64,960
		$ 226,143
Singapore — 1.4%
CapitaLand Ascendas REIT	28,331	$ 57,183
CapitaLand Integrated Commercial Trust	44,866	63,581
CapitaLand Investment, Ltd.	21,648	53,188
City Developments, Ltd.	3,871	19,309
DBS Group Holdings, Ltd.	14,848	346,742
Genting Singapore, Ltd.	48,954	34,134
Grab Holdings, Ltd., Class A(2)	15,368	52,712
Jardine Cycle & Carriage, Ltd.	1,000	25,786
Keppel Corp., Ltd.	11,828	58,865
Mapletree Logistics Trust	23,800	28,625
Mapletree Pan Asia Commercial Trust	19,300	23,218
Oversea-Chinese Banking Corp., Ltd.	26,736	243,217
SEA, Ltd. ADR(2)	2,930	170,057
Seatrium, Ltd.(2)	281,037	26,066
Singapore Airlines, Ltd.(1)	10,000	52,980
Singapore Exchange, Ltd.	6,600	47,000
Singapore Technologies Engineering, Ltd.	13,218	36,068
Singapore Telecommunications, Ltd.	66,391	122,968
United Overseas Bank, Ltd.	10,214	211,953

12
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
UOL Group, Ltd.	3,470	$ 16,539
Venture Corp., Ltd.	2,000	21,836
Wilmar International, Ltd.	15,000	42,258
		$ 1,754,285
Spain — 2.5%
Acciona S.A.	193	$ 32,769
ACS Actividades de Construccion y Servicios S.A.(1)	1,546	54,363
Aena SME S.A.(3)	627	101,478
Amadeus IT Group S.A.(2)	3,717	283,051
Banco Bilbao Vizcaya Argentaria S.A.	48,279	370,913
Banco Santander S.A.	131,231	485,835
CaixaBank S.A.	34,761	143,991
Cellnex Telecom S.A.(3)	4,576	184,888
Corp ACCIONA Energias Renovables SA(1)	642	21,478
EDP Renovaveis S.A.(1)	1,864	37,249
Enagas S.A.(1)	1,961	38,541
Endesa S.A.(1)	2,524	54,235
Grifols S.A.(2)	2,499	32,059
Iberdrola S.A.	47,070	614,678
Industria de Diseno Textil S.A.	8,891	344,862
Naturgy Energy Group S.A.	1,110	33,090
Redeia Corp. S.A.	3,451	58,036
Repsol S.A.(1)	11,027	160,377
Telefonica S.A.	41,041	166,625
		$ 3,218,518
Sweden — 3.0%
Alfa Laval AB	2,193	$ 79,995
Assa Abloy AB, Class B	8,118	195,132
Atlas Copco AB, Class A	21,630	312,270
Atlas Copco AB, Class B	13,379	166,816
Beijer Ref AB(1)	2,730	34,872
Boliden AB	2,062	59,753
Embracer Group AB(1)(2)	5,370	13,429
Epiroc AB, Class A	5,603	106,131
Epiroc AB, Class B	3,216	52,052
EQT AB(1)	3,014	58,025
Essity AB, Class B	5,088	135,502
Evolution AB(3)	1,522	192,873
Fastighets AB Balder, Class B(2)	4,764	17,444
Getinge AB, Class B	1,789	31,385
H & M Hennes & Mauritz AB, Class B	4,960	85,299
Hexagon AB, Class B	16,758	206,129
Holmen AB, Class B	733	26,344
Husqvarna AB, Class B(1)	3,160	28,672
Industrivarden AB, Class A	1,559	43,238
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class C(1)	1,343	$ 37,060
Indutrade AB	2,126	47,985
Investment AB Latour, Class B(1)	1,245	24,717
Investor AB, Class A	3,540	70,847
Investor AB, Class B	14,034	280,751
Kinnevik AB, Class B(2)	1,801	24,983
L E Lundbergforetagen AB, Class B(1)	593	25,253
Lifco AB, Class B	1,823	39,701
Nibe Industrier AB, Class B	12,254	116,515
Saab AB, Class B	670	36,271
Sagax AB, Class B	1,343	26,558
Sandvik AB	8,884	173,453
Securitas AB, Class B(1)	3,793	31,155
Skandinaviska Enskilda Banken AB, Class A	13,095	144,834
Skanska AB, Class B(1)	2,734	38,359
SKF AB, Class B	3,034	52,869
Svenska Cellulosa AB SCA, Class B(1)	4,539	57,940
Svenska Handelsbanken AB, Class A	11,498	96,264
Swedbank AB, Class A	6,564	110,775
Swedish Orphan Biovitrum AB(2)	1,300	25,409
Tele2 AB, Class B	4,405	36,431
Telefonaktiebolaget LM Ericsson, Class B	22,720	123,444
Telia Co. AB	21,130	46,356
Volvo AB, Class A	2,012	42,883
Volvo AB, Class B	12,347	255,521
Volvo Car AB, Class B(2)	4,658	18,533
		$ 3,830,228
Switzerland — 10.4%
ABB, Ltd.	12,835	$ 504,940
Adecco Group AG(1)	1,241	40,644
Alcon, Inc.	4,020	333,509
Bachem Holding AG(1)	223	19,471
Baloise Holding AG	374	55,012
Banque Cantonale Vaudoise(1)	289	30,526
Barry Callebaut AG	29	56,030
BKW AG	204	36,067
Chocoladefabriken Lindt & Spruengli AG	1	124,119
Chocoladefabriken Lindt & Spruengli AG PC	7	88,011
Cie Financiere Richemont S.A., Class A	4,214	715,824
Clariant AG(2)	1,727	24,984
Coca-Cola HBC AG(2)	1,588	47,370
Dufry AG(2)	817	37,265
EMS-Chemie Holding AG	51	38,648
Geberit AG	275	144,123
Givaudan S.A.	76	252,087
Glencore PLC	86,780	492,032

13
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG	307	$ 41,609
Holcim AG(2)	4,458	300,501
Julius Baer Group, Ltd.	1,806	113,972
Kuehne + Nagel International AG	429	127,081
Logitech International S.A.	1,318	78,665
Lonza Group AG	593	354,443
Nestle S.A.	22,154	2,664,938
Novartis AG	16,513	1,664,831
Partners Group Holding AG	189	178,197
Roche Holding AG	181	59,437
Roche Holding AG PC	5,744	1,754,619
Schindler Holding AG	214	48,173
Schindler Holding AG PC	331	77,721
SGS S.A.	1,250	118,251
SIG Group AG(2)	2,537	70,089
Sika AG	1,172	335,661
Sonova Holding AG	402	107,269
Straumann Holding AG	937	152,362
Swatch Group AG (The)	266	77,776
Swatch Group AG (The), Bearer Shares	458	25,188
Swiss Life Holding AG	257	150,522
Swiss Prime Site AG	664	57,679
Swiss Re AG	2,496	251,504
Swisscom AG	217	135,439
Temenos AG	527	41,963
UBS Group AG	26,835	543,910
VAT Group AG(3)	211	87,399
Zurich Insurance Group AG	1,227	583,670
		$ 13,243,531
United Kingdom — 14.0%
3i Group PLC	7,800	$ 193,338
abrdn PLC	16,252	45,132
Admiral Group PLC	1,747	46,267
Anglo American PLC	10,176	289,746
Antofagasta PLC	3,041	56,552
Ashtead Group PLC	3,505	243,005
Associated British Foods PLC	2,930	74,196
AstraZeneca PLC	12,486	1,789,920
Auto Trader Group PLC(3)	7,242	56,231
Aviva PLC	22,211	111,749
BAE Systems PLC	24,503	288,921
Barclays PLC	122,943	240,180
Barratt Developments PLC	8,311	43,680
Berkeley Group Holdings PLC	842	41,974
BP PLC	143,642	836,337
British American Tobacco PLC	17,324	575,597
Security	Shares	Value
United Kingdom (continued)
British Land Co. PLC (The)	7,010	$ 27,033
BT Group PLC	59,294	92,269
Bunzl PLC	2,874	109,522
Burberry Group PLC	3,124	84,296
Centrica PLC	46,635	73,531
Coca-Cola Europacific Partners PLC	1,623	104,570
Compass Group PLC	14,253	399,128
Croda International PLC	1,153	82,422
Diageo PLC	18,336	788,282
Endeavour Mining PLC	1,535	36,864
Entain PLC	4,871	78,763
GSK PLC	33,089	586,421
Haleon PLC	42,147	172,991
Halma PLC	3,122	90,367
Hargreaves Lansdown PLC	2,659	27,564
Hikma Pharmaceuticals PLC	1,223	29,431
HSBC Holdings PLC	160,950	1,274,375
Imperial Brands PLC	6,865	151,953
Informa PLC	10,700	98,795
InterContinental Hotels Group PLC	1,394	96,362
Intertek Group PLC	1,359	73,668
J Sainsbury PLC	12,875	44,013
JD Sports Fashion PLC	18,727	34,787
Johnson Matthey PLC	1,407	31,235
Kingfisher PLC	15,641	46,098
Land Securities Group PLC	5,555	40,617
Legal & General Group PLC	49,900	144,475
Lloyds Banking Group PLC	525,853	291,506
London Stock Exchange Group PLC	3,267	347,718
M&G PLC	18,709	45,531
Mondi PLC	4,019	61,315
National Grid PLC	29,276	388,152
NatWest Group PLC	46,763	142,931
Next PLC	928	81,373
Ocado Group PLC(2)	4,037	29,213
Pearson PLC	4,844	50,784
Persimmon PLC	3,000	39,089
Phoenix Group Holdings PLC	5,688	38,485
Prudential PLC	22,523	318,101
Reckitt Benckiser Group PLC	5,709	429,036
RELX PLC	15,297	510,318
Rentokil Initial PLC	20,702	161,863
Rio Tinto PLC	9,173	582,941
Rolls-Royce Holdings PLC(2)	68,538	131,799
Sage Group PLC (The)	7,838	92,072
Schroders PLC	5,698	31,702
Segro PLC	9,587	87,432

14
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	1,999	$ 65,168
Shell PLC	55,469	1,654,733
Smith & Nephew PLC	7,432	119,903
Smiths Group PLC	2,687	56,217
Spirax-Sarco Engineering PLC	595	78,423
SSE PLC	8,922	209,222
St. James's Place PLC	4,594	63,533
Standard Chartered PLC	19,122	166,363
Taylor Wimpey PLC	27,593	36,047
Tesco PLC	59,499	187,692
Unilever PLC	20,503	1,067,677
United Utilities Group PLC	5,449	66,627
Vodafone Group PLC	186,245	175,597
Whitbread PLC	1,522	65,517
Wise PLC, Class A(2)	5,095	42,587
WPP PLC	8,399	88,037
		$ 17,757,361
Total Common Stocks (identified cost $82,970,928)		$126,116,030

Short-Term Investments — 2.8%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	139,862	$ 139,862
Total Affiliated Fund (identified cost $139,862)		$ 139,862

Securities Lending Collateral — 2.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	3,403,676	$ 3,403,676
Total Securities Lending Collateral (identified cost $3,403,676)		$ 3,403,676
Total Short-Term Investments (identified cost $3,543,538)		$ 3,543,538

Total Investments — 102.1% (identified cost $86,514,466)	$ 129,659,568
Other Assets, Less Liabilities — (2.1)%	$ (2,643,900)
Net Assets — 100.0%	$ 127,015,668

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $5,543,903.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $2,011,649 or 1.6% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	18.1%
Industrials	16.1
Health Care	13.0
Consumer Discretionary	12.5
Consumer Staples	10.0
Information Technology	8.2
Materials	7.4
Energy	4.2
Communication Services	4.1
Utilities	3.4
Real Estate	2.3
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

15
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $85,940,349) - including $5,543,903 of securities on loan	$ 128,841,744
Investments in securities of affiliated issuers, at value (identified cost $574,117)	817,824
Cash	898
Cash denominated in foreign currency, at value (cost $176,843)	176,570
Receivable for capital shares sold	167,022
Dividends receivable	200,491
Dividends receivable - affiliated	829
Securities lending income receivable	1,147
Tax reclaims receivable	342,922
Receivable from affiliate	33,830
Directors' deferred compensation plan	26,400
Total assets	$130,609,677
Liabilities
Payable for capital shares redeemed	$ 18,060
Deposits for securities loaned	3,403,676
Payable to affiliates:
Investment advisory fee	31,135
Administrative fee	12,464
Distribution fees	6,808
Sub-transfer agency fee	86
Directors' deferred compensation plan	26,400
Accrued expenses	95,380
Total liabilities	$ 3,594,009
Net Assets	$127,015,668
Sources of Net Assets
Paid-in capital	$ 86,777,642
Distributable earnings	40,238,026
Net Assets	$127,015,668
Class I Shares
Net Assets	$ 85,539,626
Shares Outstanding	915,325
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 93.45
Class F Shares
Net Assets	$ 41,476,042
Shares Outstanding	446,953
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 92.80
16
See Notes to Financial Statements.

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VP EAFE International Index Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $294,688)	$ 2,500,557
Dividend income - affiliated issuers (net of foreign taxes withheld of $1,136)	15,920
Securities lending income, net	15,213
Total investment income	$ 2,531,690
Expenses
Investment advisory fee	$ 182,770
Administrative fee	73,108
Distribution fees:
Class F	37,813
Directors' fees and expenses	5,285
Custodian fees	24,537
Transfer agency fees and expenses	49,216
Accounting fees	24,291
Professional fees	32,651
Reports to shareholders	8,232
Licensing fees	28,662
Miscellaneous	12,953
Total expenses	$ 479,518
Waiver and/or reimbursement of expenses by affiliates	$ (146,745)
Net expenses	$ 332,773
Net investment income	$ 2,198,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (700,541)
Investment securities - affiliated issuers	5,054
Foreign currency transactions	(13,658)
Net realized loss	$ (709,145)
Change in unrealized appreciation (depreciation):
Investment securities	$ 11,915,514
Investment securities - affiliated issuers	57,613
Foreign currency	6,443
Net change in unrealized appreciation (depreciation)	$11,979,570
Net realized and unrealized gain	$11,270,425
Net increase in net assets from operations	$13,469,342
17
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,198,917	$ 3,033,039
Net realized gain (loss)	(709,145)	254,627
Net change in unrealized appreciation (depreciation)	11,979,570	(21,903,019)
Net increase (decrease) in net assets from operations	$ 13,469,342	$ (18,615,353)
Distributions to shareholders:
Class I	$ —	$ (3,039,467)
Class F	—	(1,061,521)
Total distributions to shareholders	$ —	$ (4,100,988)
Capital share transactions:
Class I	$ (5,925,426)	$ (6,048,571)
Class F	5,608,432	7,544,216
Net increase (decrease) in net assets from capital share transactions	$ (316,994)	$ 1,495,645
Net increase (decrease) in net assets	$ 13,152,348	$ (21,220,696)
Net Assets
At beginning of period	$ 113,863,320	$ 135,084,016
At end of period	$127,015,668	$113,863,320
18
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Financial Highlights

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 83.54	$102.12	$ 93.77	$ 90.02	$ 76.31	$ 91.21
Income (Loss) From Operations
Net investment income(1)	$ 1.63	$ 2.38	$ 2.53	$ 1.69	$ 2.43	$ 2.36
Net realized and unrealized gain (loss)	8.28	(17.84)	7.63	4.89	13.55	(14.36)
Total income (loss) from operations	$ 9.91	$ (15.46)	$ 10.16	$ 6.58	$ 15.98	$ (12.00)
Less Distributions
From net investment income	$ —	$ (3.12)	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)
Total distributions	$ —	$ (3.12)	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)
Net asset value — End of period	$ 93.45	$ 83.54	$ 102.12	$ 93.77	$ 90.02	$ 76.31
Total Return(2)	11.86% (3)	(14.58)%	10.88%	7.78%	21.26%	(13.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,540	$82,015	$105,721	$105,165	$115,803	$103,168
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72% (5)	0.72%	0.64%	0.74%	0.68%	0.69% (6)
Net expenses	0.48% (5)(7)	0.48% (7)	0.48%	0.48%	0.48%	0.49% (6)
Net investment income	3.63% (5)	2.74%	2.51%	2.05%	2.87%	2.67%
Portfolio Turnover	5% (3)	11%	8%	9%	7%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
19
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 83.04	$101.73	$ 93.60	$ 90.04	$ 76.49	$ 91.65
Income (Loss) From Operations
Net investment income(1)	$ 1.59	$ 2.13	$ 2.32	$ 1.49	$ 2.14	$ 2.09
Net realized and unrealized gain (loss)	8.17	(17.70)	7.62	4.90	13.68	(14.35)
Total income (loss) from operations	$ 9.76	$ (15.57)	$ 9.94	$ 6.39	$ 15.82	$(12.26)
Less Distributions
From net investment income	$ —	$ (3.12)	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)
Total distributions	$ —	$ (3.12)	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)
Net asset value — End of period	$ 92.80	$ 83.04	$101.73	$ 93.60	$ 90.04	$ 76.49
Total Return(2)	11.75% (3)	(14.75)%	10.66%	7.56%	21.00%	(13.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,476	$31,849	$ 29,363	$18,951	$13,038	$ 7,645
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.92% (5)	0.92%	0.84%	0.94%	0.88%	0.89% (6)
Net expenses	0.68% (5)(7)	0.68% (7)	0.68%	0.68%	0.69%	0.74% (6)
Net investment income	3.56% (5)	2.48%	2.31%	1.80%	2.52%	2.37%
Portfolio Turnover	5% (3)	11%	8%	9%	7%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
20
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 9,089,660	$ —	$ 9,089,660
Austria	—	216,842	—	216,842
Belgium	—	983,052	—	983,052
Denmark	—	3,856,758	—	3,856,758
Finland	—	1,381,516	—	1,381,516
France	—	14,632,428	—	14,632,428
Germany	—	10,764,816	—	10,764,816
Hong Kong	16,134	3,112,914	—	3,129,048
Ireland	—	1,451,838	—	1,451,838
Israel	271,847	504,318	—	776,165
Italy	—	2,723,223	—	2,723,223
Japan	—	28,412,571	—	28,412,571
Netherlands	223,724	7,325,979	—	7,549,703
New Zealand	—	330,049	—	330,049
Norway	—	788,295	—	788,295
Portugal	—	226,143	—	226,143
Singapore	222,769	1,531,516	—	1,754,285
Spain	—	3,218,518	—	3,218,518
Sweden	—	3,830,228	—	3,830,228
Switzerland	—	13,243,531	—	13,243,531
United Kingdom	104,570	17,652,791	—	17,757,361
Total Common Stocks	$ 839,044	$125,276,986 (1)	$ —	$126,116,030
Short-Term Investments:
Affiliated Fund	$ 139,862	$ —	$ —	$ 139,862
Securities Lending Collateral	3,403,676	—	—	3,403,676
Total Investments	$4,382,582	$125,276,986	$ —	$129,659,568

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and
22

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $182,770.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $191 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $146,554.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $73,108.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $37,813 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $322 and are included in transfer agency fees and expenses on the Statement of Operations.
23

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $48,511, of which $27,578 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,688.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,071,973 and $5,814,903, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $3,635,538 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $250,029 are short-term and $3,385,509 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$91,139,006
Gross unrealized appreciation	$ 45,637,170
Gross unrealized depreciation	(7,116,608)
Net unrealized appreciation	$38,520,562
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
24

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan was $5,543,903 and the total value of collateral received was $5,793,803, comprised of cash of $3,403,676 and U.S. government and/or agencies securities of $2,390,127.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,403,676	$ —	$ —	$ —	$3,403,676
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
8  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $817,824, which represents 0.6% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$643,655	$ 12,695	$ (41,055)	$ 5,054	$ 57,613	$ 677,962	$ 10,220	91,976
Short-Term Investments
Liquidity Fund	2,307	6,847,646	(6,710,091)	—	—	139,862	5,700	139,862
Total				$5,054	$57,613	$817,824	$15,920
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
25

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	35,266	$ 3,195,436	86,079	$ 7,342,175
Reinvestment of distributions	—	—	43,089	3,039,467
Shares redeemed	(101,636)	(9,120,862)	(182,725)	(16,430,213)
Net decrease	(66,370)	$(5,925,426)	(53,557)	$ (6,048,571)
Class F
Shares sold	100,642	$ 9,002,305	119,266	$ 10,114,346
Reinvestment of distributions	—	—	15,134	1,061,521
Shares redeemed	(37,224)	(3,393,873)	(39,499)	(3,631,651)
Net increase	63,418	$ 5,608,432	94,901	$ 7,544,216
At June 30, 2023, separate accounts of an insurance company owned 59.8% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
26

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
 Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
27

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP EAFE International Index Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2022. The data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2022.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
28

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
29

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
30

Calvert
VP EAFE International Index Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
31

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24228     6.30.23

Calvert
VP Investment Grade Bond Index Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP Investment Grade Bond Index Portfolio

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Performance

Portfolio Manager(s) K. Jessie Goodwin, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	2.29%	(0.59)%	0.72%	1.38%
Class F at NAV	10/30/2015	03/31/2003	2.16	(0.83)	0.48	1.18

Bloomberg U.S. Aggregate Bond Index	—	—	2.09%	(0.94)%	0.77%	1.52%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.48%	0.73%
Net	0.32	0.57
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)

3

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,022.90	$1.61 **	0.32%
Class F	$1,000.00	$1,021.60	$2.86 **	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.21	$1.61 **	0.32%
Class F	$1,000.00	$1,021.97	$2.86 **	0.57%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.0%(1)

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 46,953
Total Asset-Backed Securities (identified cost $49,995)		$ 46,953

Commercial Mortgage-Backed Securities — 1.9%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 418,578
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	632,790
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,212,631
Total Commercial Mortgage-Backed Securities (identified cost $2,397,074)		$ 2,263,999

Corporate Bonds — 25.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 102,874
Dow Chemical Co. (The), 4.375%, 11/15/42	100	84,368
LYB International Finance BV, 5.25%, 7/15/43	100	91,278
		$ 278,520
Communications — 3.4%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 179,414
5.45%, 3/1/47	1,000	981,012
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	490,473
Comcast Corp.:
2.937%, 11/1/56	98	63,889
4.00%, 3/1/48	50	41,724
4.15%, 10/15/28	100	96,939
Discovery Communications, LLC, 4.125%, 5/15/29	200	182,634
Motorola Solutions, Inc., 2.30%, 11/15/30	250	202,105
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	110,218
T-Mobile USA, Inc., 3.50%, 4/15/25	250	240,488
Verizon Communications, Inc.:
1.68%, 10/30/30	340	268,653
2.875%, 11/20/50	150	97,855
Walt Disney Co. (The), 5.40%, 10/1/43	100	102,061
WPP Finance 2010, 3.75%, 9/19/24	1,000	969,882
		$ 4,027,347
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical — 1.6%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$ 211,428
General Motors Co., 5.00%, 4/1/35	1,000	907,207
Lowe's Cos., Inc., 3.875%, 9/15/23	100	99,618
Starbucks Corp., 3.75%, 12/1/47	250	197,446
VF Corp., 2.95%, 4/23/30	225	185,008
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32	75	66,550
5.141%, 3/15/52	200	162,982
		$ 1,830,239
Consumer, Non-cyclical — 4.6%
AbbVie, Inc., 3.20%, 11/21/29	$300	$ 271,474
Alcon Finance Corp., 3.00%, 9/23/29(2)	350	309,096
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	1,000	918,628
Block Financial, LLC, 3.875%, 8/15/30	150	132,439
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	230,134
CVS Health Corp., 4.30%, 3/25/28	110	106,162
CVS Pass-Through Trust, 6.036%, 12/10/28	49	48,741
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	346,265
Gilead Sciences, Inc., 3.70%, 4/1/24	100	98,582
Global Payments, Inc., 2.15%, 1/15/27	200	177,924
HCA, Inc., 5.90%, 6/1/53	200	198,319
Kroger Co. (The):
3.85%, 8/1/23	100	99,950
3.875%, 10/15/46	250	192,862
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	87,686
4.00%, 11/1/23	100	99,374
Molson Coors Brewing Co., 5.00%, 5/1/42	100	92,715
Pfizer, Inc., 4.40%, 5/15/44	500	474,887
Quanta Services, Inc., 2.90%, 10/1/30	200	170,076
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	75,255
Sysco Corp., 5.95%, 4/1/30	250	261,873
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	282,083
Triton Container International, Ltd., 2.05%, 4/15/26(2)	300	262,041
Tyson Foods, Inc., 3.95%, 8/15/24	100	98,184
Viatris, Inc., 2.30%, 6/22/27	250	218,556
Zoetis, Inc., 4.70%, 2/1/43	100	93,126
		$ 5,346,432
Energy — 3.2%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$ 186,086
Colonial Pipeline Co., 6.58%, 8/28/32(2)	100	105,199
HF Sinclair Corp., 5.875%, 4/1/26	1,000	1,004,850
Shell International Finance BV:
4.125%, 5/11/35	1,350	1,254,897
4.55%, 8/12/43	100	92,560
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	988,449

6
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Energy (continued)
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	$100	$ 85,680
		$ 3,717,721
Financial — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$ 173,087
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	420,018
4.125%, 1/22/24	300	297,450
4.244% to 4/24/37, 4/24/38(3)	250	219,770
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	913,505
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(3)	500	471,148
5.50%, 9/13/25	80	79,571
Goldman Sachs Group, Inc. (The):
4.00%, 3/3/24	500	493,707
6.75%, 10/1/37	100	107,640
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	332,131
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	209,953
5.717% to 9/14/32, 9/14/33(3)	500	507,492
MetLife, Inc., 4.875%, 11/13/43	100	92,052
Morgan Stanley, 5.00%, 11/24/25(4)	150	147,531
Piedmont Operating Partnership L.P., 3.15%, 8/15/30	150	109,702
PNC Bank N.A., 2.70%, 10/22/29	250	209,129
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	908,693
Simon Property Group, L.P., 2.65%, 7/15/30	150	127,610
US Bancorp, 3.10%, 4/27/26(5)	250	233,762
Wells Fargo & Co., 3.196% to 6/17/26, 6/17/27(3)	250	234,899
Westpac Banking Corp., 3.35%, 3/8/27	200	188,532
		$ 6,477,382
Industrial — 3.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$ 523,740
Boeing Co. (The):
2.196%, 2/4/26	300	275,469
3.20%, 3/1/29	150	134,215
4.875%, 5/1/25	100	98,612
5.15%, 5/1/30	100	99,100
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	182,236
Carrier Global Corp., 3.577%, 4/5/50	375	277,562
Cummins, Inc., 4.875%, 10/1/43	100	94,914
Deere & Co., 6.55%, 10/1/28	250	269,626
Flex, Ltd.:
4.75%, 6/15/25	250	244,204
4.875%, 5/12/30	250	241,865
GATX Corp., 3.25%, 9/15/26	400	369,607
Lennox International, Inc., 1.70%, 8/1/27	300	260,913
Parker-Hannifin Corp., 3.25%, 3/1/27	200	187,812
Raytheon Technologies Corp., 4.50%, 6/1/42	100	92,114
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Roper Technologies, Inc., 2.95%, 9/15/29	$250	$ 221,151
United Parcel Service, Inc., 6.20%, 1/15/38	250	279,774
		$ 3,852,914
Technology — 2.3%
Apple, Inc., 3.85%, 5/4/43	$500	$ 446,561
Broadcom, Inc.:
3.137%, 11/15/35(2)	500	383,709
3.419%, 4/15/33(2)	200	167,344
Dell International, LLC / EMC Corp., 5.30%, 10/1/29	250	248,331
Intel Corp., 4.875%, 2/10/28	200	199,345
International Business Machines Corp., 3.625%, 2/12/24	100	98,612
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	284,978
Oracle Corp.:
2.65%, 7/15/26	150	138,723
3.60%, 4/1/50	400	286,056
TSMC Arizona Corp., 4.25%, 4/22/32	300	291,023
VMware, Inc., 2.20%, 8/15/31	200	157,238
		$ 2,701,920
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$ 256,466
Duke Energy Corp., 3.15%, 8/15/27	500	462,016
PacifiCorp, 4.10%, 2/1/42	100	80,055
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	845,091
		$ 1,643,628
Total Corporate Bonds (identified cost $33,386,151)		$ 29,876,103

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(5)	$500	$ 477,179
Total Sovereign Government Bonds (identified cost $497,759)		$ 477,179

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York City, NY, 3.60%, 8/1/28	$1,000	$ 944,820
Total Taxable Municipal Obligations (identified cost $994,650)		$ 944,820

7
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 4.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 993,016
0.50%, 4/14/25(5)	1,000	925,355
6.75%, 3/15/31	1,300	1,527,567
Federal National Mortgage Association:
0.75%, 10/8/27(5)	350	303,798
0.875%, 8/5/30(5)	1,500	1,206,568
Total U.S. Government Agencies and Instrumentalities (identified cost $5,396,334)		$ 4,956,304

U.S. Government Agency Mortgage-Backed Securities — 26.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,566	$ 5,441,930
2.50%, with various maturities to 2051	2,439	2,146,480
3.00%, with various maturities to 2052	821	733,533
3.50%, with various maturities to 2048	412	387,025
4.00%, with various maturities to 2052	763	723,982
4.50%, with various maturities to 2044	544	535,243
5.00%, with various maturities to 2040	405	406,612
6.00%, with various maturities to 2040	31	31,634
6.50%, 10/1/37	13	13,129
Federal National Mortgage Association:
1.50%, 9/1/35	532	460,964
2.00%, with various maturities to 2051	4,870	4,097,932
2.50%, with various maturities to 2051	3,383	2,964,311
3.00%, with various maturities to 2052	5,044	4,512,980
3.50%, with various maturities to 2052	3,279	3,028,128
3.706%, (12 mo. USD LIBOR + 1.46%), 9/1/38(6)	43	43,633
4.00%, with various maturities to 2047	1,179	1,124,877
4.50%, with various maturities to 2044	887	872,745
5.00%, with various maturities to 2034	43	42,117
5.50%, with various maturities to 2038	191	192,971
6.00%, with various maturities to 2038	180	185,250
6.50%, with various maturities to 2036	24	25,442
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,369	2,059,348
3.00%, 3/20/51	340	305,547
4.00%, with various maturities to 2042	524	503,348
4.50%, 7/20/33	50	49,047
5.00%, with various maturities to 2039	210	209,063
5.50%, 7/20/34	25	25,589
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, with various maturities to 2038	$143	$ 147,476
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $35,877,927)		$ 31,270,336

U.S. Treasury Obligations — 39.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 321,894
1.375%, 8/15/50	1,000	581,660
1.625%, 11/15/50	800	497,266
1.875%, 2/15/51	1,600	1,060,250
2.00%, 8/15/51	800	545,625
2.25%, 8/15/49	650	472,672
2.375%, 5/15/51	875	650,986
2.50%, 2/15/45	1,000	774,746
3.00%, 5/15/47	1,000	842,793
3.125%, 11/15/41	1,000	881,172
3.125%, 8/15/44	1,600	1,385,375
3.125%, 5/15/48	750	647,476
3.75%, 11/15/43	1,400	1,338,777
3.875%, 8/15/40	500	496,514
4.375%, 5/15/41	700	737,092
6.25%, 8/15/23	500	500,519
U.S. Treasury Notes:
0.125%, 8/15/23	750	745,465
0.375%, 4/30/25	800	736,219
0.375%, 11/30/25	2,000	1,805,742
0.375%, 1/31/26	1,500	1,347,041
0.375%, 7/31/27	300	256,705
0.50%, 8/31/27	750	643,579
0.625%, 5/15/30	300	240,410
0.625%, 8/15/30	1,000	796,914
0.875%, 11/15/30	250	202,373
1.125%, 2/29/28	500	435,850
1.125%, 2/15/31	1,100	904,879
1.25%, 4/30/28	1,000	873,808
1.25%, 8/15/31	1,300	1,067,193
1.50%, 2/15/30	1,400	1,199,461
1.625%, 9/30/26	800	733,016
1.875%, 7/31/26	1,500	1,389,053
2.00%, 2/15/25	1,500	1,428,076
2.125%, 9/30/24	2,750	2,644,995
2.25%, 11/15/24	2,000	1,921,055
2.25%, 3/31/26	1,000	941,172
2.25%, 2/15/27	2,400	2,232,281

8
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.25%, 11/15/27	$2,850	$ 2,625,674
2.625%, 2/15/29	1,000	926,836
2.75%, 11/15/23	1,300	1,287,988
2.75%, 2/15/24	3,000	2,950,870
2.875%, 5/15/32	525	486,866
3.00%, 7/15/25	600	578,402
3.125%, 11/15/28	1,150	1,095,779
3.875%, 3/31/25	300	294,129
4.125%, 11/15/32	1,175	1,200,887
Total U.S. Treasury Obligations (identified cost $50,295,616)		$ 45,727,535

Short-Term Investments — 2.8%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(7)	950,952	$ 950,952
Total Affiliated Fund (identified cost $950,952)		$ 950,952
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(8)	2,398,928	$ 2,398,928
Total Securities Lending Collateral (identified cost $2,398,928)		$ 2,398,928
Total Short-Term Investments (identified cost $3,349,880)		$ 3,349,880
Total Investments — 101.3% (identified cost $132,245,386)		$118,913,109
Other Assets, Less Liabilities — (1.3)%		$ (1,560,910)
Net Assets — 100.0%		$ 117,352,199

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $1,227,389 or 1.0% of the Fund's net assets.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 8).
(5)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $3,038,945.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2023.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

9
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $131,143,195) - including $3,038,945 of securities on loan	$ 117,814,626
Investments in securities of affiliated issuers, at value (identified cost $1,102,191)	1,098,483
Cash	1
Receivable for capital shares sold	114,600
Interest receivable	790,790
Dividends and interest receivable - affiliated	5,076
Securities lending income receivable	387
Receivable from affiliates	20,298
Directors' deferred compensation plan	30,462
Total assets	$119,874,723
Liabilities
Payable for capital shares redeemed	$ 14,019
Deposits for securities loaned	2,398,928
Payable to affiliates:
Investment advisory fee	19,206
Administrative fee	11,597
Distribution fees	1,072
Sub-transfer agency fee	131
Directors' deferred compensation plan	30,462
Accrued expenses	47,109
Total liabilities	$ 2,522,524
Net Assets	$117,352,199
Sources of Net Assets
Paid-in capital	$ 127,872,529
Accumulated loss	(10,520,330)
Net Assets	$117,352,199
Class I Shares
Net Assets	$ 112,135,366
Shares Outstanding	2,320,395
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 48.33
Class F Shares
Net Assets	$ 5,216,833
Shares Outstanding	110,459
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 47.23
10
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income - affiliated issuers	$ 27,528
Interest income	1,716,327
Interest income - affiliated issuers	3,509
Securities lending income, net	3,080
Total investment income	$1,750,444
Expenses
Investment advisory fee	$ 117,235
Administrative fee	70,341
Distribution fees:
Class F	6,361
Directors' fees and expenses	5,059
Custodian fees	2,259
Transfer agency fees and expenses	46,011
Accounting fees	14,580
Professional fees	22,280
Reports to shareholders	4,241
Miscellaneous	6,391
Total expenses	$ 294,758
Waiver and/or reimbursement of expenses by affiliates	$ (101,735)
Net expenses	$ 193,023
Net investment income	$1,557,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (71,078)
Net realized loss	$ (71,078)
Change in unrealized appreciation (depreciation):
Investment securities	$ 1,159,986
Investment securities - affiliated issuers	(1,942)
Net change in unrealized appreciation (depreciation)	$1,158,044
Net realized and unrealized gain	$1,086,966
Net increase in net assets from operations	$2,644,387
11
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,557,421	$ 3,008,782
Net realized loss	(71,078)	(2,480)
Net change in unrealized appreciation (depreciation)	1,158,044	(21,174,225)
Net increase (decrease) in net assets from operations	$ 2,644,387	$ (18,167,923)
Distributions to shareholders:
Class I	$ —	$ (3,214,829)
Class F	—	(138,089)
Total distributions to shareholders	$ —	$ (3,352,918)
Capital share transactions:
Class I	$ (1,381,063)	$ (13,634,472)
Class F	139,019	368,413
Net decrease in net assets from capital share transactions	$ (1,242,044)	$ (13,266,059)
Net increase (decrease) in net assets	$ 1,402,343	$ (34,786,900)
Net Assets
At beginning of period	$ 115,949,856	$ 150,736,756
At end of period	$117,352,199	$115,949,856
12
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Financial Highlights

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 47.25	$ 55.64	$ 58.07	$ 55.68	$ 53.01	$ 54.93
Income (Loss) From Operations
Net investment income(1)	$ 0.64	$ 1.19	$ 1.14	$ 1.34	$ 1.50	$ 1.50
Net realized and unrealized gain (loss)	0.44	(8.19)	(2.20)	2.74	2.96	(1.73)
Total income (loss) from operations	$ 1.08	$ (7.00)	$ (1.06)	$ 4.08	$ 4.46	$ (0.23)
Less Distributions
From net investment income	$ —	$ (1.39)	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)
Total distributions	$ —	$ (1.39)	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)
Net asset value — End of period	$ 48.33	$ 47.25	$ 55.64	$ 58.07	$ 55.68	$ 53.01
Total Return(2)	2.29% (3)	(12.53)%	(1.82)%	7.34%	8.41%	(0.37)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,135	$110,980	$145,323	$144,073	$140,169	$139,729
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.49% (5)	0.48%	0.46%	0.47%	0.43%	0.44%
Net expenses	0.32% (5)(6)	0.32% (6)	0.32%	0.32%	0.32%	0.32%
Net investment income	2.67% (5)	2.35%	2.00%	2.30%	2.71%	2.81%
Portfolio Turnover	4% (3)	6%	15%	23%	10%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
13
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 46.23	$ 54.61	$ 57.17	$ 54.97	$ 52.48	$ 54.53
Income (Loss) From Operations
Net investment income(1)	$ 0.57	$ 1.04	$ 0.98	$ 1.15	$ 1.33	$ 1.36
Net realized and unrealized gain (loss)	0.43	(8.03)	(2.17)	2.74	2.95	(1.72)
Total income (loss) from operations	$ 1.00	$ (6.99)	$ (1.19)	$ 3.89	$ 4.28	$ (0.36)
Less Distributions
From net investment income	$ —	$ (1.39)	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)
Total distributions	$ —	$ (1.39)	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)
Net asset value — End of period	$47.23	$ 46.23	$54.61	$57.17	$54.97	$52.48
Total Return(2)	2.16% (3)	(12.75)%	(2.08)%	7.09%	8.15%	(0.61)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,217	$ 4,970	$ 5,413	$ 3,966	$ 1,265	$ 461
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.74% (5)	0.73%	0.71%	0.72%	0.68%	0.69%
Net expenses	0.57% (5)(6)	0.57% (6)	0.57%	0.57%	0.57%	0.57%
Net investment income	2.42% (5)	2.11%	1.75%	2.00%	2.42%	2.57%
Portfolio Turnover	4% (3)	6%	15%	23%	10%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
14
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
15

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 46,953	$ —	$ 46,953
Commercial Mortgage-Backed Securities	—	2,263,999	—	2,263,999
Corporate Bonds	—	29,876,103	—	29,876,103
Sovereign Government Bonds	—	477,179	—	477,179
Taxable Municipal Obligations	—	944,820	—	944,820
U.S. Government Agencies and Instrumentalities	—	4,956,304	—	4,956,304
U.S. Government Agency Mortgage-Backed Securities	—	31,270,336	—	31,270,336
U.S. Treasury Obligations	—	45,727,535	—	45,727,535
Short-Term Investments:
Affiliated Fund	950,952	—	—	950,952
Securities Lending Collateral	2,398,928	—	—	2,398,928
Total Investments	$3,349,880	$115,563,229	$ —	$118,913,109
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $117,235.
16

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $914 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $100,821.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $70,341.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $6,361 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $231 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $45,639, of which $34,791 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,884.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $499,658 and $483,362, respectively. Purchases and sales of U.S. government and agency securities, including maturities and paydowns, were $4,771,026 and $4,316,232, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $1,611,295 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $746,750 are short-term and $864,545 are long-term.
17

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$132,505,799
Gross unrealized appreciation	$ 96,135
Gross unrealized depreciation	(13,688,825)
Net unrealized depreciation	$ (13,592,690)
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan, including accrued interest, was $3,051,664 and the total value of collateral received was $3,125,521, comprised of cash of $2,398,928 and U.S. government and/or agencies securities of $726,593.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
U.S. Government Agencies and Instrumentalities	$2,398,928	$ —	$ —	$ —	$2,398,928
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
18

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in affiliated issuers and in funds that may be deemed to be affiliated was $1,098,483, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 149,714	$ —	$ —	$ —	$ (1,942)	$ 147,531	$ 3,509	$150,000
Short-Term Investments
Liquidity Fund	1,043,631	6,345,714	(6,438,393)	—	—	950,952	27,528	950,952
Total				$ —	$(1,942)	$1,098,483	$31,037
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	92,919	$ 4,493,003	101,069	$ 5,077,553
Reinvestment of distributions	—	—	69,600	3,214,829
Shares redeemed	(121,269)	(5,874,066)	(433,833)	(21,926,854)
Net decrease	(28,350)	$(1,381,063)	(263,164)	$(13,634,472)
Class F
Shares sold	9,136	$ 431,263	22,264	$ 1,090,171
Reinvestment of distributions	—	—	3,054	138,089
Shares redeemed	(6,178)	(292,244)	(16,937)	(859,847)
Net increase	2,958	$ 139,019	8,381	$ 368,413
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP owned 80.6% of the value of the outstanding shares of the Fund.
19

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
20

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Investment Grade Bond Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports.  With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.  With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended December 31, 2022, while it had underperformed the median of its peer universe for the five-year period ended December 31, 2022.  The performance data also indicated that the Fund had outperformed the index it is designed to track for the one-year period ended December 31, 2022, while it had underperformed the index it is designed to track for the three- and five-year periods ended December 31, 2022.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
21

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24232     6.30.23

Calvert
VP Nasdaq 100 Index Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP Nasdaq 100 Index Portfolio

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	39.06%	32.58%	17.11%	18.60%
Class F at NAV	10/30/2015	04/27/2000	38.88	32.24	16.82	18.37

NASDAQ-100 ® Index	—	—	39.35%	33.13%	17.65%	19.21%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.60%	0.85%
Net	0.48	0.73
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	12.7%
Apple, Inc.	12.3
NVIDIA Corp.	6.8
Amazon.com, Inc.	6.7
Tesla, Inc.	4.2
Meta Platforms, Inc., Class A	4.1
Alphabet, Inc., Class A	3.7
Alphabet, Inc., Class C	3.6
Broadcom, Inc.	2.4
PepsiCo, Inc.	1.6
Total	58.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	NASDAQ–100® Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,390.60	$2.85 **	0.48%
Class F	$1,000.00	$1,388.80	$4.32 **	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41 **	0.48%
Class F	$1,000.00	$1,021.17	$3.66 **	0.73%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Automobiles — 4.3%
Lucid Group, Inc.(1)(2)	39,808	$ 274,277
Tesla, Inc.(1)	53,022	13,879,569
		$ 14,153,846
Beverages — 2.3%
Keurig Dr Pepper, Inc.	30,465	$ 952,640
Monster Beverage Corp.(1)	22,716	1,304,807
PepsiCo, Inc.	29,899	5,537,893
		$ 7,795,340
Biotechnology — 3.3%
Amgen, Inc.	11,596	$ 2,574,544
Biogen, Inc.(1)	3,141	894,714
Gilead Sciences, Inc.	27,071	2,086,362
Moderna, Inc.(1)	8,275	1,005,412
Regeneron Pharmaceuticals, Inc.(1)	2,342	1,682,821
Seagen, Inc.(1)	4,069	783,120
Vertex Pharmaceuticals, Inc.(1)	5,589	1,966,825
		$ 10,993,798
Broadline Retail — 7.7%
Amazon.com, Inc.(1)	171,644	$ 22,375,512
eBay, Inc.	11,534	515,454
JD.com, Inc. ADR	9,873	336,966
MercadoLibre, Inc.(1)	1,090	1,291,214
PDD Holdings, Inc. ADR(1)	13,252	916,243
		$ 25,435,389
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,207	$ 1,097,056
Copart, Inc.(1)	10,362	945,118
		$ 2,042,174
Communications Equipment — 1.4%
Cisco Systems, Inc.	88,438	$ 4,575,782
		$ 4,575,782
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	9,625	$ 5,181,907
Dollar Tree, Inc.(1)	4,783	686,361
Walgreens Boots Alliance, Inc.	18,725	533,475
		$ 6,401,743
Electric Utilities — 1.0%
American Electric Power Co., Inc.	11,172	$ 940,682
Constellation Energy Corp.	7,007	641,491
Exelon Corp.	21,584	879,332
Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	11,944	$ 742,559
		$ 3,204,064
Energy Equipment & Services — 0.2%
Baker Hughes Co.	21,971	$ 694,503
		$ 694,503
Entertainment — 2.1%
Activision Blizzard, Inc.(1)	17,062	$ 1,438,327
Electronic Arts, Inc.	5,918	767,565
Netflix, Inc.(1)	9,648	4,249,847
Warner Bros. Discovery, Inc.(1)	52,869	662,977
		$ 7,118,716
Financial Services — 0.5%
PayPal Holdings, Inc.(1)	24,232	$ 1,617,001
		$ 1,617,001
Food Products — 0.9%
Kraft Heinz Co. (The)	26,634	$ 945,507
Mondelez International, Inc., Class A	29,555	2,155,742
		$ 3,101,249
Ground Transportation — 0.7%
CSX Corp.	44,181	$ 1,506,572
Old Dominion Freight Line, Inc.	2,380	880,005
		$ 2,386,577
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc.(1)	1,661	$ 587,396
DexCom, Inc.(1)	8,413	1,081,155
GE HealthCare Technologies, Inc.	9,900	804,276
IDEXX Laboratories, Inc.(1)	1,801	904,516
Intuitive Surgical, Inc.(1)	7,604	2,600,112
		$ 5,977,455
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(1)	8,950	$ 1,147,032
Booking Holdings, Inc.(1)	802	2,165,664
Marriott International, Inc., Class A	6,600	1,212,354
Starbucks Corp.	24,880	2,464,613
		$ 6,989,663
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	14,447	$ 2,997,753
		$ 2,997,753
Interactive Media & Services — 11.4%
Alphabet, Inc., Class A(1)	101,298	$ 12,125,371

6
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C(1)	98,265	$ 11,887,117
Meta Platforms, Inc., Class A(1)	48,009	13,777,623
		$ 37,790,111
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	11,013	$ 718,929
		$ 718,929
Life Sciences Tools & Services — 0.2%
Illumina, Inc.(1)	3,431	$ 643,278
		$ 643,278
Machinery — 0.3%
PACCAR, Inc.	11,341	$ 948,675
		$ 948,675
Media — 1.6%
Charter Communications, Inc., Class A(1)	3,270	$ 1,201,300
Comcast Corp., Class A	90,268	3,750,635
Sirius XM Holdings, Inc.(2)	83,953	380,307
		$ 5,332,242
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	3,932	$ 516,508
		$ 516,508
Pharmaceuticals — 0.3%
AstraZeneca PLC	12,846	$ 919,388
		$ 919,388
Professional Services — 1.3%
Automatic Data Processing, Inc.	8,966	$ 1,970,637
CoStar Group, Inc.(1)	8,866	789,074
Paychex, Inc.	7,824	875,271
Verisk Analytics, Inc.	3,142	710,186
		$ 4,345,168
Semiconductors & Semiconductor Equipment — 18.2%
Advanced Micro Devices, Inc.(1)	34,949	$ 3,981,041
Analog Devices, Inc.	10,882	2,119,922
Applied Materials, Inc.	18,225	2,634,241
ASML Holding NV-NY Shares(3)	1,905	1,380,649
Broadcom, Inc.	9,048	7,848,507
Enphase Energy, Inc.(1)	2,974	498,085
GlobalFoundries, Inc.(1)(2)	11,888	767,727
Intel Corp.	90,521	3,027,022
KLA Corp.	2,978	1,444,390
Lam Research Corp.	2,916	1,874,580
Marvell Technology, Inc.	18,664	1,115,734
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	11,836	$ 1,060,387
Micron Technology, Inc.	23,751	1,498,926
NVIDIA Corp.	53,605	22,675,987
NXP Semiconductors NV	5,637	1,153,781
ON Semiconductor Corp.(1)	9,373	886,498
QUALCOMM, Inc.	24,176	2,877,911
Texas Instruments, Inc.	19,698	3,546,034
		$ 60,391,422
Software — 18.3%
Adobe, Inc.(1)	9,955	$ 4,867,895
ANSYS, Inc.(1)	1,881	621,238
Atlassian Corp., Class A(1)	3,296	553,102
Autodesk, Inc.(1)	4,648	951,027
Cadence Design Systems, Inc.(1)	5,918	1,387,889
CrowdStrike Holdings, Inc., Class A(1)	4,864	714,376
Datadog, Inc., Class A(1)	6,430	632,583
Fortinet, Inc.(1)	17,041	1,288,129
Intuit, Inc.	6,078	2,784,879
Microsoft Corp.	123,870	42,182,690
Palo Alto Networks, Inc.(1)	6,638	1,696,075
Synopsys, Inc.(1)	3,302	1,437,724
Workday, Inc., Class A(1)	4,471	1,009,954
Zoom Video Communications, Inc., Class A(1)	5,445	369,607
Zscaler, Inc.(1)	3,149	460,699
		$ 60,957,867
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.(1)	1,324	$ 1,264,817
Ross Stores, Inc.	7,423	832,341
		$ 2,097,158
Technology Hardware, Storage & Peripherals — 12.3%
Apple, Inc.	211,630	$ 41,049,871
		$ 41,049,871
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,652	$ 1,003,782
		$ 1,003,782
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,393	$ 731,063
		$ 731,063

7
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	26,041	$ 3,617,095
		$ 3,617,095
Total Common Stocks (identified cost $103,492,492)		$326,547,610

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Equity Funds — 0.7%
Invesco QQQ TM Trust, Series 1(2)	6,000	$ 2,216,520
Total Exchange-Traded Funds (identified cost $1,564,750)		$ 2,216,520

Short-Term Investments — 1.3%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(4)	2,508,774	$ 2,508,774
Total Affiliated Fund (identified cost $2,508,774)		$ 2,508,774
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(5)	940,815	$ 940,815
Total Securities Lending Collateral (identified cost $940,815)		$ 940,815
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(6)	$1,000	$ 974,134
Total U.S. Treasury Obligations (identified cost $977,675)		$ 974,134
Total Short-Term Investments (identified cost $4,427,264)		$ 4,423,723
Total Investments — 100.2% (identified cost $109,484,506)		$333,187,853
Other Assets, Less Liabilities — (0.2)%		$ (559,550)
Net Assets — 100.0%		$ 332,628,303

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $1,335,832.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $1,380,649 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

8
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	10	Long	9/15/23	$3,067,400	$ 115,200
					$115,200

Abbreviations:
ADR	– American Depositary Receipt
9
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $106,975,732) - including $1,335,832 of securities on loan	$ 330,679,079
Investments in securities of affiliated issuers, at value (identified cost $2,508,774)	2,508,774
Receivable for variation margin on open futures contracts	47,360
Cash	2
Receivable for capital shares sold	583,731
Dividends receivable	47,499
Dividends receivable - affiliated	20,945
Securities lending income receivable	6,717
Receivable from affiliate	40,289
Directors' deferred compensation plan	33,911
Total assets	$333,968,307
Liabilities
Payable for capital shares redeemed	$ 118,188
Deposits for securities loaned	940,815
Payable to affiliates:
Investment advisory fee	79,251
Administrative fee	31,947
Distribution fees	16,665
Sub-transfer agency fee	87
Directors' deferred compensation plan	33,911
Accrued expenses	119,140
Total liabilities	$ 1,340,004
Net Assets	$332,628,303
Sources of Net Assets
Paid-in capital	$ 109,983,012
Distributable earnings	222,645,291
Net Assets	$332,628,303
Class I Shares
Net Assets	$ 248,186,664
Shares Outstanding	1,918,787
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 129.35
Class F Shares
Net Assets	$ 84,441,639
Shares Outstanding	668,363
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 126.34
10
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $2,620)	$ 1,188,683
Dividend income - affiliated issuers	99,215
Interest income	22,617
Securities lending income, net	39,674
Total investment income	$ 1,350,189
Expenses
Investment advisory fee	$ 419,046
Administrative fee	167,618
Distribution fees:
Class F	82,335
Directors' fees and expenses	12,625
Custodian fees	3,707
Transfer agency fees and expenses	117,090
Accounting fees	32,803
Professional fees	25,623
Reports to shareholders	9,034
Miscellaneous	45,770
Total expenses	$ 915,651
Waiver and/or reimbursement of expenses by affiliates	$ (165,835)
Net expenses	$ 749,816
Net investment income	$ 600,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 646,729
Futures contracts	1,388,330
Net realized gain	$ 2,035,059
Change in unrealized appreciation (depreciation):
Investment securities	$ 90,040,201
Futures contracts	247,420
Net change in unrealized appreciation (depreciation)	$90,287,621
Net realized and unrealized gain	$92,322,680
Net increase in net assets from operations	$92,923,053
11
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 600,373	$ 1,070,203
Net realized gain (loss)	2,035,059	(4,766,933)
Net change in unrealized appreciation (depreciation)	90,287,621	(108,179,407)
Net increase (decrease) in net assets from operations	$ 92,923,053	$(111,876,137)
Distributions to shareholders:
Class I	$ —	$ (10,636,246)
Class F	—	(2,774,436)
Total distributions to shareholders	$ —	$ (13,410,682)
Capital share transactions:
Class I	$ (7,594,920)	$ (160,050)
Class F	11,305,691	20,757,139
Net increase in net assets from capital share transactions	$ 3,710,771	$ 20,597,089
Net increase (decrease) in net assets	$ 96,633,824	$(104,689,730)
Net Assets
At beginning of period	$ 235,994,479	$ 340,684,209
At end of period	$332,628,303	$ 235,994,479
12
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Financial Highlights

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 93.02	$ 146.70	$ 122.67	$ 86.05	$ 63.98	$ 65.60
Income (Loss) From Operations
Net investment income(1)	$ 0.27	$ 0.50	$ 0.27	$ 0.42	$ 0.44	$ 0.41
Net realized and unrealized gain (loss)	36.06	(48.48)	31.85	40.48	24.00	(0.46)
Total income (loss) from operations	$ 36.33	$ (47.98)	$ 32.12	$ 40.90	$ 24.44	$ (0.05)
Less Distributions
From net investment income	$ —	$ (0.21)	$ (0.39)	$ (0.49)	$ (0.41)	$ (0.40)
From net realized gain	—	(5.49)	(7.70)	(3.79)	(1.96)	(1.17)
Total distributions	$ —	$ (5.70)	$ (8.09)	$ (4.28)	$ (2.37)	$ (1.57)
Net asset value — End of period	$ 129.35	$ 93.02	$ 146.70	$ 122.67	$ 86.05	$ 63.98
Total Return(2)	39.06% (3)	(32.64)%	26.87%	48.22%	38.77%	(0.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,187	$184,733	$287,931	$237,710	$176,210	$130,777
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59% (5)	0.60%	0.59%	0.60%	0.59%	0.60%
Net expenses	0.48% (5)(6)	0.48% (6)	0.48%	0.48%	0.48%	0.48%
Net investment income	0.49% (5)	0.44%	0.20%	0.42%	0.58%	0.58%
Portfolio Turnover	1% (3)	7%	8%	12%	8%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
13
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 90.97	$144.01	$ 120.85	$ 85.03	$ 63.40	$ 65.18
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.13	$ 0.23	$ (0.07)	$ 0.16	$ 0.25	$ 0.23
Net realized and unrealized gain (loss)	35.24	(47.57)	31.32	39.94	23.75	(0.44)
Total income (loss) from operations	$ 35.37	$ (47.34)	$ 31.25	$ 40.10	$24.00	$ (0.21)
Less Distributions
From net investment income	$ —	$ (0.21)	$ (0.39)	$ (0.49)	$ (0.41)	$ (0.40)
From net realized gain	—	(5.49)	(7.70)	(3.79)	(1.96)	(1.17)
Total distributions	$ —	$ (5.70)	$ (8.09)	$ (4.28)	$ (2.37)	$ (1.57)
Net asset value — End of period	$126.34	$ 90.97	$144.01	$120.85	$85.03	$63.40
Total Return(2)	38.88% (3)	(32.81)%	26.55%	47.86%	38.44%	(0.72)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 84,442	$51,262	$ 52,753	$ 23,099	$ 5,669	$ 1,770
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.84% (5)	0.85%	0.84%	0.85%	0.84%	0.84%
Net expenses	0.73% (5)(6)	0.73% (6)	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.23% (5)	0.21%	(0.05)%	0.16%	0.32%	0.33%
Portfolio Turnover	1% (3)	7%	8%	12%	8%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
14
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
15

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 326,547,610(1)	$ —	$ —	$ 326,547,610
Exchange-Traded Funds	2,216,520	—	—	2,216,520
Short-Term Investments:
Affiliated Fund	2,508,774	—	—	2,508,774
Securities Lending Collateral	940,815	—	—	940,815
U.S. Treasury Obligations	—	974,134	—	974,134
Total Investments	$332,213,719	$974,134	$ —	$333,187,853
Futures Contracts	$ 115,200	$ —	$ —	$ 115,200
Total	$332,328,919	$974,134	$ —	$333,303,053

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
16

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $419,046.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $3,293 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $162,542.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $167,618.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $82,335 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $201 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
17

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $116,658, of which $27,439 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,853.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,448,949 and $2,371,755, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $4,987,805 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $2,700,204 are short-term and $2,287,601 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$109,507,807
Gross unrealized appreciation	$ 230,110,266
Gross unrealized depreciation	(6,315,020)
Net unrealized appreciation	$223,795,246
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$115,200 (1)	$ —

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,388,330	$ 247,420
18

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2023 was approximately $4,171,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan was $1,335,832 and the total value of collateral received was $1,350,015, comprised of cash of $940,815 and U.S. government and/or agencies securities of $409,200.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$940,815	$ —	$ —	$ —	$940,815
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,508,774, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,444,037	$13,373,783	$(13,309,046)	$ —	$ —	$2,508,774	$99,215	2,508,774
19

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	67,099	$ 7,424,553	131,475	$ 14,786,625
Reinvestment of distributions	—	—	116,116	10,636,246
Shares redeemed	(134,210)	(15,019,473)	(224,430)	(25,582,921)
Net increase (decrease)	(67,111)	$ (7,594,920)	23,161	$ (160,050)
Class F
Shares sold	135,431	$ 14,553,241	177,717	$ 19,243,996
Reinvestment of distributions	—	—	30,954	2,774,436
Shares redeemed	(30,543)	(3,247,550)	(11,504)	(1,261,293)
Net increase	104,888	$ 11,305,691	197,167	$ 20,757,139
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP owned 25.4% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 62.1%.
20

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
21

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Nasdaq 100 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period ended December 31,
22

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Board of Directors' Contract Approval

2022, while it had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2022. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2022. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
24

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
25

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

26

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24230     6.30.23

Calvert
VP S&P 500® Index Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP S&P 500® Index Portfolio

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	16.72%	19.24%	12.00%	12.50%

S&P 500® Index	—	—	16.89%	19.59%	12.30%	12.86%

% Total Annual Operating Expense Ratios[3]
Gross	0.43%
Net	0.28
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Apple, Inc.	7.5%
Microsoft Corp.	6.6
Amazon.com, Inc.	3.0
NVIDIA Corp.	2.7
Alphabet, Inc., Class A	1.9
Tesla, Inc.	1.8
Meta Platforms, Inc., Class A	1.7
Alphabet, Inc., Class C	1.6
Berkshire Hathaway, Inc., Class B	1.6
SPDR S&P 500 ETF Trust	1.6
Total	30.0%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
	$1,000.00	$1,167.20	$1.50 **	0.28%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.41	$1.40 **	0.28%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(1)	830	$ 161,950
Boeing Co. (The)(1)	6,782	1,432,087
General Dynamics Corp.	2,668	574,020
Howmet Aerospace, Inc.	4,444	220,245
Huntington Ingalls Industries, Inc.	492	111,979
L3Harris Technologies, Inc.	2,298	449,879
Lockheed Martin Corp.	2,673	1,230,596
Northrop Grumman Corp.	1,693	771,669
Raytheon Technologies Corp.	17,486	1,712,929
Textron, Inc.	2,603	176,041
TransDigm Group, Inc.	634	566,904
		$ 7,408,299
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,421	$ 134,071
Expeditors International of Washington, Inc.	1,812	219,488
FedEx Corp.	2,743	679,990
United Parcel Service, Inc., Class B	8,684	1,556,607
		$ 2,590,156
Automobile Components — 0.1%
Aptiv PLC(1)	3,334	$ 340,368
BorgWarner, Inc.	2,948	144,187
		$ 484,555
Automobiles — 2.1%
Ford Motor Co.	46,613	$ 705,255
General Motors Co.	16,488	635,777
Tesla, Inc.(1)	32,297	8,454,386
		$ 9,795,418
Banks — 2.9%
Bank of America Corp.	82,814	$ 2,375,934
Citigroup, Inc.	23,090	1,063,064
Citizens Financial Group, Inc.	6,022	157,054
Comerica, Inc.	1,732	73,368
Fifth Third Bancorp	8,445	221,343
Huntington Bancshares, Inc.	17,749	191,334
JPMorgan Chase & Co.	34,962	5,084,873
KeyCorp	11,262	104,061
M&T Bank Corp.	2,084	257,916
PNC Financial Services Group, Inc. (The)	4,734	596,247
Regions Financial Corp.	11,279	200,992
Truist Financial Corp.	15,798	479,469
Security	Shares	Value
Banks (continued)
U.S. Bancorp	16,546	$ 546,680
Wells Fargo & Co.	44,900	1,916,332
Zions Bancorp NA	1,934	51,947
		$ 13,320,614
Beverages — 1.6%
Brown-Forman Corp., Class B	2,396	$ 160,005
Coca-Cola Co. (The)	46,529	2,801,976
Constellation Brands, Inc., Class A	1,961	482,661
Keurig Dr Pepper, Inc.	10,456	326,959
Molson Coors Beverage Co., Class B	2,269	149,391
Monster Beverage Corp.(1)	9,063	520,579
PepsiCo, Inc.	16,486	3,053,537
		$ 7,495,108
Biotechnology — 1.9%
AbbVie, Inc.	21,076	$ 2,839,570
Amgen, Inc.	6,404	1,421,816
Biogen, Inc.(1)	1,738	495,069
Gilead Sciences, Inc.	14,795	1,140,251
Incyte Corp.(1)	2,229	138,755
Moderna, Inc.(1)	3,988	484,542
Regeneron Pharmaceuticals, Inc.(1)	1,280	919,731
Vertex Pharmaceuticals, Inc.(1)	3,055	1,075,085
		$ 8,514,819
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	106,808	$ 13,923,491
eBay, Inc.	6,550	292,720
Etsy, Inc.(1)	1,617	136,814
		$ 14,353,025
Building Products — 0.4%
A.O. Smith Corp.	1,597	$ 116,230
Allegion PLC	1,081	129,742
Carrier Global Corp.	9,902	492,228
Johnson Controls International PLC	8,138	554,523
Masco Corp.	2,775	159,230
Trane Technologies PLC	2,705	517,358
		$ 1,969,311
Capital Markets — 2.6%
Ameriprise Financial, Inc.	1,236	$ 410,550
Bank of New York Mellon Corp. (The)	8,518	379,221
BlackRock, Inc.	1,776	1,227,465
Cboe Global Markets, Inc.	1,329	183,415

6
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp. (The)	17,626	$ 999,042
CME Group, Inc.	4,342	804,529
FactSet Research Systems, Inc.	455	182,296
Franklin Resources, Inc.	3,777	100,884
Goldman Sachs Group, Inc. (The)	3,943	1,271,775
Intercontinental Exchange, Inc.	6,742	762,385
Invesco, Ltd.	5,598	94,102
MarketAxess Holdings, Inc.	454	118,685
Moody's Corp.	1,872	650,932
Morgan Stanley(2)	15,451	1,319,515
MSCI, Inc.	950	445,825
Nasdaq, Inc.	4,171	207,924
Northern Trust Corp.	2,650	196,471
Raymond James Financial, Inc.	2,384	247,388
S&P Global, Inc.	3,930	1,575,498
State Street Corp.	3,965	290,159
T. Rowe Price Group, Inc.	2,778	311,192
		$ 11,779,253
Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,677	$ 801,842
Albemarle Corp.	1,414	315,449
Celanese Corp.	1,227	142,087
CF Industries Holdings, Inc.	2,452	170,218
Corteva, Inc.	8,432	483,153
Dow, Inc.	8,495	452,444
DuPont de Nemours, Inc.	5,578	398,492
Eastman Chemical Co.	1,448	121,226
Ecolab, Inc.	2,991	558,390
FMC Corp.	1,617	168,718
International Flavors & Fragrances, Inc.	3,078	244,978
Linde PLC	5,853	2,230,461
LyondellBasell Industries NV, Class A	3,131	287,520
Mosaic Co. (The)	4,249	148,715
PPG Industries, Inc.	2,837	420,727
Sherwin-Williams Co. (The)	2,784	739,208
		$ 7,683,628
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,042	$ 517,957
Copart, Inc.(1)	5,088	464,077
Republic Services, Inc.	2,479	379,709
Rollins, Inc.	2,835	121,423
Waste Management, Inc.	4,391	761,487
		$ 2,244,653
Security	Shares	Value
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	3,033	$ 491,528
Cisco Systems, Inc.	48,925	2,531,379
F5, Inc.(1)	733	107,209
Juniper Networks, Inc.	3,970	124,380
Motorola Solutions, Inc.	2,018	591,839
		$ 3,846,335
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,760	$ 345,752
		$ 345,752
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	749	$ 345,806
Vulcan Materials Co.	1,604	361,606
		$ 707,412
Consumer Finance — 0.5%
American Express Co.	7,052	$ 1,228,458
Capital One Financial Corp.	4,529	495,337
Discover Financial Services	3,012	351,952
Synchrony Financial	5,438	184,457
		$ 2,260,204
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	5,300	$ 2,853,414
Dollar General Corp.	2,599	441,258
Dollar Tree, Inc.(1)	2,466	353,871
Kroger Co. (The)	7,863	369,561
Sysco Corp.	6,010	445,942
Target Corp.	5,556	732,837
Walgreens Boots Alliance, Inc.	8,494	241,994
Walmart, Inc.	16,756	2,633,708
		$ 8,072,585
Containers & Packaging — 0.2%
Amcor PLC	17,974	$ 179,381
Avery Dennison Corp.	958	164,584
Ball Corp.	4,002	232,956
International Paper Co.	4,455	141,714
Packaging Corp. of America	1,173	155,024
Sealed Air Corp.	1,746	69,840
WestRock Co.	3,189	92,704
		$ 1,036,203
Distributors — 0.1%
Genuine Parts Co.	1,741	$ 294,629

7
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Distributors (continued)
LKQ Corp.	3,246	$ 189,144
Pool Corp.	471	176,456
		$ 660,229
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	85,694	$ 1,366,819
Verizon Communications, Inc.	50,305	1,870,843
		$ 3,237,662
Electric Utilities — 1.7%
Alliant Energy Corp.	3,139	$ 164,735
American Electric Power Co., Inc.	6,203	522,293
Constellation Energy Corp.	3,848	352,284
Duke Energy Corp.	9,295	834,133
Edison International	4,610	320,165
Entergy Corp.	2,564	249,657
Evergy, Inc.	2,872	167,782
Eversource Energy	4,264	302,403
Exelon Corp.	11,797	480,610
FirstEnergy Corp.	6,680	259,718
NextEra Energy, Inc.	24,192	1,795,046
NRG Energy, Inc.	2,894	108,207
PG&E Corp.(1)	19,623	339,085
Pinnacle West Capital Corp.	1,343	109,401
PPL Corp.	9,209	243,670
Southern Co. (The)	12,933	908,543
Xcel Energy, Inc.	6,528	405,846
		$ 7,563,578
Electrical Equipment — 0.6%
AMETEK, Inc.	2,772	$ 448,731
Eaton Corp. PLC	4,801	965,481
Emerson Electric Co.	6,779	612,754
Generac Holdings, Inc.(1)	805	120,050
Rockwell Automation, Inc.	1,363	449,040
		$ 2,596,056
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,183	$ 610,196
CDW Corp.	1,664	305,344
Corning, Inc.	9,075	317,988
Keysight Technologies, Inc.(1)	2,158	361,357
TE Connectivity, Ltd.	3,738	523,918
Teledyne Technologies, Inc.(1)	558	229,399
Trimble, Inc.(1)	3,202	169,514
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	637	$ 188,444
		$ 2,706,160
Energy Equipment & Services — 0.3%
Baker Hughes Co.	12,451	$ 393,576
Halliburton Co.	10,961	361,603
Schlumberger, Ltd.	16,906	830,423
		$ 1,585,602
Entertainment — 1.4%
Activision Blizzard, Inc.(1)	8,485	$ 715,286
Electronic Arts, Inc.	3,090	400,773
Live Nation Entertainment, Inc.(1)	1,774	161,629
Netflix, Inc.(1)	5,318	2,342,526
Take-Two Interactive Software, Inc.(1)	1,881	276,808
Walt Disney Co. (The)(1)	21,844	1,950,232
Warner Bros. Discovery, Inc.(1)	27,187	340,925
		$ 6,188,179
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	21,343	$ 7,277,963
Fidelity National Information Services, Inc.	7,163	391,816
Fiserv, Inc.(1)	7,322	923,670
FleetCor Technologies, Inc.(1)	923	231,747
Global Payments, Inc.	3,203	315,560
Jack Henry & Associates, Inc.	929	155,450
Mastercard, Inc., Class A	10,005	3,934,966
PayPal Holdings, Inc.(1)	13,233	883,038
Visa, Inc., Class A	19,344	4,593,813
		$ 18,708,023
Food Products — 1.0%
Archer-Daniels-Midland Co.	6,631	$ 501,038
Bunge, Ltd.	1,830	172,661
Campbell Soup Co.	2,478	113,269
Conagra Brands, Inc.	5,657	190,754
General Mills, Inc.	6,967	534,369
Hershey Co. (The)	1,747	436,226
Hormel Foods Corp.	3,699	148,774
JM Smucker Co. (The)	1,265	186,803
Kellogg Co.	3,171	213,725
Kraft Heinz Co. (The)	9,803	348,006
Lamb Weston Holdings, Inc.	1,808	207,830
McCormick & Co., Inc.	2,975	259,509
Mondelez International, Inc., Class A	16,153	1,178,200

8
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A	3,648	$ 186,194
		$ 4,677,358
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,785	$ 207,667
		$ 207,667
Ground Transportation — 0.8%
CSX Corp.	24,114	$ 822,287
J.B. Hunt Transport Services, Inc.	1,000	181,030
Norfolk Southern Corp.	2,700	612,252
Old Dominion Freight Line, Inc.	1,094	404,507
Union Pacific Corp.	7,307	1,495,158
		$ 3,515,234
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	20,811	$ 2,268,815
Align Technology, Inc.(1)	844	298,472
Baxter International, Inc.	6,085	277,233
Becton Dickinson and Co.	3,369	889,450
Boston Scientific Corp.(1)	17,289	935,162
Cooper Cos., Inc. (The)	607	232,742
DENTSPLY SIRONA, Inc.	2,627	105,132
DexCom, Inc.(1)	4,662	599,114
Edwards Lifesciences Corp.(1)	7,190	678,233
GE HealthCare Technologies, Inc.	4,696	381,503
Hologic, Inc.(1)	3,002	243,072
IDEXX Laboratories, Inc.(1)	985	494,697
Insulet Corp.(1)	850	245,089
Intuitive Surgical, Inc.(1)	4,156	1,421,103
Medtronic PLC	15,945	1,404,754
ResMed, Inc.	1,743	380,845
STERIS PLC	1,178	265,026
Stryker Corp.	4,007	1,222,496
Teleflex, Inc.	566	136,989
Zimmer Biomet Holdings, Inc.	2,533	368,805
		$ 12,848,732
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	1,921	$ 369,658
Cardinal Health, Inc.	3,164	299,219
Centene Corp.(1)	6,509	439,032
Cigna Group	3,509	984,625
CVS Health Corp.	15,206	1,051,191
DaVita, Inc.(1)	786	78,969
Elevance Health, Inc.	2,812	1,249,343
Security	Shares	Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	2,447	$ 742,616
Henry Schein, Inc.(1)	1,675	135,843
Humana, Inc.	1,482	662,647
Laboratory Corp. of America Holdings	1,113	268,600
McKesson Corp.	1,608	687,114
Molina Healthcare, Inc.(1)	691	208,157
Quest Diagnostics, Inc.	1,375	193,270
UnitedHealth Group, Inc.	11,162	5,364,904
Universal Health Services, Inc., Class B	818	129,056
		$ 12,864,244
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	6,880	$ 138,288
Ventas, Inc.	4,745	224,296
Welltower, Inc.	5,953	481,538
		$ 844,122
Hotel & Resort REITs — 0.0%(3)
Host Hotels & Resorts, Inc.	9,109	$ 153,304
		$ 153,304
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(1)	438	$ 1,182,745
Caesars Entertainment, Inc.(1)	2,622	133,643
Carnival Corp.(1)	12,221	230,121
Chipotle Mexican Grill, Inc.(1)	327	699,453
Darden Restaurants, Inc.	1,434	239,593
Domino's Pizza, Inc.	451	151,983
Expedia Group, Inc.(1)	1,691	184,979
Hilton Worldwide Holdings, Inc.	3,139	456,881
Las Vegas Sands Corp.(1)	4,044	234,552
Marriott International, Inc., Class A	3,058	561,724
McDonald's Corp.	8,730	2,605,119
MGM Resorts International	3,847	168,960
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	114,075
Royal Caribbean Cruises, Ltd.(1)	2,700	280,098
Starbucks Corp.	13,597	1,346,919
Wynn Resorts, Ltd.	1,258	132,857
Yum! Brands, Inc.	3,322	460,263
		$ 9,183,965
Household Durables — 0.4%
D.R. Horton, Inc.	3,681	$ 447,941
Garmin, Ltd.	1,851	193,041
Lennar Corp., Class A	3,010	377,183
Mohawk Industries, Inc.(1)	700	72,212

9
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.	5,171	$ 44,988
NVR, Inc.(1)	36	228,622
PulteGroup, Inc.	2,750	213,620
Whirlpool Corp.	671	99,838
		$ 1,677,445
Household Products — 1.3%
Church & Dwight Co., Inc.	2,989	$ 299,587
Clorox Co. (The)	1,466	233,153
Colgate-Palmolive Co.	9,839	757,997
Kimberly-Clark Corp.	4,074	562,456
Procter & Gamble Co. (The)	28,181	4,276,185
		$ 6,129,378
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	8,456	$ 175,293
		$ 175,293
Industrial Conglomerates — 0.8%
3M Co.	6,672	$ 667,800
General Electric Co.	12,916	1,418,823
Honeywell International, Inc.	7,973	1,654,398
		$ 3,741,021
Industrial REITs — 0.3%
Prologis, Inc.	10,953	$ 1,343,166
		$ 1,343,166
Insurance — 2.0%
Aflac, Inc.	6,522	$ 455,236
Allstate Corp. (The)	3,201	349,037
American International Group, Inc.	8,584	493,923
Aon PLC, Class A	2,423	836,420
Arch Capital Group, Ltd.(1)	4,600	344,310
Arthur J. Gallagher & Co.	2,545	558,806
Assurant, Inc.	630	79,204
Brown & Brown, Inc.	2,885	198,603
Chubb, Ltd.	4,913	946,047
Cincinnati Financial Corp.	1,912	186,076
Everest Re Group, Ltd.	525	179,477
Globe Life, Inc.	1,092	119,705
Hartford Financial Services Group, Inc. (The)	3,680	265,034
Lincoln National Corp.	1,927	49,640
Loews Corp.	2,433	144,472
Marsh & McLennan Cos., Inc.	5,868	1,103,653
MetLife, Inc.	7,630	431,324
Security	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	2,747	$ 208,332
Progressive Corp. (The)	6,943	919,045
Prudential Financial, Inc.	4,442	391,873
Travelers Cos., Inc. (The)	2,740	475,828
W.R. Berkley Corp.	2,622	156,166
Willis Towers Watson PLC	1,307	307,798
		$ 9,200,009
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(1)	71,153	$ 8,517,014
Alphabet, Inc., Class C(1)	61,208	7,404,332
Match Group, Inc.(1)	3,413	142,834
Meta Platforms, Inc., Class A(1)	26,503	7,605,831
		$ 23,670,011
IT Services — 1.1%
Accenture PLC, Class A	7,546	$ 2,328,545
Akamai Technologies, Inc.(1)	1,923	172,820
Cognizant Technology Solutions Corp., Class A	6,019	392,920
DXC Technology Co.(1)	2,829	75,591
EPAM Systems, Inc.(1)	715	160,696
Gartner, Inc.(1)	973	340,852
International Business Machines Corp.	10,882	1,456,120
VeriSign, Inc.(1)	1,074	242,692
		$ 5,170,236
Leisure Products — 0.0%(3)
Hasbro, Inc.	1,748	$ 113,218
		$ 113,218
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	3,573	$ 429,653
Bio-Rad Laboratories, Inc., Class A(1)	289	109,566
Bio-Techne Corp.	1,960	159,995
Charles River Laboratories International, Inc.(1)	644	135,401
Danaher Corp.	7,942	1,906,080
Illumina, Inc.(1)	1,899	356,044
IQVIA Holdings, Inc.(1)	2,242	503,934
Mettler-Toledo International, Inc.(1)	261	342,338
Revvity, Inc.	1,524	181,036
Thermo Fisher Scientific, Inc.	4,609	2,404,746
Waters Corp.(1)	754	200,971
West Pharmaceutical Services, Inc.	901	344,605
		$ 7,074,369

10
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 1.7%
Caterpillar, Inc.	6,176	$ 1,519,605
Cummins, Inc.	1,735	425,353
Deere & Co.	3,198	1,295,798
Dover Corp.	1,659	244,951
Fortive Corp.	4,271	319,343
IDEX Corp.	896	192,873
Illinois Tool Works, Inc.	3,280	820,525
Ingersoll Rand, Inc.	4,798	313,597
Nordson Corp.	700	173,726
Otis Worldwide Corp.	4,902	436,327
PACCAR, Inc.	6,198	518,463
Parker-Hannifin Corp.	1,550	604,562
Pentair PLC	2,169	140,117
Snap-on, Inc.	668	192,511
Stanley Black & Decker, Inc.	1,889	177,018
Westinghouse Air Brake Technologies Corp.	2,238	245,441
Xylem, Inc.	2,925	329,413
		$ 7,949,623
Media — 0.7%
Charter Communications, Inc., Class A(1)	1,232	$ 452,600
Comcast Corp., Class A	49,724	2,066,032
Fox Corp., Class A	3,191	108,494
Fox Corp., Class B	1,942	61,930
Interpublic Group of Cos., Inc. (The)	4,869	187,846
News Corp., Class A	4,518	88,101
News Corp., Class B	2,023	39,894
Omnicom Group, Inc.	2,521	239,873
Paramount Global, Class B	6,215	98,881
		$ 3,343,651
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	17,000	$ 680,000
Newmont Corp.	9,581	408,726
Nucor Corp.	2,980	488,660
Steel Dynamics, Inc.	2,040	222,217
		$ 1,799,603
Multi-Utilities — 0.7%
Ameren Corp.	3,180	$ 259,711
CenterPoint Energy, Inc.	7,747	225,825
CMS Energy Corp.	3,504	205,860
Consolidated Edison, Inc.	4,110	371,544
Dominion Energy, Inc.	10,058	520,904
DTE Energy Co.	2,469	271,639
NiSource, Inc.	5,358	146,541
Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	5,918	$ 370,526
Sempra Energy	3,794	552,368
WEC Energy Group, Inc.	3,741	330,106
		$ 3,255,024
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,874	$ 212,680
Boston Properties, Inc.	1,813	104,411
		$ 317,091
Oil, Gas & Consumable Fuels — 3.7%
APA Corp.	3,881	$ 132,614
Chevron Corp.	20,820	3,276,027
ConocoPhillips	14,497	1,502,034
Coterra Energy, Inc.	8,984	227,295
Devon Energy Corp.	7,611	367,916
Diamondback Energy, Inc.	2,208	290,043
EOG Resources, Inc.	6,937	793,870
EQT Corp.	4,600	189,198
Exxon Mobil Corp.	48,464	5,197,764
Hess Corp.	3,349	455,297
Kinder Morgan, Inc.	23,393	402,828
Marathon Oil Corp.	7,666	176,471
Marathon Petroleum Corp.	5,032	586,731
Occidental Petroleum Corp.	8,777	516,088
ONEOK, Inc.	5,499	339,398
Phillips 66	5,443	519,153
Pioneer Natural Resources Co.	2,772	574,303
Targa Resources Corp.	2,800	213,080
Valero Energy Corp.	4,288	502,982
Williams Cos., Inc. (The)	14,702	479,726
		$ 16,742,818
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,533	$ 81,525
American Airlines Group, Inc.(1)	7,946	142,551
Delta Air Lines, Inc.(1)	7,623	362,398
Southwest Airlines Co.	7,058	255,570
United Airlines Holdings, Inc.(1)	4,021	220,632
		$ 1,062,676
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,750	$ 540,045
		$ 540,045

11
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	25,143	$ 1,607,895
Catalent, Inc.(1)	2,327	100,899
Eli Lilly & Co.	9,440	4,427,171
Johnson & Johnson	31,103	5,148,168
Merck & Co., Inc.	30,411	3,509,125
Organon & Co.	3,526	73,376
Pfizer, Inc.	67,429	2,473,296
Viatris, Inc.	15,111	150,808
Zoetis, Inc.	5,481	943,883
		$ 18,434,621
Professional Services — 0.8%
Automatic Data Processing, Inc.	4,900	$ 1,076,971
Broadridge Financial Solutions, Inc.	1,467	242,979
Ceridian HCM Holding, Inc.(1)	1,816	121,618
CoStar Group, Inc.(1)	4,873	433,697
Equifax, Inc.	1,506	354,362
Jacobs Solutions, Inc.	1,505	178,929
Leidos Holdings, Inc.	1,790	158,379
Paychex, Inc.	3,872	433,161
Paycom Software, Inc.	614	197,241
Robert Half International, Inc.	1,459	109,746
Verisk Analytics, Inc.	1,717	388,094
		$ 3,695,177
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	3,814	$ 307,828
		$ 307,828
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,750	$ 331,223
Camden Property Trust	1,285	139,898
Equity Residential	4,106	270,873
Essex Property Trust, Inc.	761	178,302
Invitation Homes, Inc.	7,136	245,478
Mid-America Apartment Communities, Inc.	1,471	223,386
UDR, Inc.	3,758	161,444
		$ 1,550,604
Retail REITs — 0.3%
Federal Realty Investment Trust	971	$ 93,964
Kimco Realty Corp.	7,823	154,269
Realty Income Corp.	7,985	477,423
Regency Centers Corp.	1,918	118,475
Simon Property Group, Inc.	3,946	455,684
		$ 1,299,815
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc.(1)	19,238	$ 2,191,400
Analog Devices, Inc.	6,000	1,168,860
Applied Materials, Inc.	10,024	1,448,869
Broadcom, Inc.	4,985	4,324,138
Enphase Energy, Inc.(1)	1,641	274,835
First Solar, Inc.(1)	1,197	227,538
Intel Corp.	49,872	1,667,720
KLA Corp.	1,627	789,127
Lam Research Corp.	1,593	1,024,076
Microchip Technology, Inc.	6,497	582,066
Micron Technology, Inc.	12,981	819,231
Monolithic Power Systems, Inc.	538	290,644
NVIDIA Corp.	29,639	12,537,890
NXP Semiconductors NV	3,128	640,239
ON Semiconductor Corp.(1)	5,260	497,491
Qorvo, Inc.(1)	1,224	124,885
QUALCOMM, Inc.	13,343	1,588,351
Skyworks Solutions, Inc.	1,975	218,613
SolarEdge Technologies, Inc.(1)	689	185,375
Teradyne, Inc.	1,880	209,300
Texas Instruments, Inc.	10,856	1,954,297
		$ 32,764,945
Software — 10.0%
Adobe, Inc.(1)	5,481	$ 2,680,154
ANSYS, Inc.(1)	1,072	354,050
Autodesk, Inc.(1)	2,540	519,709
Cadence Design Systems, Inc.(1)	3,234	758,438
Fair Isaac Corp.(1)	306	247,618
Fortinet, Inc.(1)	7,827	591,643
Gen Digital, Inc.	6,998	129,813
Intuit, Inc.	3,363	1,540,893
Microsoft Corp.	89,095	30,340,411
Oracle Corp.	18,398	2,191,018
Palo Alto Networks, Inc.(1)	3,589	917,025
PTC, Inc.(1)	1,317	187,409
Roper Technologies, Inc.	1,280	615,424
Salesforce, Inc.(1)	11,697	2,471,108
ServiceNow, Inc.(1)	2,417	1,358,282
Synopsys, Inc.(1)	1,806	786,351
Tyler Technologies, Inc.(1)	503	209,484
		$ 45,898,830
Specialized REITs — 1.1%
American Tower Corp.	5,528	$ 1,072,100
Crown Castle, Inc.	5,144	586,107

12
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Digital Realty Trust, Inc.	3,562	$ 405,605
Equinix, Inc.	1,121	878,797
Extra Space Storage, Inc.	1,648	245,305
Iron Mountain, Inc.	3,577	203,245
Public Storage	1,877	547,859
SBA Communications Corp.	1,349	312,644
VICI Properties, Inc.	12,050	378,732
Weyerhaeuser Co.	8,883	297,669
		$ 4,928,063
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	795	$ 55,888
AutoZone, Inc.(1)	218	543,552
Bath & Body Works, Inc.	2,810	105,375
Best Buy Co., Inc.	2,308	189,141
CarMax, Inc.(1)	1,930	161,541
Home Depot, Inc. (The)	12,101	3,759,055
Lowe's Cos., Inc.	7,143	1,612,175
O'Reilly Automotive, Inc.(1)	722	689,727
Ross Stores, Inc.	4,189	469,713
TJX Cos., Inc. (The)	13,658	1,158,062
Tractor Supply Co.	1,300	287,430
Ulta Beauty, Inc.(1)	594	279,533
		$ 9,311,192
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	177,020	$ 34,336,570
Hewlett Packard Enterprise Co.	16,183	271,874
HP, Inc.	10,524	323,192
NetApp, Inc.	2,737	209,107
Seagate Technology Holdings PLC	2,349	145,333
Western Digital Corp.(1)	3,795	143,944
		$ 35,430,020
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	14,759	$ 1,628,951
Ralph Lauren Corp.	536	66,089
Tapestry, Inc.	2,909	124,505
VF Corp.	4,118	78,612
		$ 1,898,157
Tobacco — 0.6%
Altria Group, Inc.	21,172	$ 959,091
Philip Morris International, Inc.	18,601	1,815,830
		$ 2,774,921
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,773	$ 399,539
United Rentals, Inc.	815	362,976
W.W. Grainger, Inc.	530	417,953
		$ 1,180,468
Water Utilities — 0.1%
American Water Works Co., Inc.	2,362	$ 337,175
		$ 337,175
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	6,831	$ 948,826
		$ 948,826
Total Common Stocks (identified cost $138,751,687)		$445,512,764

Exchange-Traded Funds — 1.6%

Security	Shares	Value
Equity Funds — 1.6%
SPDR S&P 500 ETF Trust	16,000	$ 7,092,480
Total Exchange-Traded Funds (identified cost $6,694,480)		$ 7,092,480

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	544	$ 555
Total Rights (identified cost $555)		$ 555

13
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	5,547,555	$ 5,547,555
Total Affiliated Fund (identified cost $5,547,555)		$ 5,547,555
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(7)	$1,000	$ 974,134
Total U.S. Treasury Obligations (identified cost $977,675)		$ 974,134
Total Short-Term Investments (identified cost $6,525,230)		$ 6,521,689
Total Investments — 100.0% (identified cost $151,971,952)		$459,127,488
Other Assets, Less Liabilities — 0.0%(3)		$ 42,422
Net Assets — 100.0%		$459,169,910

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 9).
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of June 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
14
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	30	Long	9/15/23	$6,732,375	$ 53,475
					$53,475
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$555
15
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $146,100,104)	$ 452,260,418
Investments in securities of affiliated issuers, at value (identified cost $5,871,848)	6,867,070
Receivable for variation margin on open futures contracts	105,410
Cash	17
Receivable for capital shares sold	47,384
Dividends receivable	301,747
Dividends receivable - affiliated	12,988
Securities lending income receivable	57
Receivable from affiliate	68,691
Directors' deferred compensation plan	95,661
Total assets	$459,759,443
Liabilities
Payable for investments purchased	$ 43,297
Payable for capital shares redeemed	220,964
Payable to affiliates:
Investment advisory fee	66,185
Administrative fee	44,367
Sub-transfer agency fee	185
Directors' deferred compensation plan	95,661
Accrued expenses	118,874
Total liabilities	$ 589,533
Net Assets	$459,169,910
Sources of Net Assets
Paid-in capital	$ 116,876,230
Distributable earnings	342,293,680
Net Assets	$459,169,910

Net Assets	$ 459,169,910
Shares Outstanding	2,680,665
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 171.29
16
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $952)	$ 3,530,239
Dividend income - affiliated issuers	108,299
Interest income	22,765
Securities lending income, net	4,715
Total investment income	$ 3,666,018
Expenses
Investment advisory fee	$ 386,458
Administrative fee	257,639
Directors' fees and expenses	18,573
Custodian fees	2,979
Transfer agency fees and expenses	161,593
Accounting fees	50,796
Professional fees	29,797
Reports to shareholders	4,380
Miscellaneous	38,264
Total expenses	$ 950,479
Waiver and/or reimbursement of expenses by affiliates	$ (352,009)
Net expenses	$ 598,470
Net investment income	$ 3,067,548
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 6,428,902
Investment securities - affiliated issuers	27,482
Futures contracts	423,958
Net realized gain	$ 6,880,342
Change in unrealized appreciation (depreciation):
Investment securities	$ 57,113,480
Investment securities - affiliated issuers	(20,371)
Futures contracts	241,893
Net change in unrealized appreciation (depreciation)	$57,335,002
Net realized and unrealized gain	$64,215,344
Net increase in net assets from operations	$67,282,892
17
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,067,548	$ 6,145,397
Net realized gain	6,880,342	22,114,701
Net change in unrealized appreciation (depreciation)	57,335,002	(126,471,955)
Net increase (decrease) in net assets from operations	$ 67,282,892	$ (98,211,857)
Distributions to shareholders	$ —	$ (39,863,740)
Net increase (decrease) in net assets from capital share transactions	$ (21,562,597)	$ 2,794,694
Net increase (decrease) in net assets	$ 45,720,295	$(135,280,903)
Net Assets
At beginning of period	$ 413,449,615	$ 548,730,518
At end of period	$459,169,910	$ 413,449,615
18
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 146.75	$ 200.13	$ 165.98	$ 147.79	$ 123.19	$ 141.18
Income (Loss) From Operations
Net investment income(1)	$ 1.11	$ 2.28	$ 2.08	$ 2.31	$ 2.43	$ 2.39
Net realized and unrealized gain (loss)	23.43	(40.18)	43.96	23.51	34.42	(7.33)
Total income (loss) from operations	$ 24.54	$ (37.90)	$ 46.04	$ 25.82	$ 36.85	$ (4.94)
Less Distributions
From net investment income	$ —	$ (2.16)	$ (2.56)	$ (2.57)	$ (2.63)	$ (2.84)
From net realized gain	—	(13.32)	(9.33)	(5.06)	(9.62)	(10.21)
Total distributions	$ —	$ (15.48)	$ (11.89)	$ (7.63)	$ (12.25)	$ (13.05)
Net asset value — End of period	$ 171.29	$ 146.75	$ 200.13	$ 165.98	$ 147.79	$ 123.19
Total Return(2)	16.72% (3)	(18.34)%	28.42%	18.11%	31.16%	(4.74)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$459,170	$413,450	$548,731	$480,052	$459,202	$391,342
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44% (5)	0.43%	0.43%	0.43%	0.38%	0.39%
Net expenses	0.28% (5)(6)	0.28% (6)	0.28%	0.28%	0.28%	0.28%
Net investment income	1.43% (5)	1.35%	1.11%	1.58%	1.72%	1.68%
Portfolio Turnover	2% (3)	6%	6%	10%	6%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
19
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P 500® Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
20

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 445,512,764(2)	$ —	$ —	$ 445,512,764
Exchange-Traded Funds	7,092,480	—	—	7,092,480
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	5,547,555	—	—	5,547,555
U.S. Treasury Obligations	—	974,134	—	974,134
Total Investments	$458,152,799	$974,134	$ 555	$459,127,488
Futures Contracts	$ 53,475	$ —	$ —	$ 53,475
Total	$458,206,274	$974,134	$ 555	$459,180,963

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
21

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $386,458.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $3,023 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $348,986.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $257,639.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $311 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $161,150, of which $142,002 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $24,357.
22

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,935,664 and $24,100,007, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$155,078,333
Gross unrealized appreciation	$ 310,179,234
Gross unrealized depreciation	(6,076,604)
Net unrealized appreciation	$304,102,630
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$53,475 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 423,958	$ 241,893
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2023 was approximately $5,475,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
23

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $6,867,070, which represents 1.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$1,368,227	$ —	$ (55,823)	$ 27,482	$ (20,371)	$ 1,319,515	$ 24,801	15,451
Short-Term Investments
Liquidity Fund	8,012,505	17,248,692	(19,713,642)	—	—	5,547,555	83,498	5,547,555
Total				$27,482	$(20,371)	$6,867,070	$108,299
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	36,236	$ 5,706,133	95,608	$ 16,343,612
Reinvestment of distributions	—	—	292,535	39,863,740
Shares redeemed	(172,933)	(27,268,730)	(312,682)	(53,412,658)
Net increase (decrease)	(136,697)	$(21,562,597)	75,461	$ 2,794,694
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP owned 91.1% of the value of the outstanding shares of the Fund.
24

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P 500® Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period, while it had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2022. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2022. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
26

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Calvert
VP S&P 500® Index Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24222     6.30.23

Calvert
VP Volatility Managed Moderate Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP Volatility Managed Moderate Portfolio

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class F at NAV	04/30/2013	04/30/2013	7.22%	5.99%	3.56%	4.68%

S&P Global LargeMidCap Managed Risk Index - Conservative	—	—	7.26%	6.56%	3.78%	4.64%
Moderate Portfolio Blended Benchmark	—	—	7.92	8.11	5.35	6.04

% Total Annual Operating Expense Ratios[3]	Class F
Gross	1.01%
Net	0.88
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)[1]
Vanguard Total Bond Market ETF	22.7%
iShares Core U.S. Aggregate Bond ETF	21.8
Vanguard S&P 500 ETF	20.4
Vanguard FTSE Developed Markets ETF	9.0
iShares S&P 500 Growth ETF	7.2
iShares S&P 500 Value ETF	5.1
Vanguard FTSE Emerging Markets ETF	2.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
Vanguard Real Estate ETF	1.8
iShares Russell 2000 ETF	1.8
Total	93.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Conservative is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 50% allocation to the underlying bond index. The index has a risk management overlay that seeks to limit the index volatility to 8%, and includes a synthetic put position to reduce downside risk. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Moderate Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,072.20	$4.16 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans. Expenses do not include fees and expenses incurred indirectly from investment in exchange-traded funds (the Underlying Funds).
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 95.6%

Security	Shares	Value
Equity Funds — 48.0%
iShares Core S&P Mid-Cap ETF	2,000	$ 522,960
iShares Russell 2000 ETF(1)	8,000	1,498,160
iShares S&P 500 Growth ETF(1)	84,000	5,920,320
iShares S&P 500 Value ETF(1)	26,000	4,190,940
Vanguard FTSE Developed Markets ETF	160,000	7,388,800
Vanguard FTSE Emerging Markets ETF	40,000	1,627,200
Vanguard Real Estate ETF(1)	18,000	1,504,080
Vanguard S&P 500 ETF	41,000	16,698,480
		$39,350,940
Fixed-Income Funds — 47.6%
iShares 1-3 Year Treasury Bond ETF	13,000	$ 1,054,040
iShares Core U.S. Aggregate Bond ETF	183,000	17,924,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,000	1,513,960
Vanguard Total Bond Market ETF	256,000	18,608,640
		$39,101,490
Total Exchange-Traded Funds (identified cost $65,506,380)		$78,452,430

Short-Term Investments — 4.2%
Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	3,340,679	$ 3,340,679
Total Affiliated Fund (identified cost $3,340,679)		$ 3,340,679
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(3)	95,452	$ 95,452
Total Securities Lending Collateral (identified cost $95,452)		$ 95,452
Total Short-Term Investments (identified cost $3,436,131)		$ 3,436,131
Total Investments — 99.8% (identified cost $68,942,511)		$81,888,561
Other Assets, Less Liabilities — 0.2%		$ 183,240
Net Assets — 100.0%		$82,071,801

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $5,815,325.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	13	Long	9/15/23	$2,917,363	$ 92,465
E-mini S&P MidCap 400 Index	2	Long	9/15/23	528,820	15,396
MSCI EAFE Index	9	Long	9/15/23	969,975	7,748
					$115,609
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $65,601,832) - including $5,815,325 of securities on loan	$ 78,547,882
Investments in securities of affiliated issuers, at value (identified cost $3,340,679)	3,340,679
Receivable for variation margin on open futures contracts	48,815
Deposits at broker for futures contracts	216,000
Receivable for capital shares sold	1,731
Dividends receivable	81,323
Dividends receivable - affiliated	17,294
Securities lending income receivable	1,009
Receivable from affiliates	11,707
Directors' deferred compensation plan	23,331
Total assets	$82,289,771
Liabilities
Payable for capital shares redeemed	$ 12,055
Deposits for securities loaned	95,452
Payable to affiliates:
Investment advisory fee	26,542
Administrative fee	8,114
Distribution fees	16,903
Sub-transfer agency fee	40
Directors' deferred compensation plan	23,331
Accrued expenses	35,533
Total liabilities	$ 217,970
Net Assets	$82,071,801
Sources of Net Assets
Paid-in capital	$ 64,804,399
Distributable earnings	17,267,402
Net Assets	$82,071,801
Class F Shares
Net Assets	$ 82,071,801
Shares Outstanding	4,493,694
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.26
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 813,483
Dividend income - affiliated issuers	99,022
Securities lending income, net	4,910
Total investment income	$ 917,415
Expenses
Investment advisory fee	$ 163,423
Administrative fee	49,027
Distribution fees	102,139
Directors' fees and expenses	3,520
Custodian fees	1,561
Transfer agency fees and expenses	29,465
Accounting fees	10,603
Professional fees	21,735
Reports to shareholders	1,129
Miscellaneous	2,896
Total expenses	$ 385,498
Waiver and/or reimbursement of expenses by affiliates	$ (57,831)
Net expenses	$ 327,667
Net investment income	$ 589,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 567,212
Futures contracts	(88,115)
Net realized gain	$ 479,097
Change in unrealized appreciation (depreciation):
Investment securities	$ 5,004,234
Futures contracts	(348,288)
Net change in unrealized appreciation (depreciation)	$4,655,946
Net realized and unrealized gain	$5,135,043
Net increase in net assets from operations	$5,724,791
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 589,748	$ 1,154,295
Net realized gain	479,097	2,610,799
Net change in unrealized appreciation (depreciation)	4,655,946	(18,826,676)
Net increase (decrease) in net assets from operations	$ 5,724,791	$ (15,061,582)
Distributions to shareholders	$ —	$ (3,738,072)
Net decrease in net assets from capital share transactions	$ (4,965,123)	$ (10,422,045)
Net increase (decrease) in net assets	$ 759,668	$ (29,221,699)
Net Assets
At beginning of period	$ 81,312,133	$110,533,832
At end of period	$82,071,801	$ 81,312,133
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Financial Highlights

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 17.03	$ 20.80	$ 19.10	$ 18.86	$ 16.49	$ 18.18
Income (Loss) From Operations
Net investment income(1)	$ 0.13	$ 0.23	$ 0.17	$ 0.20	$ 0.29	$ 0.27
Net realized and unrealized gain (loss)	1.10	(3.20)	1.74	0.77	2.49	(1.26)
Total income (loss) from operations	$ 1.23	$ (2.97)	$ 1.91	$ 0.97	$ 2.78	$ (0.99)
Less Distributions
From net investment income	$ —	$ (0.21)	$ (0.21)	$ (0.32)	$ (0.28)	$ (0.25)
From net realized gain	—	(0.59)	—	(0.41)	(0.13)	(0.45)
Total distributions	$ —	$ (0.80)	$ (0.21)	$ (0.73)	$ (0.41)	$ (0.70)
Net asset value — End of period	$ 18.26	$ 17.03	$ 20.80	$ 19.10	$ 18.86	$ 16.49
Total Return(2)	7.22% (3)	(14.17)%	10.06%	5.28%	17.02%	(5.73)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,072	$81,312	$110,534	$109,206	$110,131	$103,205
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.94% (6)	0.94%	0.91%	0.93%	0.90%	0.89%
Net expenses	0.81% (6)(7)	0.81% (7)	0.81%	0.83%	0.83%	0.83%
Net investment income	1.44% (6)	1.26%	0.86%	1.10%	1.63%	1.51%
Portfolio Turnover	3% (3)	17%	7%	15%	6%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively).
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 78,452,430	$ —	$ —	$ 78,452,430
Short-Term Investments:
Affiliated Fund	3,340,679	—	—	3,340,679
12

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 95,452	$ —	$ —	$ 95,452
Total Investments	$81,888,561	$ —	$ —	$81,888,561
Futures Contracts	$ 115,609	$ —	$ —	$ 115,609
Total	$82,004,170	$ —	$ —	$82,004,170
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $163,423.
13

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and, effective January 1, 2022, Parametric Portfolio Associates LLC (Parametric). AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $3,263 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $54,568.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $49,027.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $102,139 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $114 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $29,286, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,035.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,160,330 and $6,157,119, respectively.
14

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$70,744,417
Gross unrealized appreciation	$ 15,699,341
Gross unrealized depreciation	(4,439,588)
Net unrealized appreciation	$11,259,753
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$115,609 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (88,115)	$ (348,288)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2023 was approximately $1,215,000 and $6,884,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
15

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

At June 30, 2023, the total value of securities on loan was $5,815,325 and the total value of collateral received was $5,957,057, comprised of cash of $95,452 and U.S. government and/or agencies securities of $5,861,605.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$95,452	$ —	$ —	$ —	$95,452
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,340,679, which represents 4.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,460,088	$8,772,862	$(8,892,271)	$ —	$ —	$3,340,679	$99,022	3,340,679
16

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class F
Shares sold	24,411	$ 428,676	31,007	$ 588,578
Reinvestment of distributions	—	—	226,139	3,738,072
Shares redeemed	(304,068)	(5,393,799)	(798,306)	(14,748,695)
Net decrease	(279,657)	$(4,965,123)	(541,160)	$(10,422,045)
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
17

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provide
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
18

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser's experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers' compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2022, while it had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2022. The data also indicated that the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2022. The performance data also indicated that the Fund had outperformed its blended benchmark for the one-year period ended December 31, 2022, while it had underperformed its blended benchmark for the three- and five-year periods ended December 31, 2022. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
19

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays each Sub-Adviser’s sub‑advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements.  Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

20

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
21

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
22

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

23

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24234     6.30.23

Calvert
VP Volatility Managed Moderate Growth Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP Volatility Managed Moderate Growth Portfolio

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class F at NAV	04/30/2013	04/30/2013	8.57%	7.64%	4.13%	5.24%

S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	—	—	8.38%	8.07%	4.35%	5.18%
Moderate Growth Portfolio Blended Benchmark	—	—	9.72	10.81	6.64	7.38

% Total Annual Operating Expense Ratios[3]	Class F
Gross	1.03%
Net	0.89
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Vanguard S&P 500 ETF	21.3%
iShares Core U.S. Aggregate Bond ETF	15.3
Vanguard Total Bond Market ETF	13.8
Vanguard FTSE Developed Markets ETF	11.7
iShares S&P 500 Growth ETF	11.3
iShares S&P 500 Value ETF	9.6
Vanguard Real Estate ETF	2.7
Vanguard FTSE Emerging Markets ETF	2.4
iShares Russell 2000 ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.4
Total	91.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 40% allocation to the underlying bond index. The index has a risk management overlay that seeks to limit the index volatility to 10%, and includes a synthetic put position to reduce downside risk. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,085.70	$4.19 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans. Expenses do not include fees and expenses incurred indirectly from investment in exchange-traded funds (the Underlying Funds).
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 93.9%

Security	Shares	Value
Equity Funds — 62.2%
iShares Core S&P Mid-Cap ETF	3,000	$ 784,440
iShares Russell 2000 ETF(1)	8,000	1,498,160
iShares S&P 500 Growth ETF(1)	114,000	8,034,720
iShares S&P 500 Value ETF	42,000	6,769,980
Vanguard FTSE Developed Markets ETF	180,000	8,312,400
Vanguard FTSE Emerging Markets ETF	42,000	1,708,560
Vanguard Real Estate ETF(1)	23,000	1,921,880
Vanguard S&P 500 ETF	37,000	15,069,360
		$44,099,500
Fixed-Income Funds — 31.7%
iShares 1-3 Year Treasury Bond ETF	10,000	$ 810,800
iShares Core U.S. Aggregate Bond ETF	111,000	10,872,450
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,000	973,260
Vanguard Total Bond Market ETF	135,000	9,813,150
		$22,469,660
Total Exchange-Traded Funds (identified cost $50,564,468)		$66,569,160

Short-Term Investments — 5.9%
Affiliated Fund — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	3,968,279	$ 3,968,279
Total Affiliated Fund (identified cost $3,968,279)		$ 3,968,279
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(3)	220,740	$ 220,740
Total Securities Lending Collateral (identified cost $220,740)		$ 220,740
Total Short-Term Investments (identified cost $4,189,019)		$ 4,189,019
Total Investments — 99.8% (identified cost $54,753,487)		$70,758,179
Other Assets, Less Liabilities — 0.2%		$ 172,003
Net Assets — 100.0%		$70,930,182

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $4,853,938.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	16	Long	9/15/23	$3,590,600	$ 82,138
E-mini S&P MidCap 400 Index	4	Long	9/15/23	1,057,640	25,260
MSCI EAFE Index	12	Long	9/15/23	1,293,300	(1,759)
					$105,639
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $50,785,208) - including $4,853,938 of securities on loan	$ 66,789,900
Investments in securities of affiliated issuers, at value (identified cost $3,968,279)	3,968,279
Receivable for variation margin on open futures contracts	63,784
Deposits at broker for futures contracts	294,000
Receivable for capital shares sold	5,782
Dividends receivable	79,657
Dividends receivable - affiliated	16,871
Securities lending income receivable	1,129
Receivable from affiliates	9,228
Directors' deferred compensation plan	18,914
Total assets	$71,247,544
Liabilities
Payable for capital shares redeemed	$ 1,051
Deposits for securities loaned	220,740
Payable to affiliates:
Investment advisory fee	22,601
Administrative fee	6,927
Distribution fees	14,432
Sub-transfer agency fee	39
Directors' deferred compensation plan	18,914
Accrued expenses	32,658
Total liabilities	$ 317,362
Net Assets	$70,930,182
Sources of Net Assets
Paid-in capital	$ 51,742,082
Distributable earnings	19,188,100
Net Assets	$70,930,182
Class F Shares
Net Assets	$ 70,930,182
Shares Outstanding	3,563,454
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.90
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 638,213
Dividend income - affiliated issuers	89,405
Securities lending income, net	5,958
Total investment income	$ 733,576
Expenses
Investment advisory fee	$ 138,285
Administrative fee	41,486
Distribution fees	86,428
Directors' fees and expenses	2,979
Custodian fees	1,296
Transfer agency fees and expenses	25,108
Accounting fees	9,072
Professional fees	19,468
Reports to shareholders	1,299
Miscellaneous	2,719
Total expenses	$ 328,140
Waiver and/or reimbursement of expenses by affiliates	$ (51,032)
Net expenses	$ 277,108
Net investment income	$ 456,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 447,097
Futures contracts	(382,718)
Net realized gain	$ 64,379
Change in unrealized appreciation (depreciation):
Investment securities	$ 5,537,647
Futures contracts	(315,479)
Net change in unrealized appreciation (depreciation)	$5,222,168
Net realized and unrealized gain	$5,286,547
Net increase in net assets from operations	$5,743,015
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 456,468	$ 914,970
Net realized gain	64,379	2,212,243
Net change in unrealized appreciation (depreciation)	5,222,168	(15,948,660)
Net increase (decrease) in net assets from operations	$ 5,743,015	$(12,821,447)
Distributions to shareholders	$ —	$ (3,100,519)
Net decrease in net assets from capital share transactions	$ (3,652,183)	$ (5,597,124)
Net increase (decrease) in net assets	$ 2,090,832	$(21,519,090)
Net Assets
At beginning of period	$ 68,839,350	$ 90,358,440
At end of period	$70,930,182	$ 68,839,350
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Financial Highlights

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 18.33	$ 22.49	$ 19.99	$ 19.81	$ 17.18	$ 18.90
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.24	$ 0.18	$ 0.20	$ 0.29	$ 0.26
Net realized and unrealized gain (loss)	1.45	(3.55)	2.54	0.51	2.86	(1.49)
Total income (loss) from operations	$ 1.57	$ (3.31)	$ 2.72	$ 0.71	$ 3.15	$ (1.23)
Less Distributions
From net investment income	$ —	$ (0.21)	$ (0.22)	$ (0.31)	$ (0.28)	$ (0.23)
From net realized gain	—	(0.64)	—	(0.22)	(0.24)	(0.26)
Total distributions	$ —	$ (0.85)	$ (0.22)	$ (0.53)	$ (0.52)	$ (0.49)
Net asset value — End of period	$ 19.90	$ 18.33	$ 22.49	$ 19.99	$ 19.81	$ 17.18
Total Return(2)	8.57% (3)	(14.61)%	13.64%	3.82%	18.56%	(6.69)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,930	$68,839	$90,358	$86,356	$89,181	$83,345
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.95% (6)	0.95%	0.92%	0.95%	0.91%	0.89%
Net expenses	0.81% (6)(7)	0.81% (7)	0.81%	0.83%	0.83%	0.83%
Net investment income	1.32% (6)	1.20%	0.83%	1.06%	1.56%	1.40%
Portfolio Turnover	3% (3)	20%	10%	16%	7%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 66,569,160	$ —	$ —	$ 66,569,160
Short-Term Investments:
Affiliated Fund	3,968,279	—	—	3,968,279
Securities Lending Collateral	220,740	—	—	220,740
Total Investments	$70,758,179	$ —	$ —	$70,758,179
12

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 107,398	$ —	$ —	$ 107,398
Total	$70,865,577	$ —	$ —	$70,865,577
Liability Description
Futures Contracts	$ (1,759)	$ —	$ —	$ (1,759)
Total	$ (1,759)	$ —	$ —	$ (1,759)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $138,285.
13

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and, effective January 1, 2022, Parametric Portfolio Associates LLC (Parametric). AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $2,920 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $48,112.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $41,486.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $86,428 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $74 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $24,970, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,269.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,061,311 and $6,659,959, respectively.
14

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$56,759,272
Gross unrealized appreciation	$ 16,624,938
Gross unrealized depreciation	(2,520,392)
Net unrealized appreciation	$14,104,546
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$107,398 (1)	$(1,759) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (382,718)	$ (315,479)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2023 was approximately $1,107,000 and $6,244,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
15

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

At June 30, 2023, the total value of securities on loan was $4,853,938 and the total value of collateral received was $4,967,328, comprised of cash of $220,740 and U.S. government and/or agencies securities of $4,746,588.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$220,740	$ —	$ —	$ —	$220,740
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,968,279, which represents 5.6% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,725,784	$8,178,312	$(6,935,817)	$ —	$ —	$3,968,279	$89,405	3,968,279
16

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class F
Shares sold	13,344	$ 253,677	27,805	$ 574,763
Reinvestment of distributions	—	—	175,866	3,100,519
Shares redeemed	(205,381)	(3,905,860)	(466,578)	(9,272,406)
Net decrease	(192,037)	$(3,652,183)	(262,907)	$(5,597,124)
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
17

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
18

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser's experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers' compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2022, while it had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2022. It also indicated that the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2022. The performance data also indicated that the Fund had outperformed its blended benchmark for the one-year period ended December 31, 2022, while it had underperformed its blended benchmark for the three- and five-year periods ended December 31, 2022. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
19

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
21

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
22

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

23

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
25

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24236     6.30.23

Calvert
VP Volatility Managed Growth Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP Volatility Managed Growth Portfolio

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class F at NAV	04/30/2013	04/30/2013	9.61%	9.10%	4.31%	5.31%

S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	—	—	10.47%	10.94%	5.41%	6.19%
Growth Portfolio Blended Benchmark	—	—	11.52	13.52	7.87	8.69

% Total Annual Operating Expense Ratios[3]	Class F
Gross	1.02%
Net	0.91
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)[1]
Vanguard S&P 500 ETF	21.6%
iShares S&P 500 Growth ETF	16.5
Vanguard FTSE Developed Markets ETF	14.6
iShares Core U.S. Aggregate Bond ETF	14.4
iShares S&P 500 Value ETF	13.6
Vanguard Real Estate ETF	3.7
iShares Russell 2000 ETF	3.1
Vanguard FTSE Emerging Markets ETF	3.0
iShares Core S&P Mid-Cap ETF	1.7
iShares 1-3 Year Treasury Bond ETF	1.3
Total	93.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 20% allocation to the underlying bond index. The index has a risk management overlay that seeks to limit the index volatility to 14%, and includes a synthetic put position to reduce downside risk. The launch date of the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive was September 6, 2016; information presented prior to the index launch date is back-tested. Back-tested performance is not actual performance, but is hypothetical. The back-test calculations are based on the same methodology that was in effect when the index was officially launched. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,096.10	$4.21 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans. Expenses do not include fees and expenses incurred indirectly from investment in exchange-traded funds (the Underlying Funds).
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.4%

Security	Shares	Value
Equity Funds — 77.8%
iShares Core S&P Mid-Cap ETF	7,000	$ 1,830,360
iShares Russell 2000 ETF(1)	18,000	3,370,860
iShares S&P 500 Growth ETF(1)	251,000	17,690,480
iShares S&P 500 Value ETF	91,000	14,668,290
Vanguard FTSE Developed Markets ETF	341,000	15,747,380
Vanguard FTSE Emerging Markets ETF	78,000	3,173,040
Vanguard Real Estate ETF(1)	48,000	4,010,880
Vanguard S&P 500 ETF	57,000	23,214,960
		$ 83,706,250
Fixed-Income Funds — 16.6%
iShares 1-3 Year Treasury Bond ETF	18,000	$ 1,459,440
iShares Core U.S. Aggregate Bond ETF	158,000	15,476,100
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,000	973,260
		$ 17,908,800
Total Exchange-Traded Funds (identified cost $66,716,722)		$101,615,050

Short-Term Investments — 5.6%
Affiliated Fund — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	5,327,682	$ 5,327,682
Total Affiliated Fund (identified cost $5,327,682)		$ 5,327,682
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(3)	636,200	$ 636,200
Total Securities Lending Collateral (identified cost $636,200)		$ 636,200
Total Short-Term Investments (identified cost $5,963,882)		$ 5,963,882
Total Investments — 100.0% (identified cost $72,680,604)		$107,578,932
Other Assets, Less Liabilities — 0.0%(4)		$ 47,672
Net Assets — 100.0%		$107,626,604

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $10,865,048.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(3)	Represents investment of cash collateral received in connection with securities lending.
(4)	Amount is less than 0.05%.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	9	Long	9/15/23	$2,019,713	$ 63,962
E-mini S&P MidCap 400 Index	2	Long	9/15/23	528,820	15,396
MSCI EAFE Index	7	Long	9/15/23	754,425	6,020
					$85,378
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $67,352,922) - including $10,865,048 of securities on loan	$ 102,251,250
Investments in securities of affiliated issuers, at value (identified cost $5,327,682)	5,327,682
Receivable for variation margin on open futures contracts	35,768
Deposits at broker for futures contracts	159,000
Receivable for investments sold	402,477
Dividends receivable	152,633
Dividends receivable - affiliated	26,530
Securities lending income receivable	2,742
Receivable from affiliates	12,373
Directors' deferred compensation plan	33,064
Total assets	$108,403,519
Liabilities
Payable for capital shares redeemed	$ 2,684
Deposits for securities loaned	636,200
Payable to affiliates:
Investment advisory fee	34,424
Administrative fee	10,560
Distribution fees	22,001
Sub-transfer agency fee	32
Directors' deferred compensation plan	33,064
Accrued expenses	37,950
Total liabilities	$ 776,915
Net Assets	$107,626,604
Sources of Net Assets
Paid-in capital	$ 67,266,593
Distributable earnings	40,360,011
Net Assets	$107,626,604
Class F Shares
Net Assets	$ 107,626,604
Shares Outstanding	4,992,136
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.56
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 908,068
Dividend income - affiliated issuers	146,974
Securities lending income, net	11,027
Total investment income	$ 1,066,069
Expenses
Investment advisory fee	$ 215,044
Administrative fee	64,513
Distribution fees	134,402
Directors' fees and expenses	4,583
Custodian fees	2,139
Transfer agency fees and expenses	38,638
Accounting fees	13,390
Professional fees	22,739
Reports to shareholders	354
Miscellaneous	3,045
Total expenses	$ 498,847
Waiver and/or reimbursement of expenses by affiliates	$ (68,294)
Net expenses	$ 430,553
Net investment income	$ 635,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 2,218,448
Futures contracts	(1,112,830)
Net realized gain	$ 1,105,618
Change in unrealized appreciation (depreciation):
Investment securities	$ 8,930,778
Futures contracts	(735,195)
Net change in unrealized appreciation (depreciation)	$ 8,195,583
Net realized and unrealized gain	$ 9,301,201
Net increase in net assets from operations	$ 9,936,717
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 635,516	$ 1,338,012
Net realized gain	1,105,618	4,520,800
Net change in unrealized appreciation (depreciation)	8,195,583	(26,617,673)
Net increase (decrease) in net assets from operations	$ 9,936,717	$ (20,758,861)
Distributions to shareholders	$ —	$ (3,642,609)
Net decrease in net assets from capital share transactions	$ (12,078,787)	$ (7,763,282)
Net decrease in net assets	$ (2,142,070)	$ (32,164,752)
Net Assets
At beginning of period	$ 109,768,674	$ 141,933,426
At end of period	$107,626,604	$109,768,674
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Financial Highlights

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 19.67	$ 23.93	$ 20.86	$ 20.77	$ 17.67	$ 19.31
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.23	$ 0.18	$ 0.20	$ 0.29	$ 0.25
Net realized and unrealized gain (loss)	1.77	(3.83)	3.12	0.22	3.08	(1.68)
Total income (loss) from operations	$ 1.89	$ (3.60)	$ 3.30	$ 0.42	$ 3.37	$ (1.43)
Less Distributions
From net investment income	$ —	$ (0.21)	$ (0.23)	$ (0.33)	$ (0.27)	$ (0.21)
From net realized gain	—	(0.45)	—	—	—	—
Total distributions	$ —	$ (0.66)	$ (0.23)	$ (0.33)	$ (0.27)	$ (0.21)
Net asset value — End of period	$ 21.56	$ 19.67	$ 23.93	$ 20.86	$ 20.77	$ 17.67
Total Return(2)	9.61% (3)	(14.94)%	15.87%	2.15%	19.22%	(7.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,627	$109,769	$141,933	$136,204	$151,383	$150,047
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.93% (6)	0.92%	0.90%	0.93%	0.89%	0.87%
Net expenses	0.81% (6)(7)	0.81% (7)	0.81%	0.83%	0.83%	0.83%
Net investment income	1.18% (6)	1.11%	0.79%	1.00%	1.48%	1.32%
Portfolio Turnover	3% (3)	16%	7%	13%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 101,615,050	$ —	$ —	$ 101,615,050
Short-Term Investments:
Affiliated Fund	5,327,682	—	—	5,327,682
Securities Lending Collateral	636,200	—	—	636,200
Total Investments	$107,578,932	$ —	$ —	$107,578,932
12

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 85,378	$ —	$ —	$ 85,378
Total	$107,664,310	$ —	$ —	$107,664,310
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $215,044.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and, effective January 1, 2022, Parametric Portfolio Associates LLC (Parametric). AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
13

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $4,910 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $63,384.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $64,513.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $134,402 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $44 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $38,570, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $6,504.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,384,128 and $13,655,334, respectively.
14

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$77,814,557
Gross unrealized appreciation	$ 31,576,605
Gross unrealized depreciation	(1,726,852)
Net unrealized appreciation	$29,849,753
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$85,378 (1)	$ —

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (1,112,830)	$ (735,195)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2023 was approximately $906,000 and $13,739,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
15

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

At June 30, 2023, the total value of securities on loan was $10,865,048 and the total value of collateral received was $11,112,502, comprised of cash of $636,200 and U.S. government and/or agencies securities of $10,476,302.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$636,200	$ —	$ —	$ —	$636,200
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,327,682, which represents 5.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Liquidity Fund	$7,138,410	$14,114,422	$(15,925,150)	$ —	$ —	$5,327,682	$146,974	5,327,682
16

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class F
Shares sold	3,387	$ 69,701	8,111	$ 168,099
Reinvestment of distributions	—	—	193,037	3,642,609
Shares redeemed	(591,187)	(12,148,488)	(552,936)	(11,573,990)
Net decrease	(587,800)	$(12,078,787)	(351,788)	$ (7,763,282)
At June 30, 2023, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
17

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
18

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.  With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser's experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers' compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year period ended December 31, 2022. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2022, while it had underperformed the median of its peer universe for the three- and five-year period ended December 31, 2022. The data also indicated that the Fund had outperformed its benchmark index and blended benchmark for the one-year period ended December 31, 2022, while it had underperformed its benchmark index and blended benchmark for the three- and five-year periods ended December 31, 2022. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
19

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of the Fund’s expense universe and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time.  Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
21

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
22

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

23

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
25

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24238     6.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date:	August 23, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 23, 2023